UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-08922

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Mutual of America Institutional Funds, Inc.

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(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

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(Address of principal executive offices) (Zip code)

John R. Greed

Senior Executive Vice President and Chief Financial Officer

Mutual of America Life Insurance Company

320 Park Avenue

New York, NY 10022

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(Name and address of agents for service)

Registrant’s telephone number, including area code: (212) 224-1600

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Date of fiscal year end: December 31

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Date of reporting period: June 30, 2014

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ITEM 1.    REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders follows:

JUNE 30, 2014

Semi-Annual Report of Mutual of America Institutional Funds

This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

320 PARK AVENUE, NEW YORK, NEW YORK 10022

Dear Shareholder:

We are pleased to present the Mutual of America Institutional Funds, Inc. (the “Investment Company”) Semi-Annual Report. This Report includes important information regarding the performance and financial position of the Investment Company’s funds for the six months ended June 30, 2014.

Most Equity Markets Up

During the first six months of 2014, every asset class registered positive returns. With regard to U.S. stocks, the S&P 500® Index (S&P 500) increased by 7.14%, the Russell Midcaps by 8.67% and the Russell Small Caps (Russell 2000) by 3.19%. The Dow Jones Industrial Average, S&P 500 Index and Russell Midcap Index closed the period at or very near all-time highs. All 10 sectors of the S&P 500 advanced during this timeframe. In addition, the MSCI World Equity Index posted a year-to-date advance of 4.96%, with individual sectors advancing in a range from 1.71% to 6.08%.

Such good overall equity returns for the period are particularly noteworthy as they followed 2013 double-digit full-year returns for most developed and frontier markets, although emerging markets underperformed significantly.

U.S. Bond Returns Also Broadly Positive

The Barclays Capital Aggregate Index for all U.S. bonds was up 3.93%, with the lowest investment grade bonds (BBB) advancing 7.1%, and all bonds with maturities of greater than 10 years registering positive returns of 10.32%. In addition, all long-term sectors of the U.S. bond market advanced by double-digits during the period: U.S. long-term Treasury securities increased 12.14%, long-term Investment Grade securities were up 11.22% and long-term High Yield bonds advanced 13.06%. The lowest grade long-term High Yield bonds (CC-D) generated returns of 29.4%. Similarly, all global bond markets in aggregate showed positive returns, although not as robust as those for U.S. bonds.

Bond Market at Odds with Equity Market

The behavior of equity markets would suggest a consensus that global growth will accelerate from very sluggish rates during the first half of this year. However, the behavior of bond yields suggests that bond investors are more skeptical. The 10-Year U.S. Treasury Bond yield declined from 3.03% at the beginning of the year to as low as 2.44% in late May, although it rose quickly in early June to about 2.6%. However, through the end of May, long-term Treasury securities generated total returns in excess of 12%, almost three times those of the S&P 500 and Dow Jones indexes. The declines in the bond yields of troubled European sovereign nations over the past two years is more a reflection of the perception that policy actions taken have significantly reduced the risk that the Eurozone will collapse and the euro will disappear.

The key debate among market commentators over the past few months has been the apparent disagreement between equity and bond markets regarding the future prospects for growth. There are a number of plausible explanations for the decline in U.S. Treasury yields beyond fear that growth will disappoint. These include but are not limited to:

—	money flows from Europe, because spreads in the Eurozone bond markets have shrunk relative to those in the U.S.;

—	long-term reduction in expected inflation;

—	continued weakness in the Chinese Yuan and

—	a flight to quality in the face of rising geopolitical risk

While it is almost impossible to prove any of these explanations, some are reasonable enough to suggest that fear of a slowdown or recession may not be the primary catalyst for the decline in U.S. rates.

However, though U.S. economic data during the first couple of months of the 2nd quarter of 2014 were stronger than during the adverse-weather-impacted 1st quarter of 2014, they were not as robust as many economists had expected.

U.S. Sector Data Generally Positive

Nevertheless, June’s data flow showed accelerating strength. Should that continue, estimates for growth during the second half of 2014 could actually begin to rise. Almost all manufacturing surveys have indicated continuing strong and accelerating growth. The auto industry has been especially strong, almost reaching an annualized rate of 17 million vehicles produced in May, close to the prerecession run rate. And the employment statistics, which Janet Yellen, the Chair of the Federal Reserve Board, flagged as key to any future changes in monetary policy, have continued to show steady, though modest, improvement. Initial jobless claims are running at close to the 300,000 per month level that has historically been associated with sustainable economic growth. Nonfarm payrolls, perhaps the most-watched employment statistic, have been averaging an addition of close to 200,000 jobs per month over the past six to nine months, and registered a robust increase of 288,000 for June versus a consensus of 217,000, with the previous two months data revised upward.

This pace of job creation, as in the case of jobless claims, has historically signaled sustainable growth, although not necessarily robust growth. In June, the unemployment rate stood at 6.1%, its lowest level since April 2008 and down from a peak of 10% at the end of 2009. In addition, the labor participation rate, which has been falling since October 2008, seems to have stabilized. At the same time, the average work week and average hourly earnings have shown little growth improvement, largely accounting for anemic growth in personal income and in weak spending by consumers.

While not all the data are strong, they indicate the U.S. economy continues to improve with suggestions of acceleration. There is, however, a growing risk that the Federal Reserve will begin to raise policy rates sooner than the currently anticipated second half of 2015 should growth and/or inflation show signs of rising at an increasingly accelerating pace.

Ongoing Risks Remain a Threat to Global Growth

The risks we’ve repeatedly discussed over the past couple of years remain. China’s growth has slowed, and may slow even further, as policy officials grapple with a housing bubble and over-capacity in a number of industries.

Europe also continues to struggle with growth. A strong euro, continued austerity among a number of troubled sovereign nations and weakness in key export markets have all conspired to suppress growth, which has recently turned positive, but just barely. Compounding the growth problem is inflation, which has been decelerating, threatening deflation — an affliction that incapacitated the Japanese economy for more than 20 years.

Japan is in the process of trying to break out of the gravitational pull of deflation, primarily through an aggressive quantitative easing program focused on creating a weaker yen and higher inflation, as well as reform efforts designed to encourage higher wages; more business and consumer spending; and a more flexible, less bureaucratic financial system.

Europe has recently responded to decelerating inflation somewhat less aggressively than Japan, but by historical standards, the steps taken by the European Central Bank (“ECB”) are monumental. While stopping short of outright quantitative easing, the ECB lowered the rate paid to banks on excess reserves to -0.1%, meaning the banks must pay to keep deposits of their excess reserves at the central bank. The expectation is that banks will withdraw their excess reserves and begin making loans to stimulate the economy. In addition, the ECB renewed a program of making short-term (i.e., four years or less) loans to banks on condition that they use these funds to make loans to businesses and consumers. Finally, the ECB will change its practice of “sterilizing,” or neutralizing, the effect of its normal operations of buying bonds in the open market to facilitate seasonal liquidity needs. Normally, the central bank would shortly thereafter sell bonds back into the market in order to withdraw the liquidity its bond purchases had temporarily created. Going forward, the ECB has stated that it will not reverse bond purchases, thus allowing the extra liquidity to remain in the system. This technique is essentially a mini-quantitative easing program. Thus, more money will remain in the system as a further stimulus to economic activity.

At issue is whether or not these actions will have the desired effect. Excess reserves can be withdrawn from the central bank and invested risk-free in U.S. Treasury securities that offer at least marginally positive returns on short maturities, and more if the purchaser is willing to extend the maturity of their purchases one to two years. Some commentators claim that European banks had already begun to do this prior to the ECB’s action. Thus, such invested excess reserves would be unavailable for making loans.

Despite these shortcomings, the fact that the ECB took such uncharacteristically aggressive steps will make further actions such as outright quantitative easing more palatable in the future for what has long been one of the most conservative financial entities in the world.

There are also the inevitable risks that will come with the end of the Fed’s quantitative easing program. If statistics on employment show rapid improvement, or inflation begins to accelerate, investors will pull forward their expectations of rate increases. Markets will react with greater volatility and, at least initially, a negative response. Equities should continue to rise in this recovery as they have in the past, even in the face of rising rates for a prolonged period, as long as the economy and profits continue to grow. Bond prices longer term should fall, pushing up yields as demand for capital increases and forward expectations of inflation increase.

Geopolitical risk has long been a background risk to all economic analyses, whether over the last five, 25, 100 or 1,000 years. These risks ebb and flow in importance to market participants, but rarely impact markets for any sustained period of time unless they lead to clear economic disruptions. The most likely transmission of these geopolitical risks to the global economy would be through rising oil prices. Yet markets to date do not seem to have responded with outsized concerns. Oil prices did rise about 6% immediately following Russia’s annexation of Crimea, but have since totally retraced the increase. Unless any of these or other geopolitical issues begin to directly and observably impact the prospects for global growth, markets should remain focused on economic fundamentals. As discussed, these fundamentals, while weak, have persistently shown modest improvement over the past few years.

Near-Term Outlook for U.S. Domestic Growth and Market Performance

Specifically focusing on the U.S., equity markets tend to be driven by corporate earnings. The statistics for 1st quarter earnings for the S&P 500 support the notion of continued slow growth. Sales and earnings during the same period came in ahead of beginning-of-quarter expectations, at 2.0% and 6.0%, respectively. Of all companies reporting, more than 70% came in above expectations, ahead of the long-term average of about 65%. Importantly, margins held steady at close to historical highs. Despite these seemingly good results, sales remain subpar due to persistently slow economic growth, and earnings have been getting an assist from “financial engineering” in the form of share repurchases, rather than being generated by purely operational factors.

For the bond market, short rates should continue to be anchored by the Fed’s commitment to maintain policy rates near zero for an extended period of time. Any acceleration in economic growth, inflation or inflation expectations would most likely result in an upward movement in longer-term Treasury rates and widening corporate bond spreads. However, many investors have been hurt badly over the past several years trying to anticipate an increase in long rates. These rates surely will rise, at some point in time, and owners of long-term bonds will experience capital losses. The key question is: When will that happen?

The first catalyst probably will be evidence of any strong acceleration in economic growth, which in turn, would prompt the Federal Reserve to start raising policy rates shortly thereafter. Recent strong economic data has encouraged a number of economists to pull forward their projected start dates from the second half of 2015 to earlier in the year. When that time comes, equity markets may experience a correction, but as long as improving economic growth persists, and earnings rise, markets should recover and move to new highs until the cycle ends. Our best guess is that point will not be reached for at least two to three years.

As a result, we expect equity markets to continue to advance steadily but slowly for a longer period of time. One could argue that the slowness of this recovery has raised the prospects that we are only around the halfway point in the expansion, which has just clocked its 63rd month, slightly above the 57-month average for all post-World War II expansions. Note that the 12 million jobs lost in the Great Recession of 2008 — 2009 are just now on the verge of being fully replaced and few end-of-cycle economic signals have appeared.

Long-Term Concerns

The key long-term concern for investors and policy makers worldwide is what unanticipated consequences will be experienced when the inevitable unwinding of the unprecedented aggressive quantitative easing of the past five years begins in earnest.

The first concern that has been raised over the past few years is the prospect of runaway inflation, much like in the 1970s, this time as a result of the staggering amount of liquidity that has been pumped into the global financial system. Should those funds begin to be utilized aggressively by businesses for investment in fixed capital and labor rather than in financial assets, “too much money chasing too few goods” would likely drive up prices. Whether or not the central banks will have the wisdom to know when, or in what increments, or with what tools to withdraw liquidity without either not doing enough to prevent inflation, or doing too much and prompting a recession, remains an open-ended question.

A second and related concern that has been raised is the fear that the tremendous amount of liquidity in the financial system will generate a “bubble,” or bubbles, which will inevitably burst. We have several recent examples: The Savings and Loan crisis in the late 1980s and early 1990s, the Japanese housing collapse in 1989, the “Tech Wreck” of 2000 and of course the U.S. Real Estate Bust of 2008 that caused the so-called “Great Recession,” from which we have been attempting to exit for some time.

Recent comments by Janet Yellen that it was not the Fed’s job to use monetary policy to manage financial crises only heightened the concern over bubbles, which are generally financial in origin. The remark was even more astonishing given that Federal Reserve actions in response to the 2008 implosion of the financial system was the classic case of monetary policy addressing a financial crisis. In fairness, however, her statement included an expression of belief that regulatory oversight would in the future be sufficient to preclude another financial crisis and that the job of the Fed going forward would be to focus exclusively on its dual mandate to ensure price stability and full employment. History would suggest that regulations are usually put in place after a crisis, are designed to address the causes of that crisis and inevitably fail to anticipate the causes of the next one.

In short, it is probable that we will eventually face another economic or financial crisis. It is likely that no one, at least those in positions of authority and power, will foresee it. That is because by the time a bubble is about to burst, politicians and regulators will have become convinced their remedies for the prior meltdown have and will continue to work, and market participants will be blinded by their exuberance over some asset, or set of assets, whose values have soared. Unanticipated consequences can’t be anticipated.

The good news is that such an event is probably well off in the future. The heightened vigilance of the Federal Reserve and other central banks around the world, the extreme reluctance of businesses and consumers to spend and for banks to lend, and the current complacency within the financial markets suggest we are still in the “fear” phase rather than the “greed” phase of the market and economic cycle. Bubbles generally burst when no one is looking anymore. We’re not there yet.

The total return performance for each of the Mutual of America Institutional Funds is reflected below:

Total Returns — Six Months Ended June 30, 2014

All America Fund	+5.92%
Equity Index Fund	+7.06%
Mid-Cap Equity Index Fund	+7.47%
Small Cap Value Fund	+3.94%
Small Cap Growth Fund	+1.18%
Bond Fund	+4.94%
Money Market Fund	+0.01%

All Fund performance information presented throughout this report is historical, reflects the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages which immediately follow include brief discussions of each Fund’s performance for the six months ended June 30, 2014 compared with its relevant index.

Following the discussions are graphical representations of the asset allocations of each Fund and an illustration of each Fund’s operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages which then follow.

Thank you for your continued investment in our Funds.

Sincerely,

John R. Greed

Chairman of the Board, President

and Chief Executive Officer

Mutual of America Institutional Funds, Inc.

The views expressed in this Semi-Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index (S&P 500). The All America Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, using three different investment approaches. The actively managed portion of the All America Fund is close to being equally distributed between large cap stocks and small cap stocks, with the small cap stocks in turn equally distributed between small cap value and small cap growth stocks.

For the six months ended June 30, 2014, the S&P 500 of large capitalization stocks increased by 7.14% on a total return basis, while the Russell 2000® Growth Index was up 2.22% and the Russell 2000® Value Index was up 4.20%.

The All America Fund’s return for the six months ended June 30, 2014, before expenses was 6.17% and 5.92% after expenses versus the benchmark return of 7.14%. The underperformance of the Fund was the result of under-performance by the Small Cap Growth, Small Cap Value and Active Large Cap components of the Fund. The Equity Index modestly out-performed the benchmark.

EQUITY INDEX FUND

The Equity Index Fund’s objective is to replicate the performance of the S&P 500® Index (S&P 500), which consists of 500 stocks chosen by Standard & Poor’s for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock’s weight in the index proportionate to its market value. The weightings make each company’s influence on the S&P 500’s performance directly proportional to that company’s market value.

The S&P 500 had a strong first half of 2014, returning 7.14% including dividends. The S&P 500 closed the half-year at nearly its all-time high level on June 30, 2014. Utilities, Energy and Health Care were the best performing sectors of the year to date period, returning 18.7%, 13.0% and 10.6%, respectively. No sectors had a negative return but Consumer Discretionary, Industrials, and Telecom were the worst performing, with returns of 0.6%, 4.0% and 4.3%, respectively.

The Equity Index Fund’s performance for the six months ended June 30, 2014, was 7.12% before expenses and 7.06% after expenses, in line with the benchmark return of 7.14%.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (S&P MidCap 400). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P MidCap 400’s performance directly proportional to that company’s market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The S&P MidCap 400 outperformed the S&P 500® for the first half of 2014, at 8.7% versus 7.1% for the large cap stocks. The outperformance is a continuation of strong Mid Cap performance for 2013. Within the S&P MidCap 400, Telecom, Utilities and Energy sectors were up substantially, advancing 18.7%, 18.6%, and 16.5% respectively. The worst performing sector was Consumer Discretionary with a return of 2.2%.

The Mid-Cap Equity Index Fund’s performance for the six months ended June 30, 2014, was 7.53% before expenses and 7.47% after expenses, in line with 7.50% return of the S&P MidCap 400. Note that there are no expenses for this fund.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is to outperform the Russell 2000® Value Index. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the six months ended June 30, 2014, the Small Cap Value Fund returned 4.36% before expenses and 3.94% after expenses versus a 4.20% return for the Russell 2000 Value Index. Within the benchmark, the best performing sectors were Utilities and Energy while the worst sectors were Finance and Basic Materials.

Stock selection was the primary driver of negative performance versus the benchmark. Sectors contributing to Fund performance included Industrials and Health Care, while sectors detracting from Fund performance included Energy and Retail.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned 1.60% before expenses and 1.18% after expenses during the six months ended June 30, 2014. The Fund’s benchmark, the Russell 2000® Growth Index, returned 2.22% for the period.

The first six months of the year were lackluster compared to the returns seen in 2013. The small capitalization growth marketplace showed its volatility compared to other equity classes. The Russell 2000 Growth Index showed a 6.2% return for the month of June bringing the index back into positive territory.

The Consumer Discretionary sector is showing the poorest performance as weather was particularly cold during the first quarter of the year and consumer discretionary income was into services. In addition, given the cold weather, housing activity has been lackluster. The small capitalization sector has more exposure to housing and its related industries than do the mid and large capitalization sectors. Nonetheless, with lower interest rates since the beginning of the year, industries with relatively attractive yields have particularly benefitted such as Real Estate Investment Trusts (REITs).

The Energy sector has showed the most attractive performance given the tensions in the Middle East and the Ukraine. We had very competitive returns in this area. Most beneficial to our Fund have been Health Care and Consumer Staples. Detracting from the Fund has been the Consumer Discretionary and Materials sectors.

BOND FUND

The Bond Fund’s primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk by investing primarily in investment grade, publicly traded debt securities. A secondary objective is preservation of capital. The Bond Fund primarily invests in corporate, U.S. government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

The Federal Reserve continued to emphasize low short-term rates in order to stimulate the economy, re-liquefy the banking system and support the mortgage market. However, yields on intermediate and longer dated issues rose over 100 basis points during the year as the market became concerned about a tapering of Federal Reserve purchases. As a result, the broad bond market indices registered negative returns for 2013.

Yield spreads between corporate and treasury bonds narrowed throughout the period as investors sought securities with higher yields. This emphasis on income caused the BBB sector to be the best performer in the Investment Grade universe. Financials fared better than Industrials, though both underperformed the stock market by a wide margin.

The Fund’s strategy was to maintain a similar maturity profile to the Aggregate Index with an overweighting of BBB issuers. Intermediate maturities were emphasized, as was diversification. This was done to protect the Fund from unexpected credit events, so few holdings exceeded one-half of one percent of the Fund’s value. The extreme diversification was unnecessary, but will be maintained going forward as part of our risk control.

The Bond Fund’s return for the six months ended June 30, 2014, was 5.16% before expenses and 4.94% after expenses. This compares favorably to the Barclays Capital U.S. Aggregate Bond Index, which returned 3.93% for the period. The Fund’s emphasis on higher-yielding corporate issues was a major contributor to its performance.

MONEY MARKET FUND

The Money Market Fund’s investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. The Money Market Fund returned 0.05% before expenses and 0.01% after expenses for the six months ended June 30, 2014, compared to a 0.02% return for the Citigroup 3-Month Treasury Bill Index. Note that the benchmark performance does not reflect any expenses.

During the first half of 2014, the Federal Reserve remained committed to a near-zero interest rate policy by keeping the Fed Funds target rate at a range of 0% to 0.25%. As a result, money market returns were affected by extremely low yields and a decrease in supply of eligible investments. The Fund’s strategy continued to focus on quality, liquidity, and maintaining a relatively short weighted average maturity.

The seven-day effective yield as of August 12, 2014, was 0.02%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees the investments in shares of the Money Market Fund.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. ASSET ALLOCATIONS AS OF JUNE 30, 2014 (Unaudited)

All America Fund

Equity Index Fund

Mid-Cap Equity Index Fund

Small Cap Value Fund

Small Cap Growth Fund

Bond Fund

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ASSET ALLOCATIONS AS OF JUNE 30, 2014 (Unaudited) (Continued)

Money Market Fund

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Institutional Funds, Inc. Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management LLC, the Funds’ Adviser, has contractually agreed to limit each Fund’s total operating expenses to their respective investment management fees. This contractual obligation remains in effect through April 30, 2015 and will continue for succeeding 12 month periods ending April 30th unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

In addition, the Adviser to the Money Market Fund has agreed to waive as much of its investment management fee and reimburse as much of the other fund operating expenses as necessary in order to cause the cumulative monthly total investment return of the Money Market Fund, net of fees and expenses, to be no less than zero. This resulted in an effective investment management fee of 0.08% for the Money Market Fund during the six months ended June 30, 2014 and resulted in the Fund being reimbursed for all other operating expenses during that period.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2014 and held for the entire period ending June 30, 2014 under the expense limitations in effect during that period as described above.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.

All America Fund
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1 to June 30, 2014
Actual	$1,000.00	$1,029.09	$2.52
Hypothetical (5% return before expenses)	$1,000.00	$1,022.08	$2.51

*	Expenses are equal to the Fund’s annual expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. EXPENSE EXAMPLE (Unaudited) (Continued)

Equity Index Fund
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1 to June 30, 2014
Actual	$1,000.00	$1,034.60	$0.63
Hypothetical (5% return before expenses)	$1,000.00	$1,023.99	$0.62

*	Expenses are equal to the Fund’s annual expense ratio of 0.124%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid-Cap Equity Index Fund
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1 to June 30, 2014
Actual	$1,000.00	$1,036.57	$0.62
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$0.61

*	Expenses are equal to the Fund’s annual expense ratio of 0.122%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Value Fund
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1 to June 30, 2014
Actual	$1,000.00	$1,019.46	$4.26
Hypothetical (5% return before expenses)	$1,000.00	$1,020.29	$4.26

*	Expenses are equal to the Fund’s annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Fund
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1 to June 30, 2014
Actual	$1,000.00	$1,005.87	$4.23
Hypothetical (5% return before expenses)	$1,000.00	$1,020.29	$4.26

*	Expenses are equal to the Fund’s annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. EXPENSE EXAMPLE (Unaudited) (Continued)

Bond Fund
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1 to June 30, 2014
Actual	$1,000.00	$1,024.33	$2.21
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	$2.21

*	Expenses are equal to the Fund’s annual expense ratio of 0.44%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Money Market Fund
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1 to June 30, 2014
Actual	$1,000.00	$1,000.05	$0.99
Hypothetical (5% return before expenses)	$1,000.00	$1,023.61	$1.00

*	Expenses are equal to the Fund’s annual expense ratio (before any fee waiver) of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.9%)
Amazon.com, Inc.*	324	$105,229
Comcast Corp. Cl A	2,260	121,317
Disney (Walt) Co.	1,400	120,036
Home Depot, Inc.	1,189	96,261
McDonald’s Corp.	859	86,536
Starbucks Corp.	655	50,684
Other Securities	22,711	1,212,599

		1,792,662

CONSUMER STAPLES (5.6%)
Coca-Cola Co.	3,285	139,153
PepsiCo, Inc.	1,318	117,750
Philip Morris Int’l., Inc.	1,367	115,252
Proctor & Gamble Co.	2,352	184,844
Wal-Mart Stores, Inc.	1,401	105,173
Other Securities	13,462	776,843

		1,439,015

ENERGY (6.3%)
Chevron Corp.	1,655	216,060
EOG Resources, Inc.	474	55,392
Exxon Mobil Corp.	3,731	375,636
Halliburton Co.	733	52,050
Occidental Petroleum Corp.	682	69,994
Schlumberger Ltd.	1,131	133,401
Other Securities	11,690	738,608

		1,641,141

FINANCIALS (9.4%)
American Int’l. Group, Inc.	1,258	68,662
Bank of America Corp.	9,138	140,451
Berkshire Hathaway, Inc. Cl B*	1,564	197,940
Capital One Financial Corp.	496	40,970
Citigroup, Inc.	2,640	124,344
Goldman Sachs Group, Inc.	362	60,613
JPMorgan Chase & Co.	3,288	189,455
MetLife, Inc.	977	54,282
Simon Property Group, Inc.	270	44,896
Wells Fargo & Co.	4,165	218,912
Other Securities	26,734	1,298,124

		2,438,649

HEALTH CARE (7.8%)
Biogen Idec, Inc.*	206	64,954
Celgene Corp.*	696	59,772

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Gilead Sciences, Inc.*	1,334	$110,602
Johnson & Johnson	2,458	257,156
Merck & Co., Inc.	2,539	146,881
Pfizer, Inc.	5,543	164,516
UnitedHealth Group, Inc.	851	69,569
Other Securities	15,871	1,141,293

		2,014,743

INDUSTRIALS (6.1%)
Boeing Co.	582	74,048
General Electric Co.	8,715	229,030
Roper Industries, Inc.	86	12,557
Union Pacific Corp.	788	78,603
Other Securities	15,370	1,192,945

		1,587,183

INFORMATION TECHNOLOGY (11.0%)
Apple, Inc.	5,239	486,855
Cisco Systems, Inc.	4,452	110,632
Facebook, Inc. Cl A*	1,495	100,599
Google, Inc. Cl A*	247	144,413
Google, Inc. Cl C*	247	142,094
Int’l. Business Machines Corp.	827	149,910
Intel Corp.	4,326	133,673
MasterCard, Inc. Cl A	873	64,139
Microsoft Corp.	6,532	272,384
Oracle Corp.	2,984	120,942
QUALCOMM, Inc.	1,467	116,186
Other Securities	22,073	1,006,699

		2,848,526

MATERIALS (2.1%)
Other Securities	8,429	530,718

TELECOMMUNICATION SERVICES (1.4%)
AT&T, Inc.	4,508	159,403
Verizon Communications, Inc.	3,599	176,099
Other Securities	1,892	28,324

		363,826

UTILITIES (1.8%)
Other Securities	9,905	477,320

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $10,223,415) 58.4%		15,133,783

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill (1)	A-1+	0.04	09/11/14	$200,000	$199,985

TOTAL INDEXED ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $199,985) 0.8%					199,985

TOTAL INDEXED ASSETS (Cost: $10,423,400) 59.2%					$15,333,768

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2014 (Unaudited)

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.7%)
Amazon.com, Inc.*	192	$62,358
Disney (Walt) Co.	885	75,880
Home Depot, Inc.	596	48,252
McDonald’s Corp.	501	50,471
Starbucks Corp.	656	50,761
Other Securities	29,183	924,565

		1,212,287

CONSUMER STAPLES (2.4%)
Coca-Cola Co.	838	35,498
PepsiCo, Inc.	551	49,226
Philip Morris Int’l., Inc.	362	30,520
Proctor & Gamble Co.	938	73,717
Wal-Mart Stores, Inc.	774	58,104
Other Securities	11,027	386,699

		633,764

ENERGY (3.5%)
Chevron Corp.	388	50,653
EOG Resources, Inc.	418	48,847
Exxon Mobil Corp.	1,577	158,772
Halliburton Co.	972	69,022
Occidental Petroleum Corp.	460	47,210
Other Securities	22,365	541,714

		916,218

FINANCIALS (7.4%)
American Int’l. Group, Inc.	880	48,030
Bank of America Corp.	3,252	49,983
Berkshire Hathaway, Inc. Cl B*	370	46,827
Capital One Financial Corp.	876	72,358
Citigroup, Inc.	856	40,318
Goldman Sachs Group, Inc.	301	50,399
JPMorgan Chase & Co.	1,937	111,610
MetLife, Inc.	883	49,059
Simon Property Group, Inc.	317	52,711
Wells Fargo & Co.	1,886	99,128
Other Securities	50,057	1,291,774

		1,912,197

HEALTH CARE (5.3%)
Biogen Idec, Inc.*	129	40,675
Celgene Corp.*	822	70,593
Gilead Sciences, Inc.*	875	72,546
Merck & Co., Inc.	1,358	78,560
Pfizer, Inc.	3,165	93,937
UnitedHealth Group, Inc.	384	31,392
Other Securities	34,664	985,236

		1,372,939

INDUSTRIALS (4.8%)
Boeing Co.	652	82,954
General Electric Co.	2,896	76,107

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Roper Industries, Inc.	659	$96,221
Union Pacific Corp.	466	46,484
Other Securities	24,953	947,844

		1,249,610

INFORMATION TECHNOLOGY (6.6%)
Apple, Inc.	2,338	217,270
Cisco Systems, Inc.	1,749	43,463
Facebook, Inc. Cl A*	634	42,662
Google, Inc. Cl A*	90	52,620
Google, Inc. Cl C*	90	51,775
MasterCard, Inc. Cl A	490	36,000
Microsoft Corp.	2,015	84,026
Oracle Corp.	1,253	50,784
QUALCOMM, Inc.	717	56,786
Other Securities	34,963	1,073,532

		1,708,918

MATERIALS (1.8%)
Other Securities	11,853	462,143

TELECOMMUNICATION SERVICES (0.5%)
AT&T, Inc.	1,684	59,546
Verizon Communications, Inc.	721	35,279
Other Securities	1,557	32,361

		127,186

UTILITIES (1.2%)
Other Securities	6,571	322,688

TOTAL ACTIVE ASSETS-COMMON STOCKS
(Cost: $6,900,293) 38.2%		9,917,950

ACTIVE ASSETS:
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.1%)
Energy XXI (Bermuda) Ltd., 7.25%	100	25,855

TOTAL ACTIVE ASSETS-CONVERTIBLE PREFERRED STOCKS
(Cost: $10,000) 0.1%		25,855

TOTAL ACTIVE ASSETS
(Cost: $6,910,293) 38.3%		9,943,805

TEMPORARY CASH INVESTMENTS (2)
(Cost: $565,600) 2.2%		565,600

TOTAL INVESTMENTS
(Cost: $17,899,293) 99.7%		25,843,173

OTHER NET ASSETS 0.3%		89,079

NET ASSETS 100.0%		$25,932,252

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.1%)
Amazon.com, Inc.*	1,822	$591,749
Comcast Corp. Cl A	12,710	682,273
Disney (Walt) Co.	7,874	675,117
Home Depot, Inc.	6,688	541,460
McDonald’s Corp.	4,832	486,776
Other Securities	131,371	7,104,393

		10,081,768

CONSUMER STAPLES (8.9%)
Altria Group, Inc.	9,711	407,279
Coca-Cola Co.	18,478	782,728
CVS Caremark Corp.	5,716	430,815
PepsiCo, Inc.	7,411	662,099
Philip Morris Int’l., Inc.	7,689	648,260
Proctor & Gamble Co.	13,229	1,039,667
Wal-Mart Stores, Inc.	7,880	591,552
Other Securities	60,290	3,531,364

		8,093,764

ENERGY (10.1%)
Chevron Corp.	9,306	1,214,898
ConocoPhillips	6,002	514,551
Exxon Mobil Corp.	20,994	2,113,676
Occidental Petroleum Corp.	3,841	394,202
Schlumberger Ltd.	6,366	750,870
Other Securities	66,622	4,249,286

		9,237,483

FINANCIALS (15.1%)
American Express Co.	4,451	422,266
American Int’l. Group, Inc.	7,072	385,990
Bank of America Corp.	51,409	790,156
Berkshire Hathaway, Inc. Cl B*	8,802	1,113,981
Citigroup, Inc.	14,851	699,482
JPMorgan Chase & Co.	18,502	1,066,085
Wells Fargo & Co.	23,431	1,231,533
Other Securities	157,831	8,013,348

		13,722,841

HEALTH CARE (12.5%)
AbbVie, Inc.	7,772	438,652
Amgen, Inc.	3,701	438,087
Bristol-Myers Squibb Co.	8,101	392,980
Gilead Sciences, Inc.*	7,508	622,488
Johnson & Johnson	13,831	1,446,999

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Merck & Co., Inc.	14,287	$826,503
Pfizer, Inc.	31,183	925,511
UnitedHealth Group, Inc.	4,790	391,583
Other Securities	74,790	5,854,930

		11,337,733

INDUSTRIALS (9.8%)
3M Co.	3,039	435,306
Boeing Co.	3,280	417,314
General Electric Co.	49,021	1,288,272
Precision Castparts Corp.	708	178,699
Union Pacific Corp.	4,428	441,693
United Technologies Corp.	4,123	476,000
Other Securities	79,177	5,700,940

		8,938,224

INFORMATION TECHNOLOGY (17.6%)
Apple, Inc.	29,476	2,739,200
Cisco Systems, Inc.	25,043	622,319
Facebook, Inc. Cl A*	8,406	565,640
Google, Inc. Cl A*	1,385	809,768
Google, Inc. Cl C*	1,385	796,763
Int’l. Business Machines Corp.	4,651	843,087
Intel Corp.	24,335	751,952
Microsoft Corp.	36,747	1,532,350
Oracle Corp.	16,784	680,256
QUALCOMM, Inc.	8,252	653,558
Visa, Inc. Cl A	2,458	517,925
Other Securities	126,618	5,508,029

		16,020,847

MATERIALS (3.3%)
Other Securities	47,398	2,982,456

TELECOMMUNICATION SERVICES (2.3%)
AT&T, Inc.	25,364	896,871
Verizon Communications, Inc.	20,244	990,539
Other Securities	10,646	159,318

		2,046,728

UTILITIES (3.0%)
Other Securities	55,692	2,684,073

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $53,639,512) 93.7%		85,145,917

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2014 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill (1)	A-1+	0.04	09/11/14	$500,000	$499,963

COMMERCIAL PAPER (5.4%)
General Electric Capital Corp.	A-1+	0.08	07/29/14	500,000	499,969
Precision Castparts Corp.†	A-1	0.06	07/01/14	2,200,000	2,200,000
San Diego Gas & Electric Co.†	A-1	0.11	07/01/14	2,200,000	2,200,000

					4,899,969

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,399,932) 6.0%					5,399,932

TEMPORARY CASH INVESTMENTS (2) (Cost: $249,000) 0.3%					249,000

TOTAL INVESTMENTS (Cost: $59,288,444) 100.0%					90,794,849

OTHER NET ASSETS 0.0% (5)					31,773

NET ASSETS 100.0%					$90,826,622

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MID-CAP EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

	Shares	Value

INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.7%)
Advance Auto Parts, Inc.	2,262	$305,189
Foot Locker, Inc.	4,519	229,204
Hanesbrands, Inc.	3,086	303,786
Jarden Corp.*	3,719	220,723
LKQ Corp.*	9,356	249,712
Polaris Industries, Inc.	2,043	266,080
Signet Jewelers Ltd.	2,486	274,927
Other Securities	152,108	4,729,770

		6,579,391

CONSUMER STAPLES (3.4%)
Church & Dwight Co., Inc.	4,213	294,699
Energizer Hldgs., Inc.	1,911	233,199
Hillshire Brands Co.	3,803	236,927
Other Securities	28,594	987,553

		1,752,378

ENERGY (5.1%)
HollyFrontier Corp.	6,159	269,087
Oceaneering Int’l., Inc.	3,347	261,501
Other Securities	41,887	2,122,518

		2,653,106

FINANCIALS (21.6%)
Alleghany Corp.*	511	223,879
Everest Re Group Ltd.	1,429	229,340
Federal Realty Investment Trust	2,086	252,239
Gallagher (Arthur J.) & Co.	4,870	226,942
New York Community Bancorp, Inc.	13,721	219,262
Realty Income Corp.	6,864	304,899
SL Green Realty Corp	2,959	323,744
UDR, Inc.	7,794	223,142
Other Securities	271,710	9,229,457

		11,232,904

HEALTH CARE (9.3%)
Endo International PLC*	4,342	304,027
Hologic, Inc.*	8,566	217,148
IDEXX Laboratories, Inc.*	1,590	212,376
Mettler-Toledo Int’l., Inc.*	905	229,128
Omnicare, Inc.	3,069	204,303
ResMed, Inc.	4,350	220,241
Salix Pharmaceuticals Ltd.*	1,965	242,383
Schein (Henry), Inc.*	2,646	314,001
Universal Health Svcs., Inc. Cl B	2,786	266,787
Other Securities	46,768	2,597,019

		4,807,413

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (16.5%)
B/E Aerospace, Inc.*	3,066	$283,574
Fortune Brands Home & Security, Inc.	5,148	205,560
Hubbell, Inc. Cl B	1,669	205,537
Hunt (J.B.) Transport Svcs., Inc.	2,835	209,166
Kirby Corp.*	1,767	206,986
Manpowergroup, Inc.	2,468	209,410
Towers Watson & Co. Cl A	1,983	206,688
Trinity Industries, Inc.	4,801	209,900
United Rentals, Inc.*	3,015	315,761
Wabtec Corp.	2,990	246,944
Other Securities	122,398	6,283,114

		8,582,640

INFORMATION TECHNOLOGY (16.0%)
ANSYS, Inc.*	2,873	217,831
Equinix, Inc.*	1,545	324,586
Skyworks Solutions, Inc.	5,876	275,937
Trimble Navigation Ltd.*	8,087	298,815
Other Securities	245,744	7,172,311

		8,289,480

MATERIALS (7.4%)
Ashland, Inc.	2,247	244,339
Packaging Corp. of America	3,048	217,902
Rock-Tenn Co. Cl A	2,224	234,832
Other Securities	63,859	3,128,131

		3,825,204

TELECOMMUNICATION SERVICES (0.5%)
Other Securities	7,343	252,430

UTILITIES (4.7%)
Alliant Energy Corp.	3,439	209,298
MDU Resources Group	5,940	208,494
National Fuel Gas Co.	2,605	203,972
OGE Energy Corp.	6,173	241,241
Other Securities	42,562	1,581,680

		2,444,685

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $34,195,545) 97.2%		50,419,631

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MID-CAP EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2014 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (1)	A-1+	0.03	07/10/14	$200,000	$199,999

COMMERCIAL PAPER (0.8%)
General Electric Capital Corp.	A-1+	0.12	09/08/14	400,000	399,908

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $599,907) 1.2%					599,907

TEMPORARY CASH INVESTMENTS (2) (Cost: $363,500) 0.7%					363,500

TOTAL INVESTMENTS (Cost: $35,158,952) 99.1%					51,383,038

OTHER NET ASSETS 0.9%					448,656

NET ASSETS 100.0%					$51,831,694

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP VALUE FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.7%)
Bassett Furniture Industries, Inc.	12,518	$164,737
Diamond Resorts Int’l., Inc.*	11,172	259,972
Houghton Mifflin Harcourt Co.*	8,631	165,370
Wolverine World Wide, Inc.	4,933	128,554
Other Securities	26,549	434,302

		1,152,935

CONSUMER STAPLES (3.0%)
Crimson Wine Group Ltd.*	13,542	122,555
Farmer Brothers Co.*	5,654	122,183
The Pantry, Inc.*	7,809	126,506
Other Securities	3,978	82,265

		453,509

ENERGY (7.1%)
Carrizo Oil and Gas, Inc.*	3,825	264,918
Energy XXI (Bermuda) Ltd.	9,082	214,608
PBF Energy, Inc.	7,149	190,521
Other Securities	66,578	392,734

		1,062,781

FINANCIALS (36.7%)
Chesapeake Lodging Trust	5,058	152,903
Ellington Financial LLC	8,754	210,096
FelCor Lodging Trust, Inc.	17,056	179,259
First Interstate BancSytem, Inc.	4,873	132,448
Forest City Enterprises, Inc. Cl A*	8,230	163,530
Glacier Bancorp, Inc.	5,375	152,543
Highwoods Properties, Inc.	3,324	139,442
Investors Bancorp, Inc.	11,092	122,567
iShares Russell 2000 ETF	1,260	149,701
iShares Russell 2000 Value ETF	2,510	259,183
Janus Capital Group, Inc.	9,752	121,705
MB Financial, Inc.	4,412	119,345
Meadowbrook Insurance Group, Inc.	16,818	120,921
PrivateBancorp, Inc.	4,136	120,192
ProAssurance Corp.	2,973	132,001
Prosperity Bancshares, Inc.	2,061	129,019
Select Income REIT	5,285	156,647
Stock Yards Bancorp, Inc.	4,069	121,663
SVB Financial Group*	1,803	210,266
Symetra Financial Corp.	8,396	190,925
UMB Financial Corp.	1,841	116,701
Other Securities	103,834	2,344,005

		5,545,062

HEALTH CARE (4.4%)
QLT, Inc.*	19,969	123,408
Supernus Pharmaceuticals, Inc.*	12,754	139,656
Other Securities	37,979	404,702

		667,766

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (12.9%)
Alaska Air Group, Inc.	1,787	$169,854
AZZ, Inc.	3,703	170,634
Blount International, Inc.*	10,427	147,125
Encore Wire Corp.	2,943	144,325
EnPro Industries, Inc.*	2,010	147,052
Miller Industries, Inc.	7,949	163,590
Mueller Industries, Inc.	10,590	311,447
Old Dominion Freight Line, Inc.*	4,095	260,770
Orbital Sciences Corp.*	5,210	153,956
Other Securities	17,724	289,797

		1,958,550

INFORMATION TECHNOLOGY (9.4%)
Anixter International, Inc.	1,272	127,289
Richardson Electronics Ltd.	18,353	192,156
Other Securities	55,156	1,091,079

		1,410,524

MATERIALS (6.4%)
Crown Hldgs., Inc.*	4,100	204,016
Kaiser Aluminum Corp.	3,145	229,176
Silgan Hldgs., Inc.	2,569	130,557
Other Securities	16,810	400,927

		964,676

TELECOMMUNICATION SERVICES (0.7%)
Other Securities	5,606	111,663

UTILITIES (6.1%)
Avista Corp.	4,959	166,226
Idacorp, Inc.	2,567	148,450
PNM Resources, Inc.	4,444	130,343
UNS Energy Corp.	2,423	146,373
Other Securities	6,941	323,321

		914,713

TOTAL COMMON STOCKS
(Cost: $11,363,962) 94.4%		14,242,179

CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.2%)
Energy XXI (Bermuda) Ltd., 7.25%	89	23,011

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost: $8,820) 0.2%		23,011

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP VALUE FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2014 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (3.3%)
General Electric Capital Corp.	A-1+	0.08	07/29/14	$500,000	$499,969

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $499,969) 3.3%					499,969

TEMPORARY CASH INVESTMENTS (3) (Cost: $450,000) 3.0%					450,000

TOTAL INVESTMENTS (Cost: $12,322,751) 100.9%					15,215,159

OTHER NET ASSETS -0.9%					(139,211)

NET ASSETS 100.0%					$15,075,948

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP GROWTH FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.3%)
Bally Technologies, Inc.*	1,490	$97,923
Cooper Tire & Rubber Co.	2,750	82,500
Deckers Outdoor Corp.*	2,190	189,063
Diamond Resorts Int’l., Inc.*	3,505	81,561
Drew Industries, Inc.	1,702	85,117
Haverty Furniture Cos., Inc.	3,943	99,088
Houghton Mifflin Harcourt Co.*	4,210	80,664
Popeyes Louisiana Kitchen, Inc.*	5,056	220,993
Red Robin Gourmet Burgers, Inc.*	1,565	111,428
Steve Madden Ltd.*	2,883	98,887
Other Securities	26,208	477,275

		1,624,499

CONSUMER STAPLES (4.4%)
Hain Celestial Group, Inc.*	1,041	92,378
Spectrum Brands Hldgs., Inc.	940	80,868
Susser Hldgs. Corp.*	1,417	114,380
Other Securities	6,452	206,628

		494,254

ENERGY (5.6%)
Kodiak Oil & Gas Corp.*	5,975	86,936
Targa Resources Corp.	986	137,616
Other Securities	15,441	408,335

		632,887

FINANCIALS (7.5%)
Other Securities	34,159	852,227

HEALTH CARE (19.8%)
Abiomed, Inc.*	3,570	89,750
Cubist Pharmaceuticals, Inc.*	1,494	104,311
DexCom, Inc.*	2,577	102,204
Emergent Biosolutions, Inc.*	4,084	91,727
Insulet Corp.*	2,052	81,403
PAREXEL International Corp.*	1,670	88,243
Supernus Pharmaceuticals, Inc.*	10,011	109,620
Other Securities	51,689	1,580,830

		2,248,088

INDUSTRIALS (14.0%)
Allegiant Travel Co.	701	82,557
Astronics Corp.*	3,660	206,605
AZZ, Inc.	2,021	93,128
Corporate Executive Board Co.	1,307	89,164
EnPro Industries, Inc.*	1,570	114,861
Mueller Water Product, Inc. Cl A	9,623	83,143
On Assignment, Inc.*	4,381	155,832

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Raven Industries, Inc.	4,012	$132,958
Saia, Inc.*	2,378	104,466
Sun Hydraulics Corp.	2,334	94,760
Teledyne Technologies, Inc.*	1,068	103,778
Other Securities	13,931	331,266

		1,592,518

INFORMATION TECHNOLOGY (22.7%)
Anixter International, Inc.	919	91,964
ARRIS Group, Inc.*	3,899	126,834
Brightcove, Inc.*	8,215	86,586
CalAmp Corp.*	5,204	112,719
Cavium, Inc.*	3,084	153,151
comScore, Inc.*	3,001	106,475
Electronics for Imaging, Inc.*	2,234	100,977
iGATE Corp.*	3,958	144,032
LogMeIn, Inc.*	2,374	110,676
Monolithic Power Systems, Inc.	2,988	126,542
Proofpoint, Inc.*	2,524	94,549
PTC, Inc.*	2,494	96,767
Rogers Corp.*	1,693	112,331
Synaptics, Inc.*	1,500	135,960
Other Securities	32,733	980,423

		2,579,986

MATERIALS (4.7%)
A. Schulman, Inc.	2,460	95,202
CVR Partners LP	4,693	87,712
Resolute Forest Products*	5,496	92,223
Other Securities	7,647	251,926

		527,063

TELECOMMUNICATION SERVICES (0.5%)
Other Securities	2,484	55,244

UTILITIES (0.7%)
Other Securities	1,512	78,911

TOTAL COMMON STOCKS
(Cost: $8,230,066) 94.2%		10,685,677

TEMPORARY CASH INVESTMENTS (3)
(Cost: $500,000) 4.4%		500,000

TOTAL INVESTMENTS
(Cost: $8,730,066) 98.6%		11,185,677

OTHER NET ASSETS 1.4%		160,001

NET ASSETS 100.0%		$11,345,678

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (14.0%)
U.S. Treasury Strip	AA+	0.00	11/15/16 - 08/15/29	$17,500,000	$12,591,210

U.S. GOVERNMENT AGENCIES (27.5%)
MORTGAGE-BACKED OBLIGATIONS (27.0%)
FHARM	AA+	2.37 - 5.77	02/01/36 - 09/01/39	225,374	238,977
FHLMC	AA+	2.50 - 6.00	03/01/21 - 04/01/43	4,898,932	5,154,393
FHLMC Strip	AA+	3.00	01/15/43	462,153	459,164
FNMA	AA+	2.42 - 8.00	09/01/16 - 12/25/49	12,806,509	13,648,032
FNMA Strip	AA+	3.00	08/25/42	407,519	407,558
GNMA (4)	AA+	3.50 - 7.00	10/15/24 - 10/20/43	3,845,117	4,183,104
Other Securities				218,144	244,063

					24,335,291

NON-MORTGAGE-BACKED OBLIGATIONS (0.5%)
FHLMC	AA+	0.00	11/29/19	500,000	437,942

CORPORATE DEBT (56.2%)
CONSUMER DISCRETIONARY (8.8%)
Advance Auto Parts, Inc.	BBB-	4.50 - 5.75	05/01/20 - 01/15/22	400,000	454,832
Darden Restaurants, Inc.	BBB-	4.50	10/15/21	400,000	420,221
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	400,000	429,234
Marriott International, Inc.	BBB	3.00	03/01/19	400,000	413,567
Omnicom Group, Inc.	BBB+	3.63 - 4.45	08/15/20 - 05/01/22	400,000	433,091
Tupperware Brands Corp.	BBB-	4.75	06/01/21	400,000	431,791
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	400,000	416,500
Other Securities				4,705,000	4,884,344

					7,883,580

CONSUMER STAPLES (3.2%)
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	450,000	454,878
Other Securities				2,325,000	2,415,817

					2,870,695

ENERGY (4.7%)
EQT Corp.	BBB	4.88	11/15/21	400,000	437,165
Rowan Companies PLC	BBB-	4.88	06/01/22	400,000	428,463
Other Securities				3,200,000	3,393,373

					4,259,001

FINANCIALS (15.1%)
American Tower Corp.	BBB-	4.50	01/15/18	400,000	435,837
Barrick N.A. Finance LLC	BBB	4.40	05/30/21	400,000	418,510
Block Financial LLC	BBB	5.13 - 5.50	10/30/14 - 11/01/22	400,000	416,678
Capital One Financial Corp.	BBB	4.75	07/15/21	400,000	444,997
Health Care REIT, Inc.	BBB	3.63 - 6.13	03/15/16 - 03/15/23	400,000	445,308
Hospitality Properties Trust	BBB-	5.00	08/15/22	400,000	423,169
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	400,000	419,386
ProLogis LP	BBB+	6.63	05/15/18	350,000	408,486
Reckson Operating Partnership	BBB-	6.00	03/31/16	400,000	430,485
Other Securities				9,025,000	9,700,837

					13,543,693

HEALTH CARE (5.2%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	400,000	439,009
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	400,000	423,564
PerkinElmer, Inc.	BBB	5.00	11/15/21	400,000	432,379
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	400,000	432,714
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	400,000	438,855
Other Securities				2,325,000	2,513,560

					4,680,081

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2014 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
INDUSTRIALS (4.4%)
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	$400,000	$414,203
Harsco Corp.	BB+	5.75	05/15/18	400,000	433,000
URS Corp.	BBB-	5.00	04/01/22	400,000	407,599
Other Securities				2,600,000	2,709,637

					3,964,439

INFORMATION TECHNOLOGY (4.8%)
Adobe Systems, Inc.	A-	4.75	02/01/20	400,000	444,926
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	400,000	418,059
Avnet, Inc.	BBB-	5.88	06/15/20	395,000	445,470
Fiserv, Inc.	BBB	4.75	06/15/21	400,000	435,146
Ingram Micro, Inc.	BBB-	5.00 - 5.25	09/01/17 - 08/10/22	400,000	429,680
Lexmark International, Inc.	BBB-	5.13 - 6.65	06/01/18 - 03/15/20	400,000	450,307
Symantec Corp.	BBB	4.20	09/15/20	400,000	415,029
Tech Data Corp.	BBB-	3.75	09/21/17	400,000	419,095
Western Union Co.	BBB	5.93	10/01/16	400,000	439,079
Other Securities				400,000	389,451

					4,286,242

MATERIALS (6.6%)
Albemarle Corp.	BBB+	4.50	12/15/20	400,000	428,897
Alcoa, Inc.	BBB-	6.75	07/15/18	400,000	459,574
Carpenter Technology Corp.	BBB	4.45	03/01/23	400,000	411,420
Domtar Corp.	BBB-	4.40	04/01/22	400,000	411,808
Kinross Gold Corp.	NR to BBB-	3.63 - 5.13	09/01/16 - 09/01/21	400,000	416,156
Methanex Corp.	BBB-	3.25	12/15/19	400,000	409,545
Packaging Corp. of America	BBB	3.90 - 4.50	06/15/22 - 11/01/23	400,000	417,433
Other Securities				2,900,000	2,959,352

					5,914,185

TELECOMMUNICATION SERVICES (0.5%)
Other Securities				450,000	475,311

UTILITIES (2.9%)
Entergy Corp.	BBB-	5.13	09/15/20	400,000	443,948
PPL Energy Supply LLC	BB	4.60 - 5.70	10/15/15 - 12/15/21	400,000	412,220
SCANA Corp.	BBB	4.13	02/01/22	400,000	418,241
Other Securities				1,250,000	1,333,433

					2,607,842

TOTAL LONG-TERM DEBT SECURITIES (Cost: $84,650,740) 97.7%					87,849,512

SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.7%)
San Diego Gas & Electric Co.†	A-1	0.11	07/01/14	1,500,000	1,500,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,500,000) 1.7%					1,500,000

TEMPORARY CASH INVESTMENTS (2) (Cost: $193,200) 0.2%					193,200

TOTAL INVESTMENTS (Cost: $86,343,940) 99.6%					89,542,712

OTHER NET ASSETS 0.4%					344,670

NET ASSETS 100.0%					$89,887,382

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (13.0%)
FHLB	A-1+	0.05	07/11/14	$2,500,000	$2,499,971
FHLB	A-1+	0.07	08/15/14	2,500,000	2,499,781

					4,999,752

COMMERCIAL PAPER (83.4%)
Abbott Laboratories†	A-1+	0.10	07/29/14	1,500,000	1,499,883
Air Products & Chemicals†	A-1	0.10	09/03/14	1,500,000	1,499,753
Apple, Inc.†	A-1+	0.08	07/31/14	1,500,000	1,499,900
Chevron Corp.†	A-1+	0.09	09/09/14	1,000,000	999,837
Coca-Cola Co.†	A-1+	0.10	07/21/14	1,000,000	999,944
Coca-Cola Co.†	A-1+	0.10	08/21/14	500,000	499,929
Danaher Corp.†	A-1	0.09	07/10/14	1,500,000	1,499,966
eBay, Inc.†	A-1	0.10	08/12/14	1,500,000	1,499,825
Emerson Electric Co.†	A-1	0.10	09/12/14	1,500,000	1,499,717
Exxon Mobil Corp.	A-1+	0.08	07/31/14	1,500,000	1,499,900
General Electric Capital Corp.	A-1+	0.11	08/18/14	1,500,000	1,499,780
General Re Corp.	A-1+	0.11	09/10/14	1,500,000	1,499,692
Int’l. Business Machines Corp.†	A-1+	0.10	09/10/14	1,200,000	1,199,777
Microsoft Corp.†	A-1+	0.08	07/30/14	1,500,000	1,499,903
National Rural Utilities	A-1	0.09	07/17/14	1,500,000	1,499,940
Piedmont Natural Gas Co.†	A-1	0.11	07/02/14	1,000,000	999,997
Piedmont Natural Gas Co.†	A-1	0.11	07/11/14	500,000	499,985
Precision Castparts Corp.†	A-1	0.10	08/01/14	1,400,000	1,399,879
Procter & Gamble Co.†	A-1+	0.08	07/28/14	1,500,000	1,499,910
San Diego Gas & Electric Co.†	A-1	0.11	07/01/14	1,500,000	1,500,000
Southern California Gas Co.†	A-1	0.11	07/01/14	1,500,000	1,500,000
Toyota Motor Credit Corp.	A-1+	0.10	09/04/14	1,500,000	1,499,747
Wells Fargo & Co.	A-1	0.15	08/01/14	1,500,000	1,499,806
Wisconsin Gas Co.	A-1	0.14	07/07/14	1,500,000	1,499,965

					32,097,035

TOTAL SHORT-TERM DEBT SECURITIES (COST: $37,096,685) 96.4%					37,096,787

TEMPORARY CASH INVESTMENTS (2) (COST: $1,300,000) 3.4%					1,300,000

TOTAL INVESTMENTS (COST: $38,396,685) 99.8%					38,396,787

OTHER NET ASSETS 0.2%					89,916

NET ASSETS 100.0%					$38,486,703

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO SUMMARY PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

“Other Securities” represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
EQUITY INDEX FUND	$4,400,000	4.8%
BOND FUND	$2,927,555	3.3%
MONEY MARKET FUND	$21,598,205	56.1%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of June 30, 2014, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a Percentage of Total Investments
ALL AMERICA FUND	5	E-mini S&P 500 Stock Index	P	September 2014	$488,100	$5,885	1.9%
EQUITY INDEX FUND	51	E-mini S&P 500 Stock Index	P	September 2014	$4,978,620	$41,256	5.5%
MID-CAP EQUITY INDEX FUND	10	E-mini S&P MidCap 400 Stock Index	P	September 2014	$1,429,300	$23,316	2.8%

(a)	Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2014 was 0.15%.

(3)	The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2014 was 0.10%.

(4)	U.S. Government guaranteed security.

(5)	Percentage is less than 0.05%.

(This page has been left blank intentionally.)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
ASSETS:
Investments at fair value (Notes 1 and 3)
(Cost: All America Fund — $17,899,293 Equity Index Fund — $59,288,444 Mid-Cap Equity Index Fund — $35,158,952 Small Cap Value Fund — $12,322,751 Small Cap Growth Fund — $8,730,066 Bond Fund — $86,343,940 Money Market Fund — $38,396,685)	$25,843,173	$90,794,849	$51,383,038	$15,215,159
Cash	107,366	5	60	23,481
Interest and dividends receivable	22,933	92,611	40,513	9,765
Receivable for securities sold	15,943	7,855	702,256	84,196
Receivable for daily variation on future contracts	925	10,095	9,456	—

TOTAL ASSETS	25,990,340	90,905,415	52,135,323	15,332,601

LIABILITIES:
Payable for securities purchased	57,023	77,864	303,099	255,605
Accrued expenses	1,065	929	530	1,048

TOTAL LIABILITIES	58,088	78,793	303,629	256,653

NET ASSETS	$25,932,252	$90,826,622	$51,831,694	$15,075,948

SHARES OUTSTANDING (Note 4)	1,975,828	6,609,659	3,350,669	1,088,584

NET ASSET VALUE PER SHARE	$13.12	$13.74	$15.47	$13.85

COMPONENTS OF NET ASSETS:
Paid-in capital	$17,847,610	$56,396,492	$33,580,245	$11,582,877
Accumulated undistributed net investment income (loss)	14,526	3,176	40,829	23,340
Accumulated undistributed net realized gain (loss) on investments and futures contracts	120,351	2,879,293	1,963,218	577,323
Net unrealized appreciation (depreciation) of investments and futures contracts	7,949,765	31,547,661	16,247,402	2,892,408

NET ASSETS	$25,932,252	$90,826,622	$51,831,694	$15,075,948

The accompanying notes are an integral part of these financial statements.

Small Cap Growth Fund	Bond Fund	Money Market Fund

$11,185,677	$89,542,712	$38,396,787
157,928	72	90,170
2,862	651,380	—
—	2,560	—
—	—	—

11,346,467	90,196,724	38,486,957

—	306,021	—
789	3,321	254

789	309,342	254

$11,345,678	$89,887,382	$38,486,703

781,203	8,843,747	3,657,835

$14.52	$10.16	$10.52

$8,146,249	$86,594,228	$38,489,766
6,379	15,985	(3,339)
737,439	78,397	174
2,455,611	3,198,772	102

$11,345,678	$89,887,382	$38,486,703

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
INVESTMENT INCOME:
Dividends	$216,209	$878,687	$356,870	$116,612
Interest	350	1,054	581	328

Total investment income	216,559	879,741	357,451	116,940

EXPENSES (Note 2):
Advisory expenses	60,878	54,468	30,420	60,404
Other operating expenses:
Independent directors’ fees and expenses	1,471	5,264	2,989	859
Custodian expenses	33,638	13,416	11,865	9,879
Accounting and recordkeeping expenses	20,377	72,922	41,411	11,895
Transfer agent fees	6,977	24,967	14,179	4,072
Registration fees and expenses	5,925	21,200	12,039	3,458
Audit	3,554	12,718	7,222	2,074
Shareholder reports	1,378	4,932	2,801	804
Administrative	1,750	6,260	3,555	1,021
Legal and Compliance	5,088	18,204	10,338	2,969
Other	867	3,103	1,761	506

Total operating expenses	81,025	182,986	108,160	37,537

Total expenses before reimbursement	141,903	237,454	138,580	97,941
Fee waiver and expense reimbursement (Note 2)	(81,025)	(182,986)	(108,160)	(37,537)

Net Expenses	60,878	54,468	30,420	60,404

Net Investment Income (Loss) (Note 1)	155,681	825,273	327,031	56,536

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on:
Investment securities	502,393	3,373,704	2,214,775	584,758
Futures contracts	39,120	229,141	55,257	—

	541,513	3,602,845	2,270,032	584,758

Change in net unrealized appreciation (depreciation) of:
Investment securities	762,911	1,710,732	1,036,712	(69,331)
Futures contracts	(10,005)	(56,058)	(9,444)	—

	752,906	1,654,674	1,027,268	(69,331)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	1,294,419	5,257,519	3,297,300	515,427

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,450,100	$6,082,792	$3,624,331	$571,963

The accompanying notes are an integral part of these financial statements.

Small Cap Growth Fund	Bond Fund	Money Market Fund

$36,487	$—	$—
147	1,689,529	18,348

36,634	1,689,529	18,348

46,316	188,310	37,291

658	5,144	2,240
10,013	13,167	5,606
9,119	71,265	31,036
3,122	24,400	10,627
2,651	20,719	9,024
1,590	12,429	5,413
617	4,820	2,099
783	6,118	2,665
2,277	17,792	7,749
388	3,032	1,321

31,218	178,886	77,780

77,534	367,196	115,071
(31,218)	(178,886)	(99,435)

46,316	188,310	15,636

(9,682)	1,501,219	2,712

740,195	78,397	207
—	—	—

740,195	78,397	207

(596,265)	2,544,855	70
—	—	—

(596,265)	2,544,855	70

143,930	2,623,252	277

$134,248	$4,124,471	$2,989

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	All America Fund		Equity Index Fund		Mid-Cap Equity Index Fund
	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$155,681	$323,097	$825,273	$1,473,747	$327,031	$606,164
Net realized gain (loss) on investments and futures contracts	541,513	1,160,260	3,602,845	1,140,196	2,270,032	3,116,898
Change in net unrealized appreciation (depreciation) of investments and futures contracts	752,906	4,630,815	1,654,674	18,279,009	1,027,268	9,209,724

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,450,100	6,114,172	6,082,792	20,892,952	3,624,331	12,932,786

LESS: DIVIDEND DISTRIBUTIONS (Note 6):
From net investment income	(156,200)	(418,112)	(815,441)	(2,150,680)	(324,312)	(572,046)
From capital gains	—	(1,351,272)	—	—	—	(2,195,192)

Total distributions	(156,200)	(1,769,384)	(815,441)	(2,150,680)	(324,312)	(2,767,238)

CAPITAL TRANSACTIONS:
Proceeds from the sale of shares	10,500	204,725	591,767	5,398,569	51,957	1,773,125
Dividend reinvestments	155,925	1,766,003	785,907	2,073,176	316,777	2,703,130
Cost of shares redeemed	—	(1,554,023)	(4,320,626)	(1,222,463)	(2,115,045)	(2,664,179)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	166,425	416,705	(2,942,952)	6,249,282	(1,746,311)	1,812,076

NET INCREASE (DECREASE) IN NET ASSETS	1,460,325	4,761,493	2,324,399	24,991,554	1,553,708	11,977,624
NET ASSETS, BEGINNING OF PERIOD	24,471,927	19,710,434	88,502,223	63,510,669	50,277,986	38,300,362

NET ASSETS, END OF PERIOD	$25,932,252	$24,471,927	$90,826,622	$88,502,223	$51,831,694	$50,277,986

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$14,526	$15,045	$3,176	$(6,656)	$40,829	$38,110

OTHER INFORMATION:
Capital shares outstanding at beginning of period	1,963,079	1,933,207	6,833,303	6,305,293	3,470,848	3,328,971

Shares issued	838	18,578	43,800	456,251	3,589	135,729
Shares issued as reinvestment of dividends	11,911	146,002	57,237	173,381	20,644	190,977
Shares redeemed	—	(134,708)	(324,681)	(101,622)	(144,412)	(184,829)

Net increase (decrease)	12,749	29,872	(223,644)	528,010	(120,179)	141,877

Capital shares outstanding at end of period	1,975,828	1,963,079	6,609,659	6,833,303	3,350,669	3,470,848

The accompanying notes are an integral part of these financial statements.

Small Cap Value Fund		Small Cap Growth Fund		Bond Fund		Money Market Fund
For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013

$56,536	$214,560	$(9,682)	$18,656	$1,501,219	$2,826,932	$2,712	$7,871

584,758	1,237,910	740,195	797,143	78,397	1,167,479	207	405

(69,331)	1,637,663	(596,265)	2,296,347	2,544,855	(5,149,460)	70	(3)

571,963	3,090,133	134,248	3,112,146	4,124,471	(1,155,049)	2,989	8,273

(56,461)	(228,741)	—	(8,073)	(1,485,234)	(3,093,204)	(6,051)	(9,717)
—	(1,062,210)	—	(735,477)	—	(1,510,572)	—	(422)

(56,461)	(1,290,951)	—	(743,550)	(1,485,234)	(4,603,776)	(6,051)	(10,139)

46,468	3,062,423	64,091	969,027	3,830,862	6,509,894	6,345,295	26,569,743
56,461	1,290,951	—	743,550	1,444,519	4,505,251	6,047	10,131
(15,399)	(18,000)	—	(25,776)	—	(10,948,416)	(3,077,485)	(24,807,336)

87,530	4,335,374	64,091	1,686,801	5,275,381	66,729	3,273,857	1,772,538

603,032	6,134,556	198,339	4,055,397	7,914,618	(5,692,096)	3,270,795	1,770,672
14,472,916	8,338,360	11,147,339	7,091,942	81,972,764	87,664,860	35,215,908	33,445,236

$15,075,948	$14,472,916	$11,345,678	$11,147,339	$89,887,382	$81,972,764	$38,486,703	$35,215,908

$23,340	$23,265	$6,379	$16,061	$15,985	$—	$(3,339)	$—

1,082,090	735,486	776,602	651,148	8,323,140	8,310,883	3,346,721	3,178,239

3,558	250,886	4,601	75,404	378,111	624,910	602,992	2,524,666
4,119	97,063	—	52,003	142,496	453,451	575	963
(1,183)	(1,345)	—	(1,953)	—	(1,066,104)	(292,453)	(2,357,147)

6,494	346,604	4,601	125,454	520,607	12,257	311,114	168,482

1,088,584	1,082,090	781,203	776,602	8,843,747	8,323,140	3,657,835	3,346,721

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2014 and the five years ended December 31, 2013 and other supplementary data with respect to each Fund are presented below and in the pages following:

	All America Fund
	Six Months Ended June 30, 2014 (Unaudited)		Years Ended December 31,
Selected Per Share and Supplementary Data:			2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$12.47		$10.20	$9.35	$9.43	$8.16	$6.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.08		0.18	0.14	0.06	0.09	0.11
Net Realized or Unrealized Gains (or Losses) on Investments and Futures Contracts	0.65		3.04	1.19	(0.09)	1.30	1.56

Total From Investment Operations	0.73		3.22	1.33	(0.03)	1.39	1.67

Less Distributions:
Dividends (From Net Investment Income)	(0.08)		(0.23)	(0.12)	(0.05)	(0.12)	(0.13)
Distributions (From Capital Gains)	—		(0.72)	(0.36)	—	—	—

Total Distributions	(0.08)		(0.95)	(0.48)	(0.05)	(0.12)	(0.13)

Net Asset Value, End of Period	$13.12		$12.47	$10.20	$9.35	$9.43	$8.16

Total Return (%)(a)	5.92	(g)	32.09	14.26	(0.28)	17.28	25.45
Net Assets End of Year (in millions)	25.9		24.5	19.7	39.9	39.9	45.5
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	1.27	(h)	1.47	0.96	0.62	0.82	1.58
Ratio of Expenses to Average Net Assets (%)	1.16	(h)	1.27	1.10	1.19	1.09	0.89
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.50	(h)	0.50	1.10	1.19	0.93	0.50
Portfolio Turnover Rate (%)(b)	9.58	(g)	20.39	19.04	24.85	24.65	25.48

(a)	Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)	Portfolio turnover rate excludes all short-term securities.

(c)	Represents tax-basis return of capital distributions.

(d)	Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(e)	Includes less than $0.005 of tax-basis return of capital distributions.

(f)	Amount is less than $0.005 per share.

(g)	Not Annualized.

(h)	Annualized.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Equity Index Fund							Mid-Cap Equity Index Fund							Small Cap Value Fund
Six Months Ended June 30, 2014 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2014 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2014 (Unaudited)		Years Ended December 31,
		2013	2012	2011	2010	2009			2013	2012	2011	2010	2009			2013	2012	2011	2010	2009
$12.95		$10.07	$8.83	$8.82	$7.84	$6.35	$14.49		$11.51	$10.19	$11.04	$9.72	$7.19	$13.37		$11.34	$9.97	$10.27	$8.21	$6.41

0.13		0.22	0.20	0.16	0.16	0.13	0.10		0.18	0.18	0.14	0.12	0.12	0.05		0.23	0.09	0.03	0.05	0.09
0.79		2.99	1.22	0.00	0.97	1.51	0.98		3.63	1.64	(0.36)	2.38	2.53	0.48		3.11	1.38	(0.30)	2.06	1.80

0.92		3.21	1.42	0.16	1.13	1.64	1.08		3.81	1.82	(0.22)	2.50	2.65	0.53		3.34	1.47	(0.27)	2.11	1.89

(0.13)		(0.33)	(0.18)	(0.15)	(0.15)	(0.15)	(0.10)		(0.17)	(0.15)	(0.14)	(0.11)	(0.12)	(0.05)		(0.24)	(0.10)	(0.03)	(0.05)	(0.09	)(e)
—		—	—	—	—	—	—		(0.66)	(0.35)	(0.49)	(1.07)	—	—		(1.07)	—	—	—	—

(0.13)		(0.33)	(0.18)	(0.15)	(0.15)	(0.15)	(0.10)		(0.83)	(0.50)	(0.63)	(1.18)	(0.12)	(0.05)		(1.31)	(0.10)	(0.03)	(0.05)	(0.09)

$13.74		$12.95	$10.07	$8.83	$8.82	$7.84	$15.47		$14.49	$11.51	$10.19	$11.04	$9.72	$13.85		$13.37	$11.34	$9.97	$10.27	$8.21

7.06	(g)	32.15	16.07	1.98	14.83	26.15	7.47	(g)	33.35	17.89	(1.93)	26.29	37.01	3.94	(g)	29.64	14.79	(2.69)	25.89	29.52
90.8		88.5	63.5	53.1	50.2	47.2	51.8		50.3	38.3	31.2	33.3	44.3	15.1		14.5	8.3	6.5	6.3	4.3
1.88	(h)	1.95	2.15	1.90	1.85	2.11	1.31	(h)	1.32	1.61	1.24	1.22	1.54	0.79	(h)	1.76	1.16	0.30	0.59	1.34
0.54	(h)	0.59	0.64	0.79	0.84	0.52	0.56	(h)	0.63	0.70	0.82	0.85	0.52	1.37	(h)	1.43	1.43	1.54	1.38	1.24
0.12	(h)	0.12	0.12	0.13	0.13	0.13	0.12	(h)	0.13	0.12	0.13	0.13	0.13	0.85	(h)	0.85	1.43	1.54	1.25	0.85
3.06	(g)	4.18	5.91	2.95	11.89	4.31	8.89	(g)	17.32	17.38	18.25	61.15	15.16	18.10	(g)	52.76	23.22	28.69	41.55	37.74

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Growth Fund
	Six Months Ended June 30, 2014 (Unaudited)		Years Ended December 31,
Selected Per Share and Supplementary Data:			2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$14.35		$10.89	$10.82	$11.11	$8.45	$6.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	(0.01)		0.03	(0.01)	(0.11)	(0.05)	(0.01)
Net Realized or Unrealized Gains (or Losses) on Investments and Futures Contracts	0.18		4.46	0.54	(0.17)	2.71	1.85

Total From Investment Operations	0.17		4.49	0.53	(0.28)	2.66	1.84

Less Distributions:
Dividends (From Net Investment Income)	—		(0.01)	—	(0.01)	—	(0.01	)(c)
Distributions (From Capital Gains)	—		(1.02)	(0.46)	—	—	—

Total Distributions	—		(1.03)	(0.46)	(0.01)	—	(0.01)

Net Asset Value, End of Period	$14.52		$14.35	$10.89	$10.82	$11.11	$8.45

Total Return (%)(a)	1.18	(g)	41.25	5.04	(2.52)	31.44	27.88
Net Assets End of Year (in millions)	11.3		11.1	7.1	5.9	5.7	3.7
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	(0.18	)(h)	0.20	(0.61)	(0.93)	(0.60)	(0.18)
Ratio of Expenses to Average Net Assets (%)	1.41	(h)	1.50	1.44	1.54	1.38	1.24
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.85	(h)	0.85	1.44	1.54	1.25	0.85
Portfolio Turnover Rate (%)(b)	31.36	(g)	54.18	62.54	59.77	55.98	93.65

(a)	Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)	Portfolio turnover rate excludes all short-term securities.

(c)	Represents tax-basis return of capital distributions.

(d)	Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(e)	Includes less than $0.005 of tax-basis return of capital distributions.

(f)	Amount is less than $0.005 per share.

(g)	Not Annualized.

(h)	Annualized.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Bond Fund							Money Market Fund
Six Months Ended June 30, 2014 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2014 (Unaudited)		Years Ended December 31,
		2013	2012	2011	2010	2009			2013		2012		2011		2010		2009
$9.85		$10.55	$10.40	$10.02	$9.75	$9.29	$10.52		$10.52		$10.52		$10.52		$10.52		$10.53

0.17		0.34	0.28	0.28	0.32	0.41	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	0.01
0.31		(0.47)	0.17	0.38	0.27	0.46	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	(0.01)

0.48		(0.13)	0.45	0.66	0.59	0.87	—		—		—		—		—		—

(0.17)		(0.38)	(0.27)	(0.28)	(0.32)	(0.41)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	(0.01)
—		(0.19)	(0.03)	—	—	—	—		—	(f)	—	(f)	—	(f)	—		— (f)

(0.17)		(0.57)	(0.30)	(0.28)	(0.32)	(0.41)	—		—		—		—		—		(0.01)

$10.16		$9.85	$10.55	$10.40	$10.02	$9.75	$10.52		$10.52		$10.52		$10.52		$10.52		$10.52

4.94	(g)	(1.24)	4.30	6.67	6.06	9.46	0.01	(g)	0.02		0.04		0.02		0.01		0.07
89.9		82.0	87.7	76.5	69.1	60.7	38.5		35.2		33.4		35.1		45.0		54.4
3.51	(h)	3.32	2.73	2.81	3.21	4.35	0.01	(h)	0.02		0.03		0.03		0.01		0.10
0.86	(h)	0.91	1.03	1.13	1.00	0.84	0.62	(h)	0.65		0.73		0.84		0.84		0.57
0.44	(h)	0.45	1.03	1.13	0.87	0.45	0.08	(d)(h)	0.08	(d)	0.09	(d)	0.11	(d)	0.16	(d)	0.18 (d)
6.75	(g)	26.19	20.39	20.77	21.48	27.04	NA		NA		NA		NA		NA		NA

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2014

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Institutional Funds, Inc. (the “Investment Company”) was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a “mutual fund.” At June 30, 2014, it had seven series of capital stock outstanding, each series representing respective shares of the All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund (collectively, “the Funds”). Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities LLC, a registered broker-dealer and affiliate of the Investment Company’s investment management adviser, Mutual of America Capital Management LLC (the “Adviser”). The Investment Company is designed primarily as an investment vehicle for institutional investors, such as endowments, foundations, corporations, municipalities and other public entities.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of June 30, 2014, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such securities as of June 30, 2014. Fair value inputs for all debt securities were considered Level 2. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of June 30, 2014:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Fair Value:
(See Summary Portfolios or Portfolios of Investments for More Details)
All America Fund
Common Stock-Indexed	$15,133,783	—	—	$15,133,783
Common Stock-Active	$9,917,950	—	—	$9,917,950
Convertible Preferred Stock-Active	$25,855	—	—	$25,855
Short-Term Debt Securities-Indexed	—	$199,985	—	$199,985
Temporary Cash Investments	—	$565,600	—	$565,600

	$25,077,588	$765,585	—	$25,843,173

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Index Fund
Common Stock	$85,145,917	—	—	$85,145,917
Short-Term Debt Securities	—	$5,399,932	—	$5,399,932
Temporary Cash Investments	—	$249,000	—	$249,000

	$85,145,917	$5,648,932	—	$90,794,849
Mid-Cap Equity Index Fund
Common Stock	$50,419,631	—	—	$50,419,631
Short-Term Debt Securities	—	$599,907	—	$599,907
Temporary Cash Investments	—	$363,500	—	$363,500

	$50,419,631	$963,407	—	$51,383,038
Small Cap Value Fund
Common Stock	$14,242,179	—	—	$14,242,179
Convertible Preferred Stock	$23,011	—	—	$23,011
Short-Term Debt Securities	—	$499,969	—	$499,969
Temporary Cash Investments	—	$450,000	—	$450,000

	$14,265,190	$949,969	—	$15,215,159
Small Cap Growth Fund
Common Stock	$10,685,677	—	—	$10,685,677
Temporary Cash Investments	—	$500,000	—	$500,000

	$10,685,677	$500,000	—	$11,185,677
Bond Fund
U.S. Government Debt	—	$12,591,210	—	$12,591,210
U.S. Government Agency Residential
Mortgage-Backed Obligations	—	$24,335,291	—	$24,335,291
U.S. Government Agency
Non-Mortgage-Backed Obligations	—	$437,942	—	$437,942
Long-Term Corporate Debt	—	$50,485,069	—	$50,485,069
Short-Term Debt Securities	—	$1,500,000	—	$1,500,000
Temporary Cash Investments	—	$193,200	—	$193,200

	—	$89,542,712	—	$89,542,712
Money Market Fund
U.S. Government Agency Short-Term Debt	—	$4,999,752	—	$4,999,752
Commercial Paper	—	$32,097,035	—	$32,097,035
Temporary Cash Investments	—	$1,300,000	—	$1,300,000

	—	$38,396,787	—	$38,396,787
Other Financial Instruments:*
All America Fund	$5,885	—	—	$5,885
Equity Index Fund	$41,256	—	—	$41,256
Mid-Cap Equity Index Fund	$23,316	—	—	$23,316

*	Other financial instruments are derivative instruments not reflected in the Summary Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instruments.

During the six months ended June 30, 2014, there were no transfers of securities between Level 1, Level 2, or Level 3.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Adviser uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which they are traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to the Summary Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the six months ended June 30, 2014, the Equity Index Fund, Mid-Cap Equity Index Fund and the All America Fund purchased futures contracts with total principal amounts of $12,659,340, $5,250,941 and $1,040,665, respectively.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Investment Income — Interest income, accretion of discount and amortization of premium are recorded on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt.

Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

Expenses — Each of the Funds of the Investment Company is charged for those expenses which can be directly attributed to a fund’s operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

Distributions to Shareholders (“Dividends”) — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company’s policy to make semi-annual distributions of its net investment income and annual distributions of net realized gains, if any, in accordance with Federal income tax regulations, which may differ from GAAP. Accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

Federal Income Taxes — Each of the Investment Company’s Funds intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund’s tax return to determine whether it is “more-likely-than-not” that tax positions taken in the fund’s tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of June 30, 2014, management has evaluated the tax positions taken on the Funds’ tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds’ financial statements. Each Fund’s federal and state income, franchise and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At June 30, 2014, none of the Funds had capital loss carry forwards to offset any future net realized capital gains generated subsequent to December 31, 2013.

The Small Cap Growth Fund and Money Market Fund generated post-October 2013 capital losses of $35,927 and $33, respectively, which were deferred for tax purposes to the first day of the following year.

2.	EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Company has an Investment Advisory agreement with the Adviser, an indirect wholly-owned subsidiary of Mutual of America Life. Each fund accrues a fee payable to the Adviser for investment management services that the Adviser provides to the Investment Company. The fee is calculated as a daily charge of the value of the net assets of each fund, at the following annual rates:

Fund	Annual Investment Management Fee
All America Fund	.50%
Equity Index Fund	.125%
Mid-Cap Equity Index Fund	.125%
Small Cap Value Fund	.85%
Small Cap Growth Fund	.85%
Bond Fund	.45%
Money Market Fund	.20%

Effective September 3, 2009, the Adviser to the Money Market Fund agreed to waive as much of its fee (and reimburse the Fund’s operating expenses) as necessary in order to cause the cumulative monthly total investment return, net of fees and expenses, to be no less than zero. Accordingly, during the six months ended June 30, 2014, the Adviser’s fee for the Money Market Fund ranged from .08% to .09%.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

2.	EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Adviser’s contractual expense limitation agreement, effective April 1, 2002, which limited each fund’s total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to its respective investment management fee, remained in effect through April 30, 2010. Effective May 1, 2010, a new expense limitation agreement went into effect. The new agreement only limited the Equity Index and Mid-Cap Equity Index Funds’ total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to their respective investment management fee. The other funds’ expenses were not limited. The May 1, 2010 expense limitation agreement expired on December 31, 2012.

Effective January 1, 2013, a new contractual expense limitation agreement went into effect, under which the Adviser agreed to limit all the Funds’ total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to their respective investment management fees. This agreement is effective through April 30, 2015 and continues into successive 12 month periods ending on April 30 unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice. However, the Money Market Fund’s total fees and expenses are subject to the September 3, 2009 limitation outlined above until such time as it is revoked. As a result, during the six months ended June 30, 2014, all of the Money Market Fund’s operating expenses, other than a portion of the investment management fee, were reimbursed by the Adviser.

The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and record keeping agent for the Funds and to calculate the net asset values of the Funds. The compensation paid by the Funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

3.	INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term investments, U.S. Government Securities and futures contracts, for the six months ended June 30, 2014 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	$2,307,414	$2,619,030	$4,362,931	$2,495,035

Proceeds from sales of investments	$2,348,882	$8,353,984	$5,681,585	$2,981,011

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	$3,370,452	$1,223,745	—

Proceeds from sales of investments	$3,892,022	$1,439,691	—

The cost of investment purchases and proceeds from sales of U.S. Government (excluding short-term) securities were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	—	—	—	—

Proceeds from sales of investments	—	—	—	—

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	—	$8,564,070	—

Proceeds from sales of investments	—	$4,269,615	—

For the Money Market Fund the cost of short-term securities, including U.S. Government Securities, purchased was $330,350,683; net proceeds from sales were $327,364,883.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

3.	INVESTMENTS (CONTINUED)

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2014 for each of the Funds were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$8,165,422	$31,919,984	$16,891,849	$3,253,397
Unrealized Depreciation	(728,465)	(1,517,299)	(1,811,762)	(406,943)

Net	$7,436,957	$30,402,685	$15,080,087	$2,846,454

Tax Cost of Investments	$18,406,216	$60,392,164	$36,302,951	$12,368,705

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$2,710,806	$3,646,938	$102
Unrealized Depreciation	(259,649)	(448,166)	—

Net	$2,451,157	$3,198,772	$102

Tax Cost of Investments	$8,734,520	$86,343,940	$38,396,685

Differences between amounts reflected in the Statements of Assets and Liabilities and those computed for Federal income tax purposes arise primarily from federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

4.	CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

At June 30, 2014, one billion shares of common stock (par value of $.01 per share) had been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Small Cap Value, Small Cap Growth and Mid-Cap Equity Index Funds.

As of June 30, 2014, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders by the following percentages of each fund’s outstanding shares:

All America Fund	0%
Equity Index Fund	0%
Mid-Cap Equity Index Fund	0%
Small Cap Value Fund	21%
Small Cap Growth Fund	29%
Bond Fund	10%
Money Market Fund	22%

5.	FUND OWNERSHIP

In addition to the affiliated ownership as described in Note 4 above, other beneficial ownerships (shareholders owning five percent or more of a fund’s outstanding shares) at June 30, 2014 were as follows:

All America Fund: three shareholders owning 62%, 15% and 5%, respectively.

Equity Index Fund: four shareholders owning 66%, 7%, 5% and 5%, respectively.

Mid-Cap Equity Index Fund: three shareholders owning 57%, 14% and 12%, respectively.

Small Cap Value Fund: three shareholders owning 43%, 17% and 7%, respectively.

Small Cap Growth Fund: two shareholders owning 50% and 10%, respectively.

Bond Fund: two shareholders owning 71% and 6%, respectively.

Money Market Fund: five shareholders owning 14%, 8%, 5%, 5% and 5%, respectively.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION

Distributions — On June 25, 2014, ordinary dividend distributions from net investment income were declared and paid for each of the Funds other than the Small Cap Growth Fund.

On June 26, 2013, ordinary dividend distributions from net investment income were declared and paid for each of the Funds other than the Small Cap Growth and Money Market Funds. Additionally, remaining required distributions relating to 2012 were made in accordance with Internal Revenue Code Section 855(a) and paid on September 13, 2013. No such distributions were required for the Small Cap Growth Fund. On December 27, 2013, dividend distributions from net investment income and, as applicable, from net realized gains on investment transactions, were declared and paid for each of the Funds.

Pursuant to shareholders’ instructions, substantially all 2014 and 2013 dividend distributions were immediately reinvested into their respective Funds. The tax character of the distributions paid during 2014 and 2013 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Ordinary Income (a)
2014	$156,200	$815,441	$324,312	$56,461
2013	$467,583	$2,150,680	$914,337	$262,034
Long-Term Capital Gains
2014	$0	$0	$0	$0
2013	$1,301,801	$0	$1,852,901	$1,028,917
Return of Capital
2014	$0	$0	$0	$0
2013	$0	$0	$0	$0

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Ordinary Income (a)
2014	$0	$1,485,234	$6,051
2013	$80,444	$2,975,501	$9,137
Long-Term Capital Gains
2014	$0	$0	$0
2013	$663,106	$1,338,615	$0
Return of Capital
2014	$0	$0	$0
2013	$0	$289,660	$1,002

Notes:

(a)	Includes distributions from fund-level net short-term capital gains.

Undistributed net income and gains (losses) — As of June 30, 2014, undistributed net income and undistributed accumulated gain (loss) for Federal income tax purposes were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$64,029	$181,251	$200,040	$189,418
Accumulated undistributed realized gain (loss) on investments and futures contracts	$583,656	$3,900,662	$2,971,322	$457,199
Net unrealized appreciation (depreciation) of investments and futures contracts	$7,436,957	$30,402,685	$15,080,087	$2,846,454

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$0	$67,250	$174
Accumulated undistributed realized gain (loss) on investments and futures contracts	$757,954	$27,132	$0
Net unrealized appreciation (depreciation) of investments and futures contracts	$2,451,157	$3,198,772	$102

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities are primarily due to wash sales, REITs, partnerships, corporate actions and the Federal income tax treatment of futures contracts.

Reclassifications — The Funds make adjustments to the components of net assets for book to tax differences that are considered permanent in nature. For the six months ended June 30, 2014, the Funds reclassified amounts primarily relating to differences in the book to tax treatment of partnership investments, REITs, net operating losses, and the character of distributions. Each Fund’s net assets are not affected by these reclassifications.

During the six months ended June 30, 2014, each Fund reclassified the following book to tax differences.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$(11,005)	$(3,076)	$10,177	$(23,812)
Accumulated undistributed net realized gain (loss) on investments and futures contracts	$11,005	$3,076	$(10,177)	$23,812

Paid in capital	$0	$0	$0	$0

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$(6,379)	$0	$3,339
Accumulated undistributed net realized gain (loss) on investments and futures contracts	$16,061	$0	$0

Paid in capital	$(9,682)	$0	$(3,339)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ADDITIONAL INFORMATION

Quarterly Portfolio Schedules

Included in this Semi-Annual Report are summary schedules of Mutual of America Institutional Funds, Inc.’s (“Investment Company”) Fund portfolio holdings as of June 30, 2014. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC’s website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company’s proxy voting policies and procedures can be obtained free of charge by calling 1-800-914-8716. It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2014 is available without charge by calling 1-800-914-8716. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn Lu

Chief Compliance Officer

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, NY 10022-6839

Renewal of Investment Advisory Agreements

At its meeting held on February 25, 2014, the Board of Directors of the Investment Company renewed for a one-year period the investment advisory agreement with Mutual of America Capital Management LLC (the “Adviser”). The Board determined that renewing the agreement with the Adviser was in the best interest of the Investment Company based on the following considerations which are further enumerated below. The Board concluded that Mutual of America Capital Management LLC has performed extensive services for the Investment Company and has demonstrated satisfactory performance, that its fee is reasonable in comparison to fees charged for similar services to similar funds by other advisers, that the method of calculating the fee is reasonable, that the Adviser has not made excessive profits from the contract and the fee levels reflect that the Funds are appropriately benefiting from economies of scale.

Nature, Extent and Quality of Services

The Board considered the depth of experience and organizational structure of the Adviser. At December 31, 2013, the Adviser had approximately $13 billion of assets under management. The individual portfolio managers that oversee the investment performance of each of the Investment Company’s Funds have extensive experience and knowledge of the specific markets in which they participate. The Adviser adheres to a strict best execution policy which requires it to select broker/dealers based on their ability to execute trades at a favorable and reasonable price. All else being equal, the Advisor will also consider any research that the broker/dealers may provide. The Adviser maintains a highly qualified staff of research analysts and quantitative analysts who assist in the implementation of the disciplined investment policies employed by the portfolio managers to enhance stock selection and manage risk in the portfolios. The Adviser’s quantitative analysts have developed proprietary models that result in daily risk and attribution reports as well as information on stock movements, to enable the portfolio managers to make fully informed decisions on stock selection and to constantly evaluate the structure of each portfolio. When purchasing research and other services, the

Adviser uses its own funds to purchase such services from recognized firms that are utilized by the research staff. The Adviser also receives research services from broker/dealers which are utilized to benefit the Funds. The Board was aware of the receipt of these research services when it considered renewing the advisory agreement with the Adviser. The Adviser, at no cost, provides services beyond those set forth in the advisory agreement, such as assistance in the preparation of marketing materials and attendance at client and prospect meetings.

Investment Performance

The Board considered the short- and long-term performance of the Funds. During 2013, the vast majority of the Funds demonstrated gross performance that was above their benchmarks, when considering minimal tracking error. Performance has continued to improve over the past number of years due to changes made in the Adviser’s investment process and personnel, including the creation of the quantitative research group mentioned above.

Cost and Profit

The Board compared the advisory fees charged to each Fund by the Adviser with fees of numerous similar funds. In the case of each Fund, the Adviser’s fee compared favorably with fees charged by other advisers. Finally, the Adviser has not shown excessively high profits from the fees it is paid by the Investment Company.

Economies of Scale

The Board concluded that the reasonableness of the Adviser’s fees, particularly when compared to fees of similar funds that, in most cases, are many times the asset size of the Funds of the Investment Company demonstrates the fact that the Funds are benefiting from economies of scale. The Adviser utilizes the resources at its disposal efficiently. Its fees reflect cost savings and expense discounts, if any, that it realizes from volume increases.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

Distributed by:

MUTUAL OF AMERICA SECURITIES LLC

320 PARK AVENUE

NEW YORK, NY 10022-6839

800-914-8716

ITEM 2.    CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a) Schedule I – Portfolios of Investments in Securities follows:

(b) Not applicable.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.9%)
Amazon.com, Inc.*	324	105,229
AutoNation, Inc.*	54	3,223
AutoZone, Inc.*	29	15,551
Bed Bath & Beyond, Inc.*	178	10,214
Best Buy Co., Inc.	240	7,442
BorgWarner, Inc.	198	12,908
Cablevision Systems Corp. Cl A	189	3,336
CarMax, Inc.*	191	9,934
Carnival Corp.	381	14,345
CBS Corp. Cl B	460	28,584
Chipotle Mexican Grill, Inc.*	27	15,998
Coach, Inc.	239	8,171
Comcast Corp. Cl A	2,260	121,317
D.R. Horton, Inc.	249	6,120
Darden Restaurants, Inc.	115	5,321
Delphi Automotive PLC	240	16,498
DIRECTV*	407	34,599
Discovery Communications, Inc. Cl A*	190	14,113
Disney (Walt) Co.	1,400	120,036
Dollar General Corp.*	263	15,086
Dollar Tree, Inc.*	180	9,803
Expedia, Inc.	89	7,010
Family Dollar Stores, Inc.	83	5,490
Ford Motor Co.	3,437	59,254
Fossil Group, Inc.*	41	4,285
GameStop Corp. Cl A	100	4,047
Gannett Co., Inc.	197	6,168
Gap, Inc.	225	9,353
Garmin Ltd.	107	6,516
General Motors Co.	1,143	41,491
Genuine Parts Co.	134	11,765
Goodyear Tire & Rubber Co.	239	6,639
Graham Hldgs. Co. Cl B	4	2,872
H&R Block, Inc.	239	8,011
Harley-Davidson, Inc.	190	13,272
Harman Int’l. Industries, Inc.	59	6,338
Hasbro, Inc.	101	5,358
Home Depot, Inc.	1,189	96,261
Interpublic Group of Cos., Inc.	368	7,180
Johnson Controls, Inc.	577	28,810
Kohl’s Corp.	170	8,956
L Brands, Inc.	213	12,495
Leggett & Platt, Inc.	120	4,114
Lennar Corp. Cl A	153	6,423
Lowe’s Cos., Inc.	867	41,607
Macy’s, Inc.	313	18,160
Marriott International, Inc. Cl A	190	12,179
Mattel, Inc.	295	11,496
McDonald’s Corp.	859	86,536
Michael Kors Hldgs. Ltd.*	157	13,918
Mohawk Industries, Inc.*	53	7,332
Netflix, Inc.*	52	22,911
Newell Rubbermaid, Inc.	241	7,469

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

News Corp. Cl A*	433	7,768
NIKE, Inc. Cl B	642	49,787
Nordstrom, Inc.	122	8,287
O’Reilly Automotive, Inc.*	93	14,006
Omnicom Group, Inc.	225	16,025
PetSmart, Inc.	87	5,203
Priceline Group Inc.*	45	54,135
Pulte Homes, Inc.	297	5,988
PVH Corp.	71	8,279
Ralph Lauren Corp.	51	8,195
Ross Stores, Inc.	184	12,168
Scripps Networks Interactive, Inc. Cl A	94	7,627
Staples, Inc.	562	6,092
Starbucks Corp.	655	50,684
Starwood Hotels & Resorts	167	13,497
Target Corp.	551	31,930
Tiffany & Co.	96	9,624
Time Warner Cable, Inc.	243	35,794
Time Warner, Inc.	767	53,882
TJX Cos., Inc.	609	32,368
Tractor Supply Co.	121	7,308
TripAdvisor, Inc.*	97	10,540
Twenty-First Century Fox, Inc. Cl A	1,664	58,490
Under Armour, Inc. Cl A*	141	8,388
Urban Outfitters, Inc.*	89	3,014
V.F. Corp.	300	18,900
Viacom, Inc. Cl B	340	29,488
Whirlpool Corp.	67	9,328
Wyndham Worldwide Corp.	111	8,405
Wynn Resorts Ltd.	71	14,737
Yum! Brands, Inc.	384	31,181

		1,792,662

CONSUMER STAPLES (5.6%)
Altria Group, Inc.	1,727	72,430
Archer-Daniels-Midland Co.	569	25,099
Avon Products, Inc.	378	5,523
Brown-Forman Corp. Cl B	140	13,184
Campbell Soup Co.	156	7,146
Clorox Co.	112	10,237
Coca-Cola Co.	3,285	139,153
Coca-Cola Enterprises, Inc.	204	9,747
Colgate-Palmolive Co.	756	51,544
ConAgra Foods, Inc.	366	10,863
Constellation Brands, Inc. Cl A*	146	12,867
Costco Wholesale Corp.	381	43,876
CVS Caremark Corp.	1,016	76,576
Dr. Pepper Snapple Group, Inc.	171	10,017
Estee Lauder Cos., Inc. Cl A	220	16,337
General Mills, Inc.	533	28,004
Hershey Co.	130	12,658
Hormel Foods Corp.	117	5,774
J.M. Smucker Co.	90	9,591
Kellogg Co.	221	14,520
Keurig Green Mountain, Inc.	110	13,707
Kimberly-Clark Corp.	328	36,480
Kraft Foods Group, Inc.	517	30,994
Kroger Co.	442	21,848
Lorillard, Inc.	315	19,206

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

McCormick & Co., Inc.	114	8,161
Mead Johnson Nutrition Co.	176	16,398
Molson Coors Brewing Co. Cl B	138	10,234
Mondelez International, Inc. Cl A	1,469	55,249
Monster Beverage Corp.*	118	8,382
PepsiCo, Inc.	1,318	117,750
Philip Morris Int’l., Inc.	1,367	115,252
Proctor & Gamble Co.	2,352	184,844
Reynolds American, Inc.	270	16,295
Safeway, Inc.	201	6,902
Sysco Corp.	508	19,025
Tyson Foods, Inc. Cl A	239	8,972
Wal-Mart Stores, Inc.	1,401	105,173
Walgreen Co.	764	56,635
Whole Foods Market, Inc.	320	12,362

		1,439,015

ENERGY (6.3%)
Anadarko Petroleum Corp.	438	47,948
Apache Corp.	336	33,808
Baker Hughes, Inc.	378	28,142
Cabot Oil & Gas Corp.	363	12,393
Cameron International Corp.*	177	11,985
Chesapeake Energy Corp.	440	13,675
Chevron Corp.	1,655	216,060
Cimarex Energy Co.	75	10,760
ConocoPhillips	1,066	91,388
CONSOL Energy, Inc.	199	9,168
Denbury Resources, Inc.	305	5,630
Devon Energy Corp.	333	26,440
Diamond Offshore Drilling, Inc.	59	2,928
Ensco PLC Cl A	203	11,281
EOG Resources, Inc.	474	55,392
EQT Corp.	131	14,004
Exxon Mobil Corp.	3,731	375,636
FMC Technologies, Inc.*	204	12,458
Halliburton Co.	733	52,050
Helmerich & Payne, Inc.	93	10,798
Hess Corp.	230	22,745
Kinder Morgan, Inc.	580	21,031
Marathon Oil Corp.	587	23,433
Marathon Petroleum Corp.	251	19,596
Murphy Oil Corp.	147	9,773
Nabors Industries Ltd.	227	6,667
National Oilwell Varco, Inc.	372	30,634
Newfield Exploration Co.*	118	5,216
Noble Corp. PLC	220	7,383
Noble Energy, Inc.	312	24,168
Occidental Petroleum Corp.	682	69,994
ONEOK, Inc.	180	12,254
Peabody Energy Corp.	236	3,859
Phillips 66	491	39,491
Pioneer Natural Resources Co.	125	28,726
QEP Resources, Inc.	156	5,382
Range Resources Corp.	147	12,782
Rowan Companies PLC Cl A	108	3,448
Schlumberger Ltd.	1,131	133,401
Seventy Seven Energy, Inc.*	0	10
Southwestern Energy Co.*	307	13,965

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

Spectra Energy Corp.	583	24,766
Tesoro Corp.	113	6,630
Transocean Ltd.	295	13,284
Valero Energy Corp.	464	23,246
Williams Cos., Inc.	641	37,313

		1,641,141

FINANCIALS (9.4%)
ACE Ltd.	293	30,384
Affiliated Managers Group, Inc.*	50	10,270
Aflac, Inc.	395	24,589
Allstate Corp.	378	22,196
American Express Co.	791	75,042
American Int’l. Group, Inc.	1,258	68,662
American Tower Corp.	344	30,953
Ameriprise Financial, Inc.	165	19,800
Aon PLC	258	23,243
Apartment Investment & Management Co. Cl A	127	4,098
Assurant, Inc.	63	4,130
AvalonBay Communities, Inc.	106	15,072
Bank of America Corp.	9,138	140,451
Bank of New York Mellon Corp.	990	37,105
BB&T Corp.	624	24,604
Berkshire Hathaway, Inc. Cl B*	1,564	197,940
BlackRock, Inc.	109	34,836
Boston Properties, Inc.	133	15,718
Capital One Financial Corp.	496	40,970
CBRE Group, Inc.*	243	7,786
Charles Schwab Corp.	1,017	27,388
Chubb Corp.	213	19,632
Cincinnati Financial Corp.	127	6,101
Citigroup, Inc.	2,640	124,344
CME Group, Inc.	274	19,440
Comerica, Inc.	157	7,875
Crown Castle International Corp.	290	21,535
Discover Financial Svcs.	405	25,102
E*Trade Financial Corp.*	250	5,315
Equity Residential	292	18,396
Essex Property Trust, Inc.	55	10,170
Fifth Third Bancorp	739	15,778
Franklin Resources, Inc.	349	20,186
General Growth Pptys., Inc.	454	10,696
Genworth Financial, Inc. Cl A*	431	7,499
Goldman Sachs Group, Inc.	362	60,613
Hartford Financial Svcs. Group, Inc.	391	14,002
HCP, Inc.	399	16,511
Health Care REIT, Inc.	266	16,670
Host Hotels & Resorts, Inc.	658	14,483
Hudson City Bancorp, Inc.	413	4,060
Huntington Bancshares, Inc.	719	6,859
Intercontinental Exchange Inc	101	19,079
Invesco Ltd.	375	14,156
JPMorgan Chase & Co.	3,288	189,455
KeyCorp	767	10,991
Kimco Realty Corp.	357	8,204
Legg Mason, Inc.	89	4,567
Leucadia National Corp.	276	7,237
Lincoln National Corp.	229	11,780
Loews Corp.	265	11,663

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

M&T Bank Corp.	114	14,142
Marsh & McLennan Cos., Inc.	477	24,718
McGraw-Hill Financial, Inc.	237	19,678
MetLife, Inc.	977	54,282
Moody’s Corp.	163	14,289
Morgan Stanley	1,217	39,346
Nasdaq OMX Group, Inc.	103	3,978
Navient Corp.	367	6,500
Northern Trust Corp.	193	12,393
People’s United Financial, Inc.	269	4,081
Plum Creek Timber Co., Inc.	154	6,945
PNC Financial Svcs. Grp., Inc.	464	41,319
Principal Financial Grp., Inc.	237	11,964
Progressive Corp.	473	11,995
ProLogis, Inc.	435	17,874
Prudential Financial, Inc.	401	35,597
Public Storage	126	21,590
Regions Financial Corp.	1,198	12,723
Simon Property Group, Inc.	270	44,896
State Street Corp.	374	25,155
SunTrust Banks, Inc.	463	18,548
T. Rowe Price Group, Inc.	228	19,245
The Macerich Co.	122	8,144
Torchmark Corp.	77	6,308
Travelers Cos., Inc.	302	28,409
U.S. Bancorp	1,577	68,316
Unum Group	223	7,751
Ventas, Inc.	256	16,410
Vornado Realty Trust	152	16,223
Wells Fargo & Co.	4,165	218,912
Weyerhaeuser Co.	509	16,843
XL Group PLC	236	7,724
Zions Bancorporation	160	4,715

		2,438,649

HEALTH CARE (7.8%)
Abbott Laboratories	1,305	53,375
AbbVie, Inc.	1,382	78,000
Actavis PLC*	151	33,681
Aetna, Inc.	311	25,216
Agilent Technologies, Inc.	289	16,600
Alexion Pharmaceuticals, Inc.*	171	26,719
Allergan, Inc.	258	43,659
AmerisourceBergen Corp.	196	14,241
Amgen, Inc.	657	77,769
Bard (C.R.), Inc.	66	9,439
Baxter International, Inc.	472	34,126
Becton, Dickinson & Co.	168	19,874
Biogen Idec, Inc.*	206	64,954
Boston Scientific Corp.*	1,150	14,686
Bristol-Myers Squibb Co.	1,441	69,903
Cardinal Health, Inc.	295	20,225
CareFusion Corp.*	180	7,983
Celgene Corp.*	696	59,772
Cerner Corp.*	257	13,256
CIGNA Corp.	234	21,521
Covidien PLC	392	35,351
DaVita HealthCare Partners, Inc.*	155	11,210
DENTSPLY International, Inc.	123	5,824

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

Edwards Lifesciences Corp.*	92	7,897
Express Scripts Hldg. Co.*	671	46,520
Forest Laboratories, Inc.*	208	20,592
Gilead Sciences, Inc.*	1,334	110,602
Hospira, Inc.*	146	7,500
Humana, Inc.	135	17,242
Intuitive Surgical, Inc.*	33	13,589
Johnson & Johnson	2,458	257,156
Laboratory Corp. of America Hldgs.*	74	7,578
Lilly (Eli) & Co.	856	53,218
McKesson Corp.	200	37,242
Medtronic, Inc.	869	55,407
Merck & Co., Inc.	2,539	146,881
Mylan, Inc.*	324	16,705
Patterson Cos., Inc.	72	2,845
PerkinElmer, Inc.	98	4,590
Perrigo Co. PLC	116	16,908
Pfizer, Inc.	5,543	164,516
Quest Diagnostics, Inc.	125	7,336
Regeneron Pharmaceuticals, Inc.*	70	19,773
St. Jude Medical, Inc.	246	17,036
Stryker Corp.	256	21,586
Tenet Healthcare Corp.*	84	3,943
Thermo Fisher Scientific, Inc.	347	40,946
UnitedHealth Group, Inc.	851	69,569
Varian Medical Systems, Inc.*	91	7,566
Vertex Pharmaceuticals, Inc.*	206	19,504
Waters Corp.*	74	7,729
WellPoint, Inc.	243	26,149
Zimmer Hldgs., Inc.	146	15,164
Zoetis, Inc.	436	14,070

		2,014,743

INDUSTRIALS (6.1%)
3M Co.	540	77,350
Allegion PLC	78	4,421
AMETEK, Inc.	213	11,136
Boeing Co.	582	74,048
Caterpillar, Inc.	542	58,899
Cintas Corp.	87	5,528
CSX Corp.	872	26,866
Cummins, Inc.	148	22,835
Danaher Corp.	522	41,097
Deere & Co.	316	28,614
Delta Air Lines, Inc.	737	28,537
Dover Corp.	145	13,188
Dun & Bradstreet Corp.	32	3,526
Eaton Corp. PLC	414	31,953
Emerson Electric Co.	609	40,413
Equifax, Inc.	106	7,689
Expeditors Int’l. of Wash.	172	7,596
Fastenal Co.	237	11,729
FedEx Corp.	241	36,483
Flowserve Corp.	119	8,848
Fluor Corp.	138	10,612
General Dynamics Corp.	284	33,100
General Electric Co.	8,715	229,030
Grainger (W.W.), Inc.	53	13,476
Honeywell International, Inc.	680	63,206

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

Illinois Tool Works, Inc.	330	28,895
Ingersoll-Rand PLC	218	13,627
Iron Mountain, Inc.	148	5,247
Jacobs Engineering Group, Inc.*	114	6,074
Joy Global, Inc.	87	5,357
Kansas City Southern	95	10,213
L-3 Communications Hldgs., Inc.	75	9,056
Lockheed Martin Corp.	231	37,129
Masco Corp.	310	6,882
Nielsen N.V.	263	12,732
Norfolk Southern Corp.	269	27,715
Northrop Grumman Corp.	186	22,251
PACCAR, Inc.	308	19,352
Pall Corp.	95	8,112
Parker Hannifin Corp.	129	16,219
Pentair PLC	169	12,188
Pitney Bowes, Inc.	176	4,861
Precision Castparts Corp.	125	31,550
Quanta Services, Inc.*	189	6,536
Raytheon Co.	271	25,000
Republic Services, Inc.	232	8,809
Robert Half Int’l., Inc.	119	5,681
Robinson (C.H.) Worldwide, Inc.	129	8,229
Rockwell Automation, Inc.	120	15,019
Rockwell Collins, Inc.	117	9,142
Roper Industries, Inc.	86	12,557
Ryder System, Inc.	46	4,052
Snap-on, Inc.	50	5,926
Southwest Airlines Co.	601	16,143
Stanley Black & Decker, Inc.	135	11,856
Stericycle, Inc.*	74	8,763
Textron, Inc.	242	9,266
The ADT Corp.	152	5,311
Tyco International Ltd.	401	18,286
Union Pacific Corp.	788	78,603
United Parcel Service, Inc. Cl B	612	62,828
United Technologies Corp.	732	84,509
Waste Management, Inc.	375	16,774
Xylem, Inc.	160	6,253

		1,587,183

INFORMATION TECHNOLOGY (11.0%)
Accenture Ltd. Cl A	551	44,543
Adobe Systems, Inc.*	403	29,161
Akamai Technologies, Inc.*	155	9,464
Alliance Data Systems Corp.*	47	13,219
Altera Corp.	273	9,489
Amphenol Corp. Cl A	136	13,102
Analog Devices, Inc.	273	14,761
Apple, Inc.	5,239	486,855
Applied Materials, Inc.	1,057	23,835
Autodesk, Inc.*	199	11,220
Automatic Data Processing, Inc.	418	33,139
Avago Technologies Ltd.	218	15,711
Broadcom Corp. Cl A	483	17,929
CA, Inc.	278	7,990
Cisco Systems, Inc.	4,452	110,632
Citrix Systems, Inc.*	143	8,945
Cognizant Technology Solutions*	529	25,873

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

Computer Sciences Corp.	125	7,900
Corning, Inc.	1,137	24,957
eBay, Inc.*	992	49,660
Electronic Arts, Inc.*	274	9,828
EMC Corp.	1,780	46,885
F5 Networks, Inc.*	66	7,355
Facebook, Inc. Cl A*	1,495	100,599
Fidelity Nat’l. Information Svcs., Inc.	250	13,685
First Solar, Inc.*	61	4,335
Fiserv, Inc.*	217	13,089
FLIR Systems, Inc.	123	4,272
Google, Inc. Cl A*	247	144,413
Google, Inc. Cl C*	247	142,094
Harris Corp.	92	6,969
Hewlett-Packard Co.	1,627	54,797
Int’l. Business Machines Corp.	827	149,910
Intel Corp.	4,326	133,673
Intuit, Inc.	247	19,891
Jabil Circuit, Inc.	161	3,365
Juniper Networks, Inc.*	411	10,086
KLA-Tencor Corp.	144	10,460
Lam Research Corp.	140	9,461
Linear Technology Corp.	205	9,649
MasterCard, Inc. Cl A	873	64,139
Microchip Technology, Inc.	174	8,493
Micron Technology, Inc.*	931	30,676
Microsoft Corp.	6,532	272,384
Motorola Solutions, Inc.	196	13,048
NetApp, Inc.	288	10,518
NVIDIA Corp.	485	8,992
Oracle Corp.	2,984	120,942
Paychex, Inc.	281	11,678
QUALCOMM, Inc.	1,467	116,186
Red Hat, Inc.*	165	9,120
Salesforce.com, inc.*	491	28,517
SanDisk Corp.	196	20,468
Seagate Technology PLC	283	16,080
Symantec Corp.	602	13,786
TE Connectivity Ltd.	355	21,953
Teradata Corp.*	138	5,548
Texas Instruments, Inc.	938	44,827
Total System Services, Inc.	144	4,523
VeriSign, Inc.*	108	5,271
Visa, Inc. Cl A	436	91,870
Western Digital Corp.	181	16,706
Western Union Co.	468	8,115
Xerox Corp.	950	11,818
Xilinx, Inc.	234	11,071
Yahoo!, Inc.*	814	28,596

		2,848,526

MATERIALS (2.1%)
Air Products & Chemicals, Inc.	184	23,666
Airgas, Inc.	58	6,317
Alcoa, Inc.	1,018	15,158
Allegheny Technologies, Inc.	94	4,239
Avery Dennison Corp.	83	4,254
Ball Corp.	122	7,647
Bemis Co., Inc.	88	3,578

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

CF Industries Hldgs., Inc.	46	11,064
Dow Chemical Co.	1,046	53,827
Du Pont (E.I.) de Nemours & Co.	798	52,221
Eastman Chemical Co.	130	11,356
Ecolab, Inc.	235	26,165
FMC Corp.	116	8,258
Freeport-McMoRan Copper & Gold, Inc.	903	32,960
Int’l. Flavors & Fragrances, Inc.	70	7,300
International Paper Co.	376	18,977
LyondellBasell Inds. N.V. Cl A	362	35,349
MeadWestvaco Corp.	146	6,462
Monsanto Co.	456	56,881
Newmont Mining Corp.	434	11,041
Nucor Corp.	277	13,642
Owens-Illinois, Inc.*	143	4,954
PPG Industries, Inc.	121	25,428
Praxair, Inc.	255	33,874
Sealed Air Corp.	168	5,741
Sherwin-Williams Co.	74	15,311
Sigma-Aldrich Corp.	104	10,554
The Mosaic Co.	282	13,945
United States Steel Corp.	126	3,281
Vulcan Materials Co.	114	7,268

		530,718

TELECOMMUNICATION SERVICES (1.4%)
AT&T, Inc.	4,508	159,403
CenturyLink, Inc.	498	18,028
Frontier Communications Corp.	871	5,087
Verizon Communications, Inc.	3,599	176,099
Windstream Hldgs., Inc.	523	5,209

		363,826

UTILITIES (1.8%)
AES Corp.	573	8,910
AGL Resources, Inc.	104	5,723
Ameren Corp.	211	8,626
American Electric Power Co., Inc.	425	23,702
CenterPoint Energy, Inc.	374	9,552
CMS Energy Corp.	235	7,320
Consolidated Edison, Inc.	255	14,724
Dominion Resources, Inc.	506	36,189
DTE Energy Co.	154	11,992
Duke Energy Corp.	615	45,627
Edison International	283	16,445
Entergy Corp.	155	12,724
Exelon Corp.	747	27,251
FirstEnergy Corp.	364	12,638
Integrys Energy Group, Inc.	69	4,908
NextEra Energy, Inc.	379	38,840
NiSource, Inc.	274	10,779
Northeast Utilities	275	12,999
NRG Energy, Inc.	293	10,900
Pepco Hldgs., Inc.	219	6,018
PG&E Corp.	404	19,400
Pinnacle West Capital Corp.	96	5,553
PPL Corp.	549	19,506
Public Svc. Enterprise Group, Inc.	440	17,948
SCANA Corp.	123	6,619
Sempra Energy	198	20,733

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

Southern Co.	774	35,124
TECO Energy, Inc.	178	3,289
Wisconsin Energy Corp.	196	9,196
Xcel Energy, Inc.	437	14,085

		477,320

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $10,223,415) 58.4%		15,133,783

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill (1)	A-1+	0.04	09/11/14	200,000	199,985

TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $199,985) 0.8%					199,985

TOTAL INDEXED ASSETS (Cost: $10,423,400) 59.2%					15,333,768

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.7%)
Aeropostale, Inc.*	2,903	10,131
Amazon.com, Inc.*	192	62,358
American Axle & Mfg. Hldgs., Inc.*	700	13,223
AutoZone, Inc.*	51	27,348
Bally Technologies, Inc.*	338	22,213
Bassett Furniture Industries, Inc.	2,127	27,991
Brunswick Corp.	216	9,100
Carmike Cinemas, Inc.*	510	17,916
Cooper Tire & Rubber Co.	615	18,450
Deckers Outdoor Corp.*	566	48,862
Diamond Resorts Int’l., Inc.*	2,700	62,829
Discovery Communications, Inc. Cl A*	298	22,135
Disney (Walt) Co.	885	75,880
Dollar Tree, Inc.*	217	11,818
Dorman Products, Inc.*	218	10,752
Drew Industries, Inc.	373	18,654
Ford Motor Co.	1,320	22,757
General Motors Co.	627	22,760
Haverty Furniture Cos., Inc.	881	22,140
Home Depot, Inc.	596	48,252
Houghton Mifflin Harcourt Co.*	2,426	46,482
HSN, Inc.	245	14,514
Johnson Controls, Inc.	326	16,277
Macy’s, Inc.	606	35,160
McDonald’s Corp.	501	50,471
Popeyes Louisiana Kitchen, Inc.*	1,131	49,436
Priceline Group Inc.*	19	22,857
Red Robin Gourmet Burgers, Inc.*	354	25,205
Rent-A-Center, Inc.	542	15,545
Ruby Tuesday, Inc.*	2,312	17,548
Select Comfort Corp.*	628	12,974
Shutterfly, Inc.*	559	24,070
Sotheby’s	244	10,246
Starbucks Corp.	656	50,761

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

Steve Madden Ltd.*	643	22,055
Target Corp.	606	35,118
The Men’s Wearhouse, Inc.	250	13,950
Time Warner Cable, Inc.	331	48,756
Time Warner, Inc.	558	39,199
Time, Inc.*	69	1,671
TJX Cos., Inc.	426	22,642
ValueVision Media, Inc. Cl A*	1,000	4,990
Viacom, Inc. Cl B	400	34,692
Wolverine World Wide, Inc.	848	22,099

		1,212,287

CONSUMER STAPLES (2.4%)
Boston Beer Co., Inc. Cl A*	24	5,364
Coca-Cola Co.	838	35,498
Colgate-Palmolive Co.	466	31,772
Constellation Brands, Inc. Cl A*	496	43,712
Crimson Wine Group Ltd.*	2,325	21,041
Darling Ingredients Inc.*	780	16,302
Estee Lauder Cos., Inc. Cl A	443	32,897
Farmer Brothers Co.*	975	21,070
Hain Celestial Group, Inc.*	236	20,943
Mead Johnson Nutrition Co.	187	17,423
Mondelez International, Inc. Cl A	691	25,989
PepsiCo, Inc.	551	49,226
Philip Morris Int’l., Inc.	362	30,520
Proctor & Gamble Co.	938	73,717
Spectrum Brands Hldgs., Inc.	210	18,066
Susser Hldgs. Corp.*	319	25,750
Sysco Corp.	670	25,092
The Pantry, Inc.*	1,319	21,368
TreeHouse Foods, Inc.*	168	13,452
Tyson Foods, Inc. Cl A	566	21,248
Vector Group Ltd.	682	14,104
Village Super Market, Inc. Cl A	470	11,106
Wal-Mart Stores, Inc.	774	58,104

		633,764

ENERGY (3.5%)
Anadarko Petroleum Corp.	426	46,634
Apache Corp.	292	29,381
Basic Energy Services, Inc.*	475	13,880
Carrizo Oil and Gas, Inc.*	651	45,088
Chevron Corp.	388	50,653
Emerald Oil, Inc.*	2,284	17,473
Endeavour International Corp.*	3,400	4,658
Energy XXI (Bermuda) Ltd.	1,526	36,059
EOG Resources, Inc.	418	48,847
Exxon Mobil Corp.	1,577	158,772
Gulf Coast Ultra Deep Royalty Trust*	4,949	14,501
Halliburton Co.	972	69,022
Helix Energy Solutions Group*	550	14,471
Hess Corp.	283	27,986
Kodiak Oil & Gas Corp.*	1,335	19,424
Matador Resources Co.*	555	16,250
National Oilwell Varco, Inc.	438	36,069
Noble Energy, Inc.	749	58,018
Occidental Petroleum Corp.	460	47,210
PBF Energy, Inc.	1,735	46,238
Range Resources Corp.	246	21,390

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

Sanchez Energy Corp.*	478	17,968
Stone Energy Corp.*	340	15,909
Synergy Resources Corp.*	1,000	13,250
Targa Resources Corp.	221	30,845
Western Refining, Inc.	432	16,222

		916,218

FINANCIALS (7.4%)
Agree Realty Corp.	156	4,716
Alexander’s, Inc.	20	7,389
American Assets Trust, Inc.	428	14,787
American Int’l. Group, Inc.	880	48,030
Aon PLC	284	25,586
Ashford Hospitality Prime, Inc	334	5,731
Ashford Hospitality Trust, Inc.	1,318	15,210
Aspen Insurance Hldgs. Ltd.	403	18,304
BancFirst Corp.	291	18,013
Bank of America Corp.	3,252	49,983
Bank of Marin Bancorp	242	11,033
Banner Corp.	487	19,300
Berkshire Hathaway, Inc. Cl B*	370	46,827
Brookline Bancorp, Inc.	1,802	16,885
Bryn Mawr Bank Corp.	520	15,142
Capital One Financial Corp.	876	72,358
Cash America Int’l., Inc.	232	10,308
Charter Financial Corp.	690	7,659
Chatham Lodging Trust	680	14,892
Chesapeake Lodging Trust	826	24,970
Citigroup, Inc.	856	40,318
Columbia Banking System, Inc.	410	10,787
Comerica, Inc.	615	30,848
Cousins Properties, Inc.	1,105	13,757
Customers Bancorp, Inc.*	604	12,086
Dime Community Bancshares	872	13,769
Eagle Bancorp, Inc.*	313	10,564
EastGroup Properties, Inc.	129	8,286
Ellington Financial LLC	1,499	35,976
Enterprise Financial Svcs. Corp.	560	10,114
Equity Lifestyle Properties, Inc.	346	15,279
FBR & Co.*	285	7,732
FelCor Lodging Trust, Inc.	2,888	30,353
First Interstate BancSytem, Inc.	795	21,608
Flushing Financial Corp.	532	10,933
Forest City Enterprises, Inc. Cl A*	1,351	26,844
Franklin Resources, Inc.	340	19,666
Geo Group, Inc.*	330	11,791
Glacier Bancorp, Inc.	925	26,252
Goldman Sachs Group, Inc.	301	50,399
Hanmi Financial Corp.	320	6,746
Health Insurance Innovations, Inc. Cl A*	813	10,016
Highwoods Properties, Inc.	576	24,163
Home Loan Servicing Solutions Ltd.	560	12,729
Investors Bancorp, Inc.	3,047	33,675
iShares Micro-Cap ETF	212	16,137
iShares Russell 2000 ETF	210	24,950
iShares Russell 2000 Growth ETF	49	6,783
iShares Russell 2000 Value ETF	630	65,054
Janus Capital Group, Inc.	1,600	19,968
JPMorgan Chase & Co.	1,937	111,610

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

Marlin Business Svcs. Corp.	900	16,371
MB Financial, Inc.	739	19,990
Meadowbrook Insurance Group, Inc.	2,881	20,714
MetLife, Inc.	883	49,059
Northfield Bancorp, Inc.	1,347	17,659
Parkway Properties, Inc.	491	10,139
Pennsylvania REIT	807	15,188
PNC Financial Svcs. Grp., Inc.	384	34,195
Primerica, Inc.	360	17,226
PrivateBancorp, Inc.	704	20,458
ProAssurance Corp.	518	22,999
Prosperity Bancshares, Inc.	339	21,221
PS Business Parks, Inc.	163	13,609
Sabra Health Care REIT, Inc.	611	17,542
Select Income REIT	902	26,735
Selective Insurance Group, Inc.	460	11,371
Silvercrest Asset Mgmt. Group, Inc. Cl A	754	12,976
Simon Property Group, Inc.	317	52,711
Sovran Self Storage, Inc.	100	7,725
Starwood Property Trust, Inc.	583	13,858
Stifel Financial Corp.*	385	18,230
Stock Yards Bancorp, Inc.	690	20,631
SVB Financial Group*	306	35,686
Symetra Financial Corp.	1,424	32,382
Terreno Realty Corp.	547	10,574
Texas Capital Bancshares, Inc.*	296	15,969
UMB Financial Corp.	302	19,144
Urstadt Biddle Pptys., Inc. Cl A	464	9,688
ViewPoint Financial Group, Inc.	200	5,382
Washington Prime Group, Inc.*	158	2,961
Wells Fargo & Co.	1,886	99,128
WisdomTree Investments, Inc.*	770	9,517
Zions Bancorporation	843	24,843

		1,912,197

HEALTH CARE (5.3%)
Abbott Laboratories	908	37,137
Abiomed, Inc.*	801	20,137
Acorda Therapeutics, Inc.*	282	9,506
Alnylam Pharmaceuticals, Inc.*	239	15,098
AmerisourceBergen Corp.	135	9,809
Anika Therapeutics, Inc.*	215	9,961
Biogen Idec, Inc.*	129	40,675
BioScrip, Inc.*	1,932	16,113
BioSpecifics Technologies Corp.*	335	9,032
Bruker Corp.*	566	13,737
Celgene Corp.*	822	70,593
Cepheid, Inc.*	281	13,471
Cerner Corp.*	238	12,276
Computer Programs & Systems, Inc.	250	15,900
Covidien PLC	332	29,940
Cubist Pharmaceuticals, Inc.*	335	23,390
Cyberonics, Inc.*	255	15,927
DexCom, Inc.*	580	23,003
Emergent Biosolutions, Inc.*	912	20,484
Ensign Group, Inc.	436	13,551
Exact Sciences Corp.*	989	16,843
Express Scripts Hldg. Co.*	376	26,068
Forest Laboratories, Inc.*	405	40,095

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

Gilead Sciences, Inc.*	875	72,546
GW Pharmaceuticals PLC ADR*	120	12,875
Harvard Bioscience, Inc.*	2,230	10,147
HeartWare International, Inc.*	83	7,346
Humana, Inc.	131	16,731
Insulet Corp.*	461	18,288
InterMune, Inc.*	210	9,272
Isis Pharmaceuticals, Inc.*	312	10,748
Karyopharm Therapeutics, Inc.*	225	10,474
Kindred Healthcare, Inc.	371	8,570
McKesson Corp.	162	30,166
Medicines Co.*	293	8,515
Medidata Solutions, Inc.*	185	7,920
Medtronic, Inc.	365	23,272
Merck & Co., Inc.	1,358	78,560
MWI Veterinary Supply, Inc.*	127	18,033
Mylan, Inc.*	1,322	68,162
Neogen Corp.*	273	11,048
Omeros Corp.*	849	14,773
Omnicell, Inc.*	590	16,939
OSI Pharmaceuticals, Inc. - rights*	131	1
PAREXEL International Corp.*	373	19,709
Pfizer, Inc.	3,165	93,937
Pharmacyclics, Inc.*	124	11,124
QLT, Inc.*	3,328	20,567
Questcor Pharmaceuticals, Inc.	131	12,116
Repros Therapeutics, Inc.*	195	3,374
Rigel Pharmaceuticals, Inc.*	630	2,287
Seattle Genetics, Inc.*	216	8,262
Sorrento Therapeutics, Inc.*	178	1,202
St. Jude Medical, Inc.	338	23,407
Stryker Corp.	426	35,920
Supernus Pharmaceuticals, Inc.*	4,433	48,542
Synageva BioPharma Corp.*	136	14,253
Team Health Hldgs., Inc.*	275	13,734
TearLab Corp.*	2,608	12,701
UnitedHealth Group, Inc.	384	31,392
Universal American Corp.	852	7,097
Vertex Pharmaceuticals, Inc.*	162	15,338
WellCare Health Plans, Inc.*	206	15,380
Wright Medical Group, Inc.*	811	25,465

		1,372,939

INDUSTRIALS (4.8%)
Alaska Air Group, Inc.	304	28,895
Allegiant Travel Co.	153	18,019
Applied Industrial Technologies, Inc.	310	15,726
Astronics Corp.*	822	46,402
AZZ, Inc.	1,083	49,905
Blount International, Inc.*	1,788	25,229
Boeing Co.	652	82,954
Corporate Executive Board Co.	294	20,057
Cummins, Inc.	331	51,070
Delta Air Lines, Inc.	745	28,846
Deluxe Corp.	290	16,988
Encore Wire Corp.	523	25,648
EnPro Industries, Inc.*	691	50,553
Expeditors Int’l. of Wash.	609	26,893
FedEx Corp.	332	50,258

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

General Electric Co.	2,896	76,107
Healthcare Svcs. Group, Inc.	441	12,983
Miller (Herman), Inc.	415	12,550
Miller Industries, Inc.	1,395	28,709
Mueller Industries, Inc.	1,854	54,526
Mueller Water Product, Inc. Cl A	2,144	18,524
NOW, Inc.*	109	3,947
Old Dominion Freight Line, Inc.*	704	44,831
On Assignment, Inc.*	983	34,965
Orbital Sciences Corp.*	893	26,388
Precision Castparts Corp.	260	65,624
Raven Industries, Inc.	900	29,826
Roper Industries, Inc.	659	96,221
Saia, Inc.*	531	23,327
Steelcase, Inc.	880	13,314
Sun Hydraulics Corp.	524	21,274
Teledyne Technologies, Inc.*	244	23,709
Trex Co., Inc.*	225	6,485
Tyco International Ltd.	581	26,494
Union Pacific Corp.	466	46,484
USG Corp.*	440	13,257
UTI Worldwide, Inc.	3,155	32,622

		1,249,610

INFORMATION TECHNOLOGY (6.6%)
Analog Devices, Inc.	457	24,710
Anixter International, Inc.	412	41,228
Apple, Inc.	2,338	217,270
ARRIS Group, Inc.*	1,428	46,453
Aspen Technology, Inc.*	253	11,739
Automatic Data Processing, Inc.	397	31,474
Blackhawk Network Hldgs., Inc.*	335	9,454
Blucora, Inc.*	580	10,945
Brightcove, Inc.*	1,844	19,436
Broadcom Corp. Cl A	817	30,327
CalAmp Corp.*	1,881	40,742
Cavium, Inc.*	690	34,265
Cisco Systems, Inc.	1,749	43,463
Coherent, Inc.*	92	6,088
CommVault Systems, Inc.*	318	15,636
comScore, Inc.*	694	24,623
Conversant, Inc.*	569	14,453
Cornerstone OnDemand, Inc.*	273	12,563
Electronics for Imaging, Inc.*	500	22,600
Emulex Corp.*	1,646	9,382
F5 Networks, Inc.*	113	12,593
Facebook, Inc. Cl A*	634	42,662
FEI Company	157	14,245
Fleetmatics Group PLC*	255	8,247
Google, Inc. Cl A*	90	52,620
Google, Inc. Cl C*	90	51,775
iGATE Corp.*	1,077	39,192
Imation Corp.*	1,980	6,811
Imperva, Inc.*	437	11,441
Informatica Corp.*	389	13,868
KLA-Tencor Corp.	260	18,886
LogMeIn, Inc.*	915	42,657
Manhattan Associates, Inc.*	250	8,608
MasterCard, Inc. Cl A	490	36,000

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

MAXIMUS, Inc.	411	17,681
MaxLinear, Inc. Cl A*	1,525	15,357
Microsemi Corp.*	419	11,212
Microsoft Corp.	2,015	84,026
MKS Instruments, Inc.	391	12,215
Monolithic Power Systems, Inc.	1,075	45,526
Nanometrics, Inc.*	1,306	23,834
NetApp, Inc.	119	4,346
Nova Measuring Instruments Ltd.*	720	8,647
Oracle Corp.	1,253	50,784
Proofpoint, Inc.*	957	35,849
PTC, Inc.*	548	21,262
QLIK Technologies, Inc.*	616	13,934
QUALCOMM, Inc.	717	56,786
Richardson Electronics Ltd.	3,145	32,928
Rogers Corp.*	383	25,412
Salesforce.com, inc.*	1,118	64,933
Synaptics, Inc.*	335	30,364
SYNNEX Corp.*	250	18,213
Teradata Corp.*	368	14,794
Texas Instruments, Inc.	586	28,005
TIBCO Software, Inc.*	548	11,053
Ultimate Software Group, Inc.*	77	10,639
Web.com Group, Inc.*	225	6,496
WEX, Inc.*	133	13,961
Yahoo!, Inc.*	689	24,205

		1,708,918

MATERIALS (1.8%)
A. Schulman, Inc.	550	21,285
Ball Corp.	525	32,907
Boise Cascade Co.*	394	11,284
Calgon Carbon Corp.*	633	14,135
CF Industries Hldgs., Inc.	95	22,850
Crown Hldgs., Inc.*	711	35,379
CVR Partners LP	1,049	19,606
Dow Chemical Co.	707	36,382
Eastman Chemical Co.	559	48,829
FMC Corp.	170	12,102
Freeport-McMoRan Copper & Gold, Inc.	720	26,280
Fuller (H.B.) Co.	322	15,488
Horsehead Hldg. Corp.*	820	14,973
Kaiser Aluminum Corp.	532	38,767
Kraton Performance Polymers, Inc.*	790	17,688
LSB Industries, Inc.*	130	5,417
Resolute Forest Products*	1,230	20,639
Schnitzer Steel Industries, Inc. Cl A	710	18,510
Silgan Hldgs., Inc.	449	22,818
Stepan Co.	287	15,171
U.S. Concrete, Inc.*	470	11,633

		462,143

TELECOMMUNICATION SERVICES (0.5%)
AT&T, Inc.	1,684	59,546
Consolidated Comms. Hldgs., Inc.	1,087	24,174
IDT Corp. Cl B	470	8,187
Verizon Communications, Inc.	721	35,279

		127,186

UTILITIES (1.2%)
Ameren Corp.	190	7,767

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

Avista Corp.	883	29,598
Black Hills Corp.	285	17,496
Dominion Resources, Inc.	604	43,198
Edison International	350	20,339
Idacorp, Inc.	457	26,428
Northwest Natural Gas Co.	285	13,438
NorthWestern Corp.	517	26,982
PNM Resources, Inc.	752	22,056
Portland General Electric Co.	449	15,567
PPL Corp.	387	13,750
Public Svc. Enterprise Group, Inc.	681	27,778
Sempra Energy	319	33,402
UNS Energy Corp.	412	24,889

		322,688

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $6,900,293) 38.2%		9,917,950

ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.1%)
Energy XXI (Bermuda) Ltd., 7.25%	100	25,855

TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS (Cost: $10,000) 0.1%		25,855

TOTAL ACTIVE ASSETS (Cost: $6,910,293) 38.3%		9,943,805

TEMPORARY CASH INVESTMENTS (2) (Cost: $565,600) 2.2%		565,600

TOTAL INVESTMENTS (Cost: $17,899,293) 99.7%		25,843,173

OTHER NET ASSETS 0.3%		89,079

NET ASSETS 100.0%		$25,932,252

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.1%)
Amazon.com, Inc.*	1,822	591,749
AutoNation, Inc.*	309	18,441
AutoZone, Inc.*	162	86,871
Bed Bath & Beyond, Inc.*	997	57,208
Best Buy Co., Inc.	1,347	41,770
BorgWarner, Inc.	1,118	72,882
Cablevision Systems Corp. Cl A	1,058	18,674
CarMax, Inc.*	1,077	56,015
Carnival Corp.	2,144	80,722
CBS Corp. Cl B	2,584	160,570
Chipotle Mexican Grill, Inc.*	152	90,062
Coach, Inc.	1,340	45,815
Comcast Corp. Cl A	12,710	682,273
D.R. Horton, Inc.	1,399	34,387
Darden Restaurants, Inc.	645	29,844
Delphi Automotive PLC	1,351	92,868
DIRECTV*	2,291	194,758
Discovery Communications, Inc. Cl A*	1,066	79,182
Disney (Walt) Co.	7,874	675,117
Dollar General Corp.*	1,483	85,065
Dollar Tree, Inc.*	1,011	55,059
Expedia, Inc.	501	39,459
Family Dollar Stores, Inc.	467	30,887
Ford Motor Co.	19,331	333,266
Fossil Group, Inc.*	233	24,353
GameStop Corp. Cl A	560	22,663
Gannett Co., Inc.	1,109	34,723
Gap, Inc.	1,271	52,835
Garmin Ltd.	600	36,540
General Motors Co.	6,429	233,373
Genuine Parts Co.	751	65,938
Goodyear Tire & Rubber Co.	1,349	37,475
Graham Hldgs. Co. Cl B	22	15,798
H&R Block, Inc.	1,341	44,950
Harley-Davidson, Inc.	1,068	74,600
Harman Int’l. Industries, Inc.	333	35,774
Hasbro, Inc.	565	29,973
Home Depot, Inc.	6,688	541,460
Interpublic Group of Cos., Inc.	2,071	40,405
Johnson Controls, Inc.	3,247	162,123
Kohl’s Corp.	953	50,204
L Brands, Inc.	1,199	70,333
Leggett & Platt, Inc.	678	23,242
Lennar Corp. Cl A	859	36,061
Lowe’s Cos., Inc.	4,876	233,999
Macy’s, Inc.	1,762	102,231
Marriott International, Inc. Cl A	1,073	68,779
Mattel, Inc.	1,659	64,651
McDonald’s Corp.	4,832	486,776
Michael Kors Hldgs. Ltd.*	879	77,923
Mohawk Industries, Inc.*	299	41,364
Netflix, Inc.*	293	129,096
Newell Rubbermaid, Inc.	1,353	41,929

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

News Corp. Cl A*	2,434	43,666
NIKE, Inc. Cl B	3,606	279,645
Nordstrom, Inc.	687	46,668
O’Reilly Automotive, Inc.*	519	78,161
Omnicom Group, Inc.	1,263	89,951
PetSmart, Inc.	485	29,003
Priceline Group Inc.*	256	307,968
Pulte Homes, Inc.	1,666	33,587
PVH Corp.	402	46,873
Ralph Lauren Corp.	286	45,957
Ross Stores, Inc.	1,038	68,643
Scripps Networks Interactive, Inc. Cl A	524	42,517
Staples, Inc.	3,161	34,265
Starbucks Corp.	3,680	284,758
Starwood Hotels & Resorts	939	75,890
Target Corp.	3,097	179,471
Tiffany & Co.	543	54,436
Time Warner Cable, Inc.	1,362	200,623
Time Warner, Inc.	4,312	302,918
TJX Cos., Inc.	3,424	181,986
Tractor Supply Co.	677	40,891
TripAdvisor, Inc.*	544	59,111
Twenty-First Century Fox, Inc. Cl A	9,360	329,004
Under Armour, Inc. Cl A*	792	47,116
Urban Outfitters, Inc.*	498	16,862
V.F. Corp.	1,683	106,029
Viacom, Inc. Cl B	1,912	165,828
Whirlpool Corp.	380	52,904
Wyndham Worldwide Corp.	622	47,098
Wynn Resorts Ltd.	396	82,194
Yum! Brands, Inc.	2,158	175,230

		10,081,768

CONSUMER STAPLES (8.9%)
Altria Group, Inc.	9,711	407,279
Archer-Daniels-Midland Co.	3,200	141,152
Avon Products, Inc.	2,124	31,032
Brown-Forman Corp. Cl B	792	74,583
Campbell Soup Co.	875	40,084
Clorox Co.	629	57,491
Coca-Cola Co.	18,478	782,728
Coca-Cola Enterprises, Inc.	1,143	54,613
Colgate-Palmolive Co.	4,251	289,833
ConAgra Foods, Inc.	2,059	61,111
Constellation Brands, Inc. Cl A*	825	72,707
Costco Wholesale Corp.	2,143	246,788
CVS Caremark Corp.	5,716	430,815
Dr. Pepper Snapple Group, Inc.	960	56,237
Estee Lauder Cos., Inc. Cl A	1,235	91,711
General Mills, Inc.	3,004	157,830
Hershey Co.	729	70,983
Hormel Foods Corp.	658	32,472
J.M. Smucker Co.	507	54,031
Kellogg Co.	1,246	81,862
Keurig Green Mountain, Inc.	621	77,383
Kimberly-Clark Corp.	1,842	204,867
Kraft Foods Group, Inc.	2,910	174,454
Kroger Co.	2,491	123,130
Lorillard, Inc.	1,772	108,039

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

McCormick & Co., Inc.	638	45,674
Mead Johnson Nutrition Co.	988	92,052
Molson Coors Brewing Co. Cl B	777	57,622
Mondelez International, Inc. Cl A	8,269	310,997
Monster Beverage Corp.*	662	47,022
PepsiCo, Inc.	7,411	662,099
Philip Morris Int’l., Inc.	7,689	648,260
Proctor & Gamble Co.	13,229	1,039,667
Reynolds American, Inc.	1,521	91,792
Safeway, Inc.	1,126	38,667
Sysco Corp.	2,858	107,032
Tyson Foods, Inc. Cl A	1,346	50,529
Wal-Mart Stores, Inc.	7,880	591,552
Walgreen Co.	4,292	318,166
Whole Foods Market, Inc.	1,797	69,418

		8,093,764

ENERGY (10.1%)
Anadarko Petroleum Corp.	2,469	270,281
Apache Corp.	1,886	189,769
Baker Hughes, Inc.	2,131	158,653
Cabot Oil & Gas Corp.	2,040	69,646
Cameron International Corp.*	998	67,575
Chesapeake Energy Corp.	2,475	76,923
Chevron Corp.	9,306	1,214,898
Cimarex Energy Co.	425	60,971
ConocoPhillips	6,002	514,551
CONSOL Energy, Inc.	1,124	51,783
Denbury Resources, Inc.	1,719	31,733
Devon Energy Corp.	1,874	148,796
Diamond Offshore Drilling, Inc.	335	16,626
Ensco PLC Cl A	1,143	63,517
EOG Resources, Inc.	2,672	312,250
EQT Corp.	742	79,320
Exxon Mobil Corp.	20,994	2,113,676
FMC Technologies, Inc.*	1,150	70,231
Halliburton Co.	4,129	293,200
Helmerich & Payne, Inc.	529	61,422
Hess Corp.	1,290	127,568
Kinder Morgan, Inc.	3,266	118,425
Marathon Oil Corp.	3,305	131,936
Marathon Petroleum Corp.	1,411	110,157
Murphy Oil Corp.	825	54,846
Nabors Industries Ltd.	1,280	37,594
National Oilwell Varco, Inc.	2,097	172,688
Newfield Exploration Co.*	667	29,481
Noble Corp. PLC	1,243	41,715
Noble Energy, Inc.	1,756	136,020
Occidental Petroleum Corp.	3,841	394,202
ONEOK, Inc.	1,016	69,169
Peabody Energy Corp.	1,326	21,680
Phillips 66	2,766	222,469
Pioneer Natural Resources Co.	699	160,637
QEP Resources, Inc.	880	30,360
Range Resources Corp.	825	71,734
Rowan Companies PLC Cl A	608	19,413
Schlumberger Ltd.	6,366	750,870
Seventy Seven Energy, Inc.*	1	19
Southwestern Energy Co.*	1,726	78,516

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

Spectra Energy Corp.	3,279	139,292
Tesoro Corp.	632	37,079
Transocean Ltd.	1,663	74,885
Valero Energy Corp.	2,609	130,711
Williams Cos., Inc.	3,611	210,196

		9,237,483

FINANCIALS (15.1%)
ACE Ltd.	1,651	171,209
Affiliated Managers Group, Inc.*	305	62,647
Aflac, Inc.	2,220	138,195
Allstate Corp.	2,122	124,604
American Express Co.	4,451	422,266
American Int’l. Group, Inc.	7,072	385,990
American Tower Corp.	1,935	174,111
Ameriprise Financial, Inc.	928	111,360
Aon PLC	1,449	130,540
Apartment Investment & Management Co. Cl A	714	23,041
Assurant, Inc.	350	22,943
AvalonBay Communities, Inc.	596	84,745
Bank of America Corp.	51,409	790,156
Bank of New York Mellon Corp.	5,575	208,951
BB&T Corp.	3,513	138,518
Berkshire Hathaway, Inc. Cl B*	8,802	1,113,981
BlackRock, Inc.	612	195,595
Boston Properties, Inc.	748	88,399
Capital One Financial Corp.	2,794	230,784
CBRE Group, Inc.*	1,363	43,671
Charles Schwab Corp.	5,725	154,174
Chubb Corp.	1,195	110,143
Cincinnati Financial Corp.	719	34,541
Citigroup, Inc.	14,851	699,482
CME Group, Inc.	1,543	109,476
Comerica, Inc.	888	44,542
Crown Castle International Corp.	1,632	121,192
Discover Financial Svcs.	2,279	141,252
E*Trade Financial Corp.*	1,410	29,977
Equity Residential	1,642	103,446
Essex Property Trust, Inc.	306	56,582
Fifth Third Bancorp	4,158	88,773
Franklin Resources, Inc.	1,964	113,598
General Growth Pptys., Inc.	2,549	60,054
Genworth Financial, Inc. Cl A*	2,426	42,212
Goldman Sachs Group, Inc.	2,033	340,406
Hartford Financial Svcs. Group, Inc.	2,198	78,710
HCP, Inc.	2,240	92,691
Health Care REIT, Inc.	1,493	93,566
Host Hotels & Resorts, Inc.	3,700	81,437
Hudson City Bancorp, Inc.	2,326	22,865
Huntington Bancshares, Inc.	4,047	38,608
Intercontinental Exchange Inc	563	106,351
Invesco Ltd.	2,115	79,841
JPMorgan Chase & Co.	18,502	1,066,085
KeyCorp	4,318	61,877
Kimco Realty Corp.	2,007	46,121
Legg Mason, Inc.	502	25,758
Leucadia National Corp.	1,550	40,641
Lincoln National Corp.	1,289	66,306
Loews Corp.	1,493	65,707

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

M&T Bank Corp.	643	79,764
Marsh & McLennan Cos., Inc.	2,687	139,240
McGraw-Hill Financial, Inc.	1,331	110,513
MetLife, Inc.	5,502	305,691
Moody’s Corp.	919	80,560
Morgan Stanley	6,842	221,202
Nasdaq OMX Group, Inc.	576	22,245
Navient Corp.	2,067	36,607
Northern Trust Corp.	1,087	69,796
People’s United Financial, Inc.	1,516	22,998
Plum Creek Timber Co., Inc.	866	39,057
PNC Financial Svcs. Grp., Inc.	2,611	232,510
Principal Financial Grp., Inc.	1,338	67,542
Progressive Corp.	2,663	67,534
ProLogis, Inc.	2,443	100,383
Prudential Financial, Inc.	2,259	200,531
Public Storage	709	121,487
Regions Financial Corp.	6,742	71,600
Simon Property Group, Inc.	1,519	252,579
State Street Corp.	2,106	141,650
SunTrust Banks, Inc.	2,605	104,356
T. Rowe Price Group, Inc.	1,284	108,382
The Macerich Co.	688	45,924
Torchmark Corp.	429	35,144
Travelers Cos., Inc.	1,699	159,825
U.S. Bancorp	8,874	384,422
Unum Group	1,258	43,728
Ventas, Inc.	1,439	92,240
Vornado Realty Trust	852	90,934
Wells Fargo & Co.	23,431	1,231,533
Weyerhaeuser Co.	2,861	94,670
XL Group PLC	1,327	43,433
Zions Bancorporation	904	26,641

		13,722,841

HEALTH CARE (12.5%)
Abbott Laboratories	7,343	300,329
AbbVie, Inc.	7,772	438,652
Actavis PLC*	853	190,262
Aetna, Inc.	1,747	141,647
Agilent Technologies, Inc.	1,629	93,570
Alexion Pharmaceuticals, Inc.*	967	151,094
Allergan, Inc.	1,455	246,215
AmerisourceBergen Corp.	1,104	80,217
Amgen, Inc.	3,701	438,087
Bard (C.R.), Inc.	373	53,343
Baxter International, Inc.	2,653	191,812
Becton, Dickinson & Co.	945	111,794
Biogen Idec, Inc.*	1,160	365,760
Boston Scientific Corp.*	6,466	82,571
Bristol-Myers Squibb Co.	8,101	392,980
Cardinal Health, Inc.	1,663	114,015
CareFusion Corp.*	1,013	44,927
Celgene Corp.*	3,916	336,306
Cerner Corp.*	1,444	74,482
CIGNA Corp.	1,313	120,757
Covidien PLC	2,204	198,757
DaVita HealthCare Partners, Inc.*	869	62,846
DENTSPLY International, Inc.	693	32,814

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

Edwards Lifesciences Corp.*	516	44,293
Express Scripts Hldg. Co.*	3,779	261,998
Forest Laboratories, Inc.*	1,173	116,127
Gilead Sciences, Inc.*	7,508	622,488
Hospira, Inc.*	817	41,969
Humana, Inc.	757	96,684
Intuitive Surgical, Inc.*	188	77,418
Johnson & Johnson	13,831	1,446,999
Laboratory Corp. of America Hldgs.*	415	42,496
Lilly (Eli) & Co.	4,816	299,411
McKesson Corp.	1,127	209,859
Medtronic, Inc.	4,884	311,404
Merck & Co., Inc.	14,287	826,503
Mylan, Inc.*	1,827	94,200
Patterson Cos., Inc.	401	15,844
PerkinElmer, Inc.	554	25,949
Perrigo Co. PLC	654	95,327
Pfizer, Inc.	31,183	925,511
Quest Diagnostics, Inc.	706	41,435
Regeneron Pharmaceuticals, Inc.*	390	110,163
St. Jude Medical, Inc.	1,389	96,188
Stryker Corp.	1,446	121,927
Tenet Healthcare Corp.*	477	22,390
Thermo Fisher Scientific, Inc.	1,950	230,100
UnitedHealth Group, Inc.	4,790	391,583
Varian Medical Systems, Inc.*	508	42,235
Vertex Pharmaceuticals, Inc.*	1,155	109,355
Waters Corp.*	415	43,343
WellPoint, Inc.	1,367	147,103
Zimmer Hldgs., Inc.	820	85,165
Zoetis, Inc.	2,449	79,029

		11,337,733

INDUSTRIALS (9.8%)
3M Co.	3,039	435,306
Allegion PLC	439	24,883
AMETEK, Inc.	1,199	62,684
Boeing Co.	3,280	417,314
Caterpillar, Inc.	3,052	331,661
Cintas Corp.	494	31,389
CSX Corp.	4,910	151,277
Cummins, Inc.	836	128,986
Danaher Corp.	2,941	231,545
Deere & Co.	1,778	160,998
Delta Air Lines, Inc.	4,145	160,494
Dover Corp.	814	74,033
Dun & Bradstreet Corp.	181	19,946
Eaton Corp. PLC	2,330	179,829
Emerson Electric Co.	3,431	227,681
Equifax, Inc.	597	43,306
Expeditors Int’l. of Wash.	965	42,614
Fastenal Co.	1,335	66,069
FedEx Corp.	1,358	205,574
Flowserve Corp.	671	49,889
Fluor Corp.	778	59,828
General Dynamics Corp.	1,592	185,548
General Electric Co.	49,021	1,288,272
Grainger (W.W.), Inc.	298	75,772
Honeywell International, Inc.	3,828	355,813

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

Illinois Tool Works, Inc.	1,856	162,511
Ingersoll-Rand PLC	1,227	76,700
Iron Mountain, Inc.	835	29,601
Jacobs Engineering Group, Inc.*	647	34,472
Joy Global, Inc.	488	30,051
Kansas City Southern	539	57,948
L-3 Communications Hldgs., Inc.	422	50,957
Lockheed Martin Corp.	1,303	209,431
Masco Corp.	1,743	38,695
Nielsen N.V.	1,482	71,744
Norfolk Southern Corp.	1,514	155,987
Northrop Grumman Corp.	1,047	125,253
PACCAR, Inc.	1,734	108,947
Pall Corp.	536	45,769
Parker Hannifin Corp.	728	91,531
Pentair PLC	952	68,658
Pitney Bowes, Inc.	991	27,371
Precision Castparts Corp.	708	178,699
Quanta Services, Inc.*	1,065	36,828
Raytheon Co.	1,529	141,050
Republic Services, Inc.	1,307	49,627
Robert Half Int’l., Inc.	672	32,081
Robinson (C.H.) Worldwide, Inc.	726	46,312
Rockwell Automation, Inc.	677	84,733
Rockwell Collins, Inc.	662	51,729
Roper Industries, Inc.	488	71,253
Ryder System, Inc.	260	22,903
Snap-on, Inc.	285	33,778
Southwest Airlines Co.	3,382	90,841
Stanley Black & Decker, Inc.	763	67,007
Stericycle, Inc.*	414	49,026
Textron, Inc.	1,365	52,266
The ADT Corp.	852	29,769
Tyco International Ltd.	2,255	102,828
Union Pacific Corp.	4,428	441,693
United Parcel Service, Inc. Cl B	3,446	353,766
United Technologies Corp.	4,123	476,000
Waste Management, Inc.	2,115	94,604
Xylem, Inc.	898	35,094

		8,938,224

INFORMATION TECHNOLOGY (17.6%)
Accenture Ltd. Cl A	3,095	250,200
Adobe Systems, Inc.*	2,263	163,751
Akamai Technologies, Inc.*	870	53,122
Alliance Data Systems Corp.*	265	74,531
Altera Corp.	1,531	53,218
Amphenol Corp. Cl A	768	73,989
Analog Devices, Inc.	1,536	83,052
Apple, Inc.	29,476	2,739,200
Applied Materials, Inc.	5,952	134,218
Autodesk, Inc.*	1,114	62,807
Automatic Data Processing, Inc.	2,357	186,863
Avago Technologies Ltd.	1,231	88,718
Broadcom Corp. Cl A	2,717	100,855
CA, Inc.	1,559	44,806
Cisco Systems, Inc.	25,043	622,319
Citrix Systems, Inc.*	801	50,103
Cognizant Technology Solutions*	2,975	145,507

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

Computer Sciences Corp.	708	44,746
Corning, Inc.	6,397	140,414
eBay, Inc.*	5,576	279,135
Electronic Arts, Inc.*	1,538	55,168
EMC Corp.	10,009	263,637
F5 Networks, Inc.*	370	41,233
Facebook, Inc. Cl A*	8,406	565,640
Fidelity Nat’l. Information Svcs., Inc.	1,407	77,019
First Solar, Inc.*	348	24,729
Fiserv, Inc.*	1,218	73,470
FLIR Systems, Inc.	692	24,033
Google, Inc. Cl A*	1,385	809,768
Google, Inc. Cl C*	1,385	796,763
Harris Corp.	521	39,466
Hewlett-Packard Co.	9,149	308,138
Int’l. Business Machines Corp.	4,651	843,087
Intel Corp.	24,335	751,952
Intuit, Inc.	1,388	111,776
Jabil Circuit, Inc.	904	18,894
Juniper Networks, Inc.*	2,316	56,835
KLA-Tencor Corp.	811	58,911
Lam Research Corp.	793	53,591
Linear Technology Corp.	1,156	54,413
MasterCard, Inc. Cl A	4,912	360,885
Microchip Technology, Inc.	979	47,785
Micron Technology, Inc.*	5,233	172,427
Microsoft Corp.	36,747	1,532,350
Motorola Solutions, Inc.	1,106	73,626
NetApp, Inc.	1,620	59,162
NVIDIA Corp.	2,728	50,577
Oracle Corp.	16,784	680,256
Paychex, Inc.	1,583	65,789
QUALCOMM, Inc.	8,252	653,558
Red Hat, Inc.*	926	51,180
Salesforce.com, inc.*	2,762	160,417
SanDisk Corp.	1,106	115,500
Seagate Technology PLC	1,596	90,685
Symantec Corp.	3,381	77,425
TE Connectivity Ltd.	1,998	123,556
Teradata Corp.*	771	30,994
Texas Instruments, Inc.	5,277	252,188
Total System Services, Inc.	812	25,505
VeriSign, Inc.*	604	29,481
Visa, Inc. Cl A	2,458	517,925
Western Digital Corp.	1,023	94,423
Western Union Co.	2,635	45,691
Xerox Corp.	5,340	66,430
Xilinx, Inc.	1,314	62,165
Yahoo!, Inc.*	4,577	160,790

		16,020,847

MATERIALS (3.3%)
Air Products & Chemicals, Inc.	1,038	133,508
Airgas, Inc.	327	35,614
Alcoa, Inc.	5,731	85,335
Allegheny Technologies, Inc.	531	23,948
Avery Dennison Corp.	465	23,831
Ball Corp.	682	42,748
Bemis Co., Inc.	493	20,045

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

CF Industries Hldgs., Inc.	255	61,335
Dow Chemical Co.	5,886	302,894
Du Pont (E.I.) de Nemours & Co.	4,490	293,826
Eastman Chemical Co.	734	64,115
Ecolab, Inc.	1,321	147,080
FMC Corp.	651	46,345
Freeport-McMoRan Copper & Gold, Inc.	5,078	185,347
Int’l. Flavors & Fragrances, Inc.	397	41,399
International Paper Co.	2,118	106,895
LyondellBasell Inds. N.V. Cl A	2,036	198,815
MeadWestvaco Corp.	821	36,337
Monsanto Co.	2,563	319,709
Newmont Mining Corp.	2,437	61,997
Nucor Corp.	1,557	76,682
Owens-Illinois, Inc.*	807	27,954
PPG Industries, Inc.	676	142,061
Praxair, Inc.	1,432	190,227
Sealed Air Corp.	950	32,462
Sherwin-Williams Co.	414	85,661
Sigma-Aldrich Corp.	581	58,960
The Mosaic Co.	1,581	78,180
United States Steel Corp.	707	18,410
Vulcan Materials Co.	639	40,736

		2,982,456

TELECOMMUNICATION SERVICES (2.3%)
AT&T, Inc.	25,364	896,871
CenturyLink, Inc.	2,800	101,360
Frontier Communications Corp.	4,900	28,616
Verizon Communications, Inc.	20,244	990,539
Windstream Hldgs., Inc.	2,946	29,342

		2,046,728

UTILITIES (3.0%)
AES Corp.	3,227	50,180
AGL Resources, Inc.	583	32,082
Ameren Corp.	1,186	48,484
American Electric Power Co., Inc.	2,386	133,067
CenterPoint Energy, Inc.	2,101	53,660
CMS Energy Corp.	1,317	41,025
Consolidated Edison, Inc.	1,432	82,684
Dominion Resources, Inc.	2,843	203,331
DTE Energy Co.	865	67,358
Duke Energy Corp.	3,457	256,475
Edison International	1,593	92,569
Entergy Corp.	877	71,993
Exelon Corp.	4,198	153,143
FirstEnergy Corp.	2,052	71,245
Integrys Energy Group, Inc.	391	27,812
NextEra Energy, Inc.	2,132	218,487
NiSource, Inc.	1,539	60,544
Northeast Utilities	1,545	73,032
NRG Energy, Inc.	1,649	61,343
Pepco Hldgs., Inc.	1,227	33,718
PG&E Corp.	2,272	109,101
Pinnacle West Capital Corp.	540	31,234
PPL Corp.	3,088	109,717
Public Svc. Enterprise Group, Inc.	2,473	100,874
SCANA Corp.	692	37,237
Sempra Energy	1,115	116,752

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

Southern Co.	4,355	197,630
TECO Energy, Inc.	1,001	18,498
Wisconsin Energy Corp.	1,102	51,706
Xcel Energy, Inc.	2,454	79,092

		2,684,073

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $53,639,512) 93.7%		85,145,917

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill (1)	A-1+	0.04	09/11/14	500,000	499,963

COMMERCIAL PAPER (5.4%)
General Electric Capital Corp.	A-1+	0.08	07/29/14	500,000	499,969
Precision Castparts Corp.†	A-1	0.06	07/01/14	2,200,000	2,200,000
San Diego Gas & Electric Co.†	A-1	0.11	07/01/14	2,200,000	2,200,000

					4,899,969

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,399,932) 6.0%					5,399,932

TEMPORARY CASH INVESTMENTS (2) (Cost: $249,000) 0.3%					249,000

TOTAL INVESTMENTS (Cost: $59,288,444) 100.0%					90,794,849

OTHER NET ASSETS 0.0% (5)					31,773

NET ASSETS 100.0%					$90,826,622

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.7%)
Aaron’s, Inc.	2,239	79,798
Abercrombie & Fitch Co. Cl A	2,254	97,486
Advance Auto Parts, Inc.	2,262	305,189
AMC Networks, Inc. Cl A*	1,833	112,711
American Eagle Outfitters, Inc.	5,304	59,511
ANN, Inc.*	1,452	59,735
Apollo Education Group, Inc.*	3,074	96,063
Ascena Retail Group, Inc.*	4,009	68,554
Bally Technologies, Inc.*	1,217	79,981
Big Lots, Inc.	1,720	78,604
Brinker International, Inc.	2,014	97,981
Brunswick Corp.	2,874	121,082
Cabela’s, Inc.*	1,453	90,667
Carter’s, Inc.	1,665	114,768
Cheesecake Factory, Inc.	1,425	66,149
Chico’s FAS, Inc.	4,751	80,577
Cinemark Hldgs., Inc.	3,228	114,142
CST Brands, Inc.	2,345	80,903
Deckers Outdoor Corp.*	1,073	92,632
Devry Education Group Inc.	1,772	75,026
Dick’s Sporting Goods, Inc.	3,080	143,405
Domino’s Pizza, Inc.	1,724	126,007
DreamWorks Animation SKG Cl A*	2,230	51,870
Foot Locker, Inc.	4,519	229,204
Gentex Corp.	4,522	131,545
Guess?, Inc.	1,850	49,950
Hanesbrands, Inc.	3,086	303,786
HSN, Inc.	1,039	61,550
International Game Technology	7,657	121,823
International Speedway Corp. Cl A	865	28,787
Jarden Corp.*	3,719	220,723
Kate Spade & Co.*	3,922	149,585
KB Home	2,789	52,099
Lamar Advertising Co. Cl A	2,035	107,855
Life Time Fitness, Inc.*	1,166	56,831
Live Nation Entertainment, Inc.*	4,412	108,932
LKQ Corp.*	9,356	249,712
MDC Hldgs., Inc.	1,211	36,681
Meredith Corp.	1,147	55,469
Murphy USA, Inc.*	1,377	67,322
New York Times Co. Cl A	3,913	59,517
NVR, Inc.*	127	146,126
Office Depot, Inc.*	15,084	85,828
Panera Bread Co. Cl A*	809	121,212
Penney (J.C.) Co., Inc.*	9,448	85,504
Polaris Industries, Inc.	2,043	266,080
Rent-A-Center, Inc.	1,636	46,920
Service Corp. International	6,619	137,146
Signet Jewelers Ltd.	2,486	274,927
Sotheby’s	2,136	89,691
Tempur Sealy Int’l., Inc.*	1,885	112,535
The Wendy’s Co.	8,187	69,835
Thor Industries, Inc.	1,387	78,879

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

Time, Inc.*	3,459	83,777
Toll Brothers, Inc.*	4,960	183,024
Tupperware Brands Corp.	1,564	130,907
Wiley (John) & Sons, Inc. Cl A	1,452	87,977
Williams-Sonoma, Inc.	2,714	194,811

		6,579,391

CONSUMER STAPLES (3.4%)
Church & Dwight Co., Inc.	4,213	294,699
Dean Foods Co.	2,898	50,976
Energizer Hldgs., Inc.	1,911	233,199
Flowers Foods, Inc.	5,448	114,844
Hain Celestial Group, Inc.*	1,554	137,902
Hillshire Brands Co.	3,803	236,927
Ingredion, Inc.	2,312	173,492
Lancaster Colony Corp.	602	57,286
Post Hldgs., Inc.*	1,362	69,339
SUPERVALU, Inc.*	6,130	50,389
Tootsie Roll Industries, Inc.	640	18,842
United Natural Foods, Inc.*	1,539	100,189
Universal Corp.	720	39,852
WhiteWave Foods Co. Cl A*	5,389	174,442

		1,752,378

ENERGY (5.1%)
Atwood Oceanics, Inc.*	1,793	94,097
Bill Barrett Corp.*	1,540	41,241
CARBO Ceramics, Inc.	615	94,784
Dresser-Rand Group, Inc.*	2,370	151,040
Dril-Quip, Inc.*	1,262	137,861
Energen Corp.	2,257	200,602
Gulfport Energy Corp.*	2,648	166,294
Helix Energy Solutions Group*	3,042	80,035
HollyFrontier Corp.	6,159	269,087
Oceaneering Int’l., Inc.	3,347	261,501
Oil States International, Inc.*	1,644	105,364
Patterson-UTI Energy, Inc.	4,478	156,461
Rosetta Resources, Inc.*	1,905	104,489
SM Energy Co.	2,079	174,844
Superior Energy Services, Inc.	4,854	175,424
Tidewater, Inc.	1,535	86,190
Unit Corp.*	1,367	94,091
World Fuel Services Corp.	2,232	109,881
WPX Energy, Inc.*	6,266	149,820

		2,653,106

FINANCIALS (21.6%)
Alexander & Baldwin, Inc.	1,330	55,129
Alexandria Real Estate Equities, Inc.	2,221	172,438
Alleghany Corp.*	511	223,879
American Campus Communities, Inc.	3,251	124,318
American Financial Group, Inc.	2,220	132,223
Aspen Insurance Hldgs. Ltd.	2,028	92,112
Associated Banc-Corp.	4,942	89,351
Astoria Financial Corp.	2,619	35,226
BancorpSouth, Inc.	2,619	64,349
Bank of Hawaii Corp.	1,377	80,816
Berkley (W.R.) Corp.	3,206	148,470
BioMed Realty Trust, Inc.	5,968	130,281
Brown & Brown, Inc.	3,684	113,136
Camden Property Trust	2,653	188,761

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

Cathay General Bancorp	2,295	58,660
CBOE Holdings, Inc.	2,666	131,194
City National Corp.	1,482	112,276
Commerce Bancshares, Inc.	2,507	116,576
Corporate Office Pptys. Trust	2,716	75,532
Corrections Corp. of America	3,608	118,523
Cullen/Frost Bankers, Inc.	1,642	130,408
Duke Realty Corp.	10,214	185,486
East West Bancorp, Inc.	4,444	155,496
Eaton Vance Corp.	3,742	141,410
Equity One, Inc.	1,963	46,307
Everest Re Group Ltd.	1,429	229,340
Extra Space Storage, Inc.	3,415	181,849
Federal Realty Investment Trust	2,086	252,239
Federated Investors, Inc. Cl B	2,932	90,657
First American Financial Corp.	3,312	92,040
First Horizon National Corp.	7,333	86,969
First Niagara Financial Group, Inc.	10,972	95,895
FirstMerit Corp.	5,125	101,219
Fulton Financial Corp.	5,857	72,568
Gallagher (Arthur J.) & Co.	4,870	226,942
Hancock Hldg. Co.	2,550	90,066
Hanover Insurance Group, Inc.	1,365	86,200
HCC Insurance Hldgs., Inc.	3,097	151,567
Highwoods Properties, Inc.	2,793	117,166
Home Properties, Inc.	1,771	113,273
Hospitality Properties Trust	4,641	141,086
International Bancshares Corp.	1,764	47,628
iShares Core S&P Mid-Cap ETF	906	129,630
Janus Capital Group, Inc.	4,654	58,082
Jones Lang LaSalle, Inc.	1,382	174,671
Kemper Corp.	1,578	58,165
Kilroy Realty Corp.	2,549	158,752
LaSalle Hotel Propertie	3,421	120,727
Liberty Property Trust	4,578	173,644
Mack-Cali Realty Corp.	2,749	59,049
Mercury General Corp.	1,124	52,873
Mid-America Apt. Communities, Inc.	2,326	169,914
MSCI, Inc. Cl A*	3,617	165,839
National Retail Pptys., Inc.	3,819	142,029
New York Community Bancorp, Inc.	13,721	219,262
Old Republic Int’l. Corp.	7,510	124,215
Omega Healthcare Investors, Inc.	3,906	143,975
PacWest Bancorp	2,970	128,215
Potlatch Corp.	1,258	52,081
Primerica, Inc.	1,687	80,723
Prosperity Bancshares, Inc.	1,858	116,311
Protective Life Corp.	2,445	169,512
Raymond James Financial, Inc.	3,848	195,209
Rayonier, Inc.	3,921	139,392
Realty Income Corp.	6,864	304,899
Regency Centers Corp.	2,863	159,412
Reinsurance Grp. of America, Inc.	2,141	168,925
RenaissanceRe Hldgs. Ltd.	1,257	134,499
SEI Investments Co.	4,405	144,352
Senior Housing Pptys. Trust	6,315	153,391
Signature Bank*	1,550	195,579
SL Green Realty Corp	2,959	323,744

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

SLM Corp.	13,105	108,903
StanCorp Financial Group, Inc.	1,355	86,720
SVB Financial Group*	1,544	180,061
Synovus Financial Corp.	4,308	105,029
Taubman Centers, Inc.	1,961	148,663
TCF Financial Corp.	5,165	84,551
Trustmark Corp.	2,090	51,602
UDR, Inc.	7,794	223,142
Umpqua Hldgs. Corp.	5,312	95,191
Valley National Bancorp	6,214	61,581
Waddell & Reed Financial, Inc. Cl A	2,642	165,363
Washington Federal, Inc.	3,140	70,430
Washington Prime Group, Inc.*	4,815	90,233
Webster Financial Corp.	2,799	88,280
Weingarten Realty Investors	3,484	114,415
Westamerica Bancorporation	815	42,608

		11,232,904

HEALTH CARE (9.3%)
Align Technology, Inc.*	2,226	124,745
Allscripts Healthcare Solutions, Inc.*	4,951	79,464
Bio-Rad Laboratories, Inc. Cl A*	626	74,938
Charles River Laboratories Int’l., Inc.*	1,499	80,226
Community Health Systems, Inc.*	3,572	162,062
Cooper Companies, Inc.	1,485	201,262
Covance, Inc.*	1,780	152,332
Cubist Pharmaceuticals, Inc.*	2,334	162,960
Endo International PLC*	4,342	304,027
Health Net, Inc.*	2,487	103,310
Hill-Rom Hldgs., Inc.	1,773	73,597
HMS Hldgs. Corp.*	2,718	55,474
Hologic, Inc.*	8,566	217,148
IDEXX Laboratories, Inc.*	1,590	212,376
LifePoint Hospitals, Inc.*	1,379	85,636
Mallinckrodt PLC*	1,812	144,996
MEDNAX, Inc.*	3,080	179,102
Mettler-Toledo Int’l., Inc.*	905	229,128
Omnicare, Inc.	3,069	204,303
Owens & Minor, Inc.	1,955	66,431
ResMed, Inc.	4,350	220,241
Salix Pharmaceuticals Ltd.*	1,965	242,383
Schein (Henry), Inc.*	2,646	314,001
Sirona Dental Systems, Inc.*	1,715	141,419
STERIS Corp.	1,832	97,975
Techne Corp.	1,032	95,532
Teleflex, Inc.	1,283	135,485
Thoratec Corp.*	1,764	61,493
United Therapeutics Corp.*	1,367	120,966
Universal Health Svcs., Inc. Cl B	2,786	266,787
VCA Inc.*	2,738	96,076
WellCare Health Plans, Inc.*	1,360	101,538

		4,807,413

INDUSTRIALS (16.5%)
Acuity Brands, Inc.	1,340	185,255
AECOM Technology Corp.*	3,077	99,079
AGCO Corp.	2,707	152,188
Alaska Air Group, Inc.	2,130	202,457
Alliant TechSystems, Inc.	988	132,313
B/E Aerospace, Inc.*	3,066	283,574

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

Carlisle Cos., Inc.	1,986	172,027
Civeo Corp.*	3,289	82,324
CLARCOR, Inc.	1,563	96,672
Clean Harbors, Inc.*	1,715	110,189
Con-way, Inc.	1,768	89,125
Copart, Inc.*	3,477	125,033
Corporate Executive Board Co.	1,048	71,495
Crane Co.	1,532	113,920
Deluxe Corp.	1,551	90,858
Donaldson Co., Inc.	4,076	172,496
Donnelley (R.R.) & Sons Co.	6,188	104,948
Esterline Technologies Corp.*	990	113,969
Exelis, Inc.	5,875	99,758
Fortune Brands Home & Security, Inc.	5,148	205,560
FTI Consulting, Inc.*	1,267	47,918
GATX Corp.	1,428	95,590
Genesee & Wyoming, Inc. Cl A*	1,581	166,005
Graco, Inc.	1,879	146,712
Granite Construction, Inc.	1,127	40,549
Harsco Corp.	2,502	66,628
HNI Corp.	1,398	54,676
Hubbell, Inc. Cl B	1,669	205,537
Hunt (J.B.) Transport Svcs., Inc.	2,835	209,166
Huntington Ingalls Industries, Inc.	1,523	144,061
IDEX Corp.	2,498	201,689
ITT Corp.	2,842	136,700
JetBlue Airways Corp*	7,083	76,851
KBR, Inc.	4,563	108,828
Kennametal, Inc.	2,435	112,692
Kirby Corp.*	1,767	206,986
Landstar System, Inc.	1,394	89,216
Lennox International, Inc.	1,402	125,577
Lincoln Electric Hldgs., Inc.	2,492	174,141
Manpowergroup, Inc.	2,468	209,410
Miller (Herman), Inc.	1,836	55,521
MSA Safety, Inc.	984	56,560
MSC Industrial Direct Co., Inc. Cl A	1,469	140,495
Nordson Corp.	1,856	148,833
NOW, Inc.*	3,325	120,398
Old Dominion Freight Line, Inc.*	2,163	137,740
Oshkosh Corp.	2,632	146,155
Regal-Beloit Corp.	1,399	109,905
Rollins, Inc.	1,991	59,730
Smith (A.O.) Corp.	2,360	117,009
SPX Corp.	1,358	146,949
Terex Corp.	3,419	140,521
Timken Co.	2,376	161,188
Towers Watson & Co. Cl A	1,983	206,688
Trinity Industries, Inc.	4,801	209,900
Triumph Group, Inc.	1,617	112,899
United Rentals, Inc.*	3,015	315,761
URS Corp.	2,138	98,027
Valmont Industries, Inc.	833	126,574
Wabtec Corp.	2,990	246,944

Waste Connections, Inc.	3,843	186,578
Watsco, Inc.	846	86,935
Werner Enterprises, Inc.	1,410	37,379
Woodward, Inc.	1,829	91,779

		8,582,640

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

INFORMATION TECHNOLOGY (16.0%)
3D Systems Corp.*	3,168	189,446
ACI Worldwide, Inc.*	1,175	65,600
Acxiom Corp.*	2,386	51,752
Adtran, Inc.	1,748	39,435
Advanced Micro Devices, Inc.*	20,079	84,131
Advent Software, Inc.	1,260	41,038
ANSYS, Inc.*	2,873	217,831
AOL, Inc.*	2,478	98,600
ARRIS Group, Inc.*	3,699	120,328
Arrow Electronics, Inc.*	3,089	186,606
Atmel Corp.*	13,049	122,269
Avnet, Inc.	4,290	190,090
Belden, Inc.	1,439	112,472
Broadridge Financial Solutions, Inc.	3,740	155,734
Cadence Design Systems, Inc.*	8,975	156,973
Ciena Corp.*	3,255	70,503
CommVault Systems, Inc.*	1,375	67,609
Compuware Corp.	6,809	68,022
Concur Technologies, Inc.*	1,482	138,330
Convergys Corp.	3,146	67,450
Conversant, Inc.*	1,953	49,606
CoreLogic, Inc.*	2,847	86,435
Cree, Inc.*	3,780	188,811
Cypress Semiconductor Corp.	4,498	49,073
Diebold, Inc.	2,003	80,461
DST Systems, Inc.	1,083	99,820
Equinix, Inc.*	1,545	324,586
FactSet Research Systems, Inc.	1,220	146,742
Fair Isaac Corp.	1,062	67,713
Fairchild Semiconductor Int’l., Inc.*	3,873	60,419
FEI Company	1,309	118,766
Fortinet, Inc.*	4,246	106,702
Gartner, Inc.*	2,796	197,174
Global Payments, Inc.	2,226	162,164
Henry (Jack) & Associates, Inc.	2,621	155,766
Informatica Corp.*	3,404	121,353
Ingram Micro, Inc. Cl A*	4,810	140,500
Integrated Device Technology, Inc.*	4,211	65,102
InterDigital, Inc.	1,253	59,893
International Rectifier Corp.*	2,209	61,631
Intersil Corp. Cl A	3,991	59,665
Itron, Inc.*	1,218	49,390
JDS Uniphase Corp.*	7,275	90,719
Knowles Corp.*	2,636	81,031
Leidos Hldgs., Inc.	1,971	75,568
Lexmark International, Inc. Cl A	1,930	92,949
Mentor Graphics Corp.	3,001	64,732
MICROS Systems, Inc.*	2,320	157,528
National Instruments Corp.	3,049	98,757
NCR Corp.*	5,205	182,643
NeuStar, Inc. Cl A*	1,867	48,579
Plantronics, Inc.	1,318	63,330
Polycom, Inc.*	4,282	53,653
PTC, Inc.*	3,677	142,668
Rackspace Hosting, Inc.*	3,611	121,546
RF Micro Devices, Inc.*	8,869	85,054

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

Riverbed Technology, Inc.*	4,977	102,676
Rovi Corp.*	2,937	70,371
Science Applications Int’l. Corp.	1,264	55,818
Semtech Corp.*	2,086	54,549
Silicon Laboratories, Inc.*	1,240	61,070
Skyworks Solutions, Inc.	5,876	275,937
SolarWinds, Inc.*	2,034	78,634
Solera Hldgs., Inc.	2,132	143,164
SunEdison, Inc.*	7,628	172,393
Synopsys, Inc.*	4,797	186,220
Tech Data Corp.*	1,185	74,086
Teradyne, Inc.	6,022	118,031
TIBCO Software, Inc.*	4,742	95,646
Trimble Navigation Ltd.*	8,087	298,815
VeriFone Systems, Inc.*	3,464	127,302
Vishay Intertechnology, Inc.	4,204	65,120
WEX, Inc.*	1,201	126,069
Zebra Technologies Corp. Cl A*	1,565	128,831

		8,289,480

MATERIALS (7.4%)
Albemarle Corp.	2,465	176,248
AptarGroup, Inc.	2,029	135,963
Ashland, Inc.	2,247	244,339
Cabot Corp.	1,859	107,803
Carpenter Technology Corp.	1,645	104,046
Cliffs Natural Resources, Inc.	4,749	71,472
Commercial Metals Co.	3,650	63,182
Compass Minerals Int’l., Inc.	1,040	99,570
Cytec Industries, Inc.	1,111	117,122
Domtar Corp.	2,013	86,257
Eagle Materials, Inc.	1,551	146,228
Greif, Inc. Cl A	946	51,614
Louisiana-Pacific Corp.*	4,375	65,713
Martin Marietta Materials, Inc.	1,434	189,360
Minerals Technologies, Inc.	1,068	70,039
NewMarket Corp.	344	134,886
Olin Corp.	2,450	65,954
Packaging Corp. of America	3,048	217,902
PolyOne Corp.	2,917	122,922
Rayonier Advanced Materials, Inc.*	1,307	50,646
Reliance Steel & Aluminum Co.	2,409	177,567
Rock-Tenn Co. Cl A	2,224	234,832
Royal Gold, Inc.	2,015	153,382
RPM International, Inc.	4,131	190,770
Scotts Miracle-Gro Co. Cl A	1,349	76,704
Sensient Technologies Corp.	1,534	85,474
Silgan Hldgs., Inc.	1,360	69,115
Sonoco Products Co.	3,164	138,995
Steel Dynamics, Inc.	6,924	124,286
Valspar Corp.	2,407	183,389
Worthington Industries, Inc.	1,613	69,424

		3,825,204

TELECOMMUNICATION SERVICES (0.5%)
Telephone & Data Systems, Inc.	3,068	80,105
tw telecom inc*	4,275	172,325

		252,430

UTILITIES (4.7%)
Alliant Energy Corp.	3,439	209,298

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

Aqua America, Inc.	5,489	143,922
Atmos Energy Corp.	3,106	165,860
Black Hills Corp.	1,384	84,964
Cleco Corp.	1,871	110,295
Great Plains Energy, Inc.	4,766	128,062
Hawaiian Electric Industries, Inc.	3,145	79,631
Idacorp, Inc.	1,560	90,215
MDU Resources Group	5,940	208,494
National Fuel Gas Co.	2,605	203,972
OGE Energy Corp.	6,173	241,241
ONE Gas, Inc.	1,612	60,853
PNM Resources, Inc.	2,470	72,445
Questar Corp.	5,430	134,664
UGI Corp.	3,568	180,184
Vectren Corp.	2,557	108,673
Westar Energy, Inc.	3,996	152,607
WGL Hldgs., Inc.	1,608	69,305

		2,444,685

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $34,195,545) 97.2%		50,419,631

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (1)	A-1+	0.03	07/10/14	200,000	199,999

COMMERCIAL PAPER (0.8%)
General Electric Capital Corp.	A-1+	0.12	09/08/14	400,000	399,908

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $599,907) 1.2%					599,907

TEMPORARY CASH INVESTMENTS (2) (Cost: $363,500) 0.7%					363,500

TOTAL INVESTMENTS (Cost: $35,158,952) 99.1%					51,383,038

OTHER NET ASSETS 0.9%					448,656

NET ASSETS 100.0%					$51,831,694

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.7%)
Bassett Furniture Industries, Inc.	12,518	164,737
Deckers Outdoor Corp.*	439	37,899
Diamond Resorts Int’l., Inc.*	11,172	259,972
Houghton Mifflin Harcourt Co.*	8,631	165,370
Rent-A-Center, Inc.	3,098	88,851
Ruby Tuesday, Inc.*	13,486	102,359
Shutterfly, Inc.*	2,166	93,268
The Men’s Wearhouse, Inc.	1,480	82,584
ValueVision Media, Inc. Cl A*	5,880	29,341
Wolverine World Wide, Inc.	4,933	128,554

		1,152,935

CONSUMER STAPLES (3.0%)
Crimson Wine Group Ltd.*	13,542	122,555
Farmer Brothers Co.*	5,654	122,183
The Pantry, Inc.*	7,809	126,506
Vector Group Ltd.	3,978	82,265

		453,509

ENERGY (7.1%)
Carrizo Oil and Gas, Inc.*	3,825	264,918
Emerald Oil, Inc.*	13,354	102,158
Endeavour International Corp.*	19,863	27,212
Energy XXI (Bermuda) Ltd.	9,082	214,608
Gulf Coast Ultra Deep Royalty Trust*	28,038	82,151
Helix Energy Solutions Group*	3,313	87,165
PBF Energy, Inc.	7,149	190,521
Stone Energy Corp.*	2,010	94,048

		1,062,781

FINANCIALS (36.7%)
Agree Realty Corp.	917	27,721
Alexander’s, Inc.	130	48,031
Ashford Hospitality Prime, Inc	1,989	34,131
Ashford Hospitality Trust, Inc.	7,792	89,920
Aspen Insurance Hldgs. Ltd.	2,406	109,281
BancFirst Corp.	1,749	108,263
Bank of Marin Bancorp	1,422	64,829
Banner Corp.	2,850	112,946
Brookline Bancorp, Inc.	10,792	101,121
Bryn Mawr Bank Corp.	3,159	91,990
Cash America Int’l., Inc.	1,341	59,581
Charter Financial Corp.	4,050	44,955
Chatham Lodging Trust	4,058	88,870
Chesapeake Lodging Trust	5,058	152,903
Columbia Banking System, Inc.	2,374	62,460
Customers Bancorp, Inc.*	3,592	71,876
Dime Community Bancshares	5,055	79,818
Eagle Bancorp, Inc.*	1,806	60,953
EastGroup Properties, Inc.	719	46,181
Ellington Financial LLC	8,754	210,096
Enterprise Financial Svcs. Corp.	3,300	59,598
Equity Lifestyle Properties, Inc.	2,006	88,585
FBR & Co.*	1,567	42,513
FelCor Lodging Trust, Inc.	17,056	179,259
First Interstate BancSytem, Inc.	4,873	132,448
Flushing Financial Corp.	3,050	62,678
Forest City Enterprises, Inc. Cl A*	8,230	163,530

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

Geo Group, Inc.*	1,962	70,102
Glacier Bancorp, Inc.	5,375	152,543
Hanmi Financial Corp.	1,903	40,115
Highwoods Properties, Inc.	3,324	139,442
Home Loan Servicing Solutions Ltd.	3,290	74,782
Investors Bancorp, Inc.	11,092	122,567
iShares Russell 2000 ETF	1,260	149,701
iShares Russell 2000 Value ETF	2,510	259,183
Janus Capital Group, Inc.	9,752	121,705
Marlin Business Svcs. Corp.	4,441	80,782
MB Financial, Inc.	4,412	119,345
Meadowbrook Insurance Group, Inc.	16,818	120,921
Northfield Bancorp, Inc.	7,902	103,595
Parkway Properties, Inc.	2,899	59,864
Pennsylvania REIT	4,763	89,640
PrivateBancorp, Inc.	4,136	120,192
ProAssurance Corp.	2,973	132,001
Prosperity Bancshares, Inc.	2,061	129,019
Select Income REIT	5,285	156,647
Selective Insurance Group, Inc.	2,710	66,991
Sovran Self Storage, Inc.	639	49,363
Stock Yards Bancorp, Inc.	4,069	121,663
SVB Financial Group*	1,803	210,266
Symetra Financial Corp.	8,396	190,925
Terreno Realty Corp.	3,181	61,489
UMB Financial Corp.	1,841	116,701
Urstadt Biddle Pptys., Inc. Cl A	2,852	59,550
ViewPoint Financial Group, Inc.	1,168	31,431

		5,545,062

HEALTH CARE (4.4%)
Computer Programs & Systems, Inc.	1,443	91,775
Ensign Group, Inc.	828	25,734
Harvard Bioscience, Inc.*	13,190	60,015
Kindred Healthcare, Inc.	2,250	51,975
QLT, Inc.*	19,969	123,408
Rigel Pharmaceuticals, Inc.*	3,690	13,395
Supernus Pharmaceuticals, Inc.*	12,754	139,656
TearLab Corp.*	9,149	44,556
Universal American Corp.	5,029	41,892
Wright Medical Group, Inc.*	2,400	75,360

		667,766

INDUSTRIALS (12.9%)
Alaska Air Group, Inc.	1,787	169,854
AZZ, Inc.	3,703	170,634
Blount International, Inc.*	10,427	147,125
Deluxe Corp.	1,694	99,235
Encore Wire Corp.	2,943	144,325
EnPro Industries, Inc.*	2,010	147,052
Miller Industries, Inc.	7,949	163,590
Mueller Industries, Inc.	10,590	311,447
Old Dominion Freight Line, Inc.*	4,095	260,770
Orbital Sciences Corp.*	5,210	153,956
Steelcase, Inc.	5,180	78,373
UTI Worldwide, Inc.	10,850	112,189

		1,958,550

INFORMATION TECHNOLOGY (9.4%)
Anixter International, Inc.	1,272	127,289
ARRIS Group, Inc.*	3,172	103,185
Blucora, Inc.*	3,390	63,969

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

CalAmp Corp.*	4,230	91,622
Coherent, Inc.*	516	34,144
Emulex Corp.*	9,544	54,401
iGATE Corp.*	1,130	41,121
Imation Corp.*	11,526	39,649
LogMeIn, Inc.*	2,266	105,641
Microsemi Corp.*	2,448	65,508
MKS Instruments, Inc.	2,254	70,415
Monolithic Power Systems, Inc.	2,330	98,676
Nanometrics, Inc.*	4,394	80,191
Nova Measuring Instruments Ltd.*	4,210	50,562
Proofpoint, Inc.*	2,286	85,634
Richardson Electronics Ltd.	18,353	192,156
SYNNEX Corp.*	1,460	106,361

		1,410,524

MATERIALS (6.4%)
Boise Cascade Co.*	2,351	67,333
Crown Hldgs., Inc.*	4,100	204,016
Horsehead Hldg. Corp.*	4,784	87,356
Kaiser Aluminum Corp.	3,145	229,176
Kraton Performance Polymers, Inc.*	4,760	106,576
LSB Industries, Inc.*	739	30,794
Schnitzer Steel Industries, Inc. Cl A	4,176	108,868
Silgan Hldgs., Inc.	2,569	130,557

		964,676

TELECOMMUNICATION SERVICES (0.7%)
Consolidated Comms. Hldgs., Inc.	2,906	64,629
IDT Corp. Cl B	2,700	47,034

		111,663

UTILITIES (6.1%)
Avista Corp.	4,959	166,226
Black Hills Corp.	1,649	101,232
Idacorp, Inc.	2,567	148,450
Northwest Natural Gas Co.	1,571	74,073
NorthWestern Corp.	1,085	56,626
PNM Resources, Inc.	4,444	130,343
Portland General Electric Co.	2,636	91,390
UNS Energy Corp.	2,423	146,373

		914,713

TOTAL COMMON STOCKS (Cost: $11,363,962) 94.4%		14,242,179

CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.2%)
Energy XXI (Bermuda) Ltd., 7.25%	89	23,011

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $8,820) 0.2%		23,011

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (3.3%)
General Electric Capital Corp.	A-1+	0.08	07/29/14	500,000	499,969

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $499,969) 3.3%					499,969

TEMPORARY CASH INVESTMENTS (3) (Cost: $450,000) 3.0%					450,000

TOTAL INVESTMENTS (Cost: $12,322,751) 100.9%					15,215,159

OTHER NET ASSETS -0.9%					(139,211)

NET ASSETS 100.0%					$15,075,948

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.3%)
Aeropostale, Inc.*	13,079	45,646
American Axle & Mfg. Hldgs., Inc.*	3,066	57,917
Bally Technologies, Inc.*	1,490	97,923
Brunswick Corp.	945	39,813
Carmike Cinemas, Inc.*	2,283	80,202
Cooper Tire & Rubber Co.	2,750	82,500
Deckers Outdoor Corp.*	2,190	189,063
Diamond Resorts Int’l., Inc.*	3,505	81,561
Dorman Products, Inc.*	971	47,890
Drew Industries, Inc.	1,702	85,117
Haverty Furniture Cos., Inc.	3,943	99,088
Houghton Mifflin Harcourt Co.*	4,210	80,664
HSN, Inc.	1,087	64,394
Popeyes Louisiana Kitchen, Inc.*	5,056	220,993
Red Robin Gourmet Burgers, Inc.*	1,565	111,428
Select Comfort Corp.*	2,816	58,179
Shutterfly, Inc.*	833	35,869
Sotheby’s	1,128	47,365
Steve Madden Ltd.*	2,883	98,887

		1,624,499

CONSUMER STAPLES (4.4%)
Boston Beer Co., Inc. Cl A*	105	23,470
Darling Ingredients Inc.*	3,476	72,648
Hain Celestial Group, Inc.*	1,041	92,378
Spectrum Brands Hldgs., Inc.	940	80,868
Susser Hldgs. Corp.*	1,417	114,380
TreeHouse Foods, Inc.*	756	60,533
Village Super Market, Inc. Cl A	2,115	49,977

		494,254

ENERGY (5.6%)
Basic Energy Services, Inc.*	2,125	62,093
Kodiak Oil & Gas Corp.*	5,975	86,936
Matador Resources Co.*	2,485	72,761
PBF Energy, Inc.	2,285	60,895
Sanchez Energy Corp.*	2,145	80,631
Synergy Resources Corp.*	4,461	59,108
Targa Resources Corp.	986	137,616
Western Refining, Inc.	1,940	72,847

		632,887

FINANCIALS (7.5%)
American Assets Trust, Inc.	1,921	66,371
Cousins Properties, Inc.	4,950	61,628
Health Insurance Innovations, Inc. Cl A*	3,634	44,771
Investors Bancorp, Inc.	5,070	56,024
iShares Micro-Cap ETF	937	71,324
iShares Russell 2000 Growth ETF	165	22,839
Primerica, Inc.	1,610	77,039
PS Business Parks, Inc.	744	62,117
Sabra Health Care REIT, Inc.	2,712	77,862
Silvercrest Asset Mgmt. Group, Inc. Cl A	3,376	58,101
Starwood Property Trust, Inc.	2,617	62,206

Stifel Financial Corp.*	1,655	78,364
Texas Capital Bancshares, Inc.*	1,314	70,890
WisdomTree Investments, Inc.*	3,454	42,691

		852,227

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

HEALTH CARE (19.8%)
Abiomed, Inc.*	3,570	89,750
Acorda Therapeutics, Inc.*	1,267	42,711
Alnylam Pharmaceuticals, Inc.*	1,044	65,949
Anika Therapeutics, Inc.*	970	44,940
BioScrip, Inc.*	8,636	72,024
BioSpecifics Technologies Corp.*	1,486	40,063
Bruker Corp.*	2,379	57,738
Cepheid, Inc.*	1,236	59,254
Cubist Pharmaceuticals, Inc.*	1,494	104,311
Cyberonics, Inc.*	1,164	72,703
DexCom, Inc.*	2,577	102,204
Emergent Biosolutions, Inc.*	4,084	91,727
Ensign Group, Inc.	1,358	42,207
Exact Sciences Corp.*	4,420	75,273
GW Pharmaceuticals PLC ADR*	530	56,864
HeartWare International, Inc.*	372	32,922
Insulet Corp.*	2,052	81,403
InterMune, Inc.*	945	41,722
Isis Pharmaceuticals, Inc.*	1,383	47,644
Karyopharm Therapeutics, Inc.*	1,010	47,016
Medicines Co.*	1,309	38,040
Medidata Solutions, Inc.*	825	35,318
MWI Veterinary Supply, Inc.*	557	79,088
Neogen Corp.*	1,205	48,766
Omeros Corp.*	3,796	66,050
Omnicell, Inc.*	2,650	76,082
PAREXEL International Corp.*	1,670	88,243
Pharmacyclics, Inc.*	558	50,058
Questcor Pharmaceuticals, Inc.	585	54,107
Repros Therapeutics, Inc.*	880	15,224
Seattle Genetics, Inc.*	954	36,491
Sorrento Therapeutics, Inc.*	805	5,434
Supernus Pharmaceuticals, Inc.*	10,011	109,620
Synageva BioPharma Corp.*	618	64,766
Team Health Hldgs., Inc.*	1,225	61,177
TearLab Corp.*	4,769	23,225
WellCare Health Plans, Inc.*	960	71,674
Wright Medical Group, Inc.*	1,793	56,300

		2,248,088

INDUSTRIALS (14.0%)
Allegiant Travel Co.	701	82,557
Applied Industrial Technologies, Inc.	1,385	70,261
Astronics Corp.*	3,660	206,605
AZZ, Inc.	2,021	93,128
Corporate Executive Board Co.	1,307	89,164
EnPro Industries, Inc.*	1,570	114,861
Healthcare Svcs. Group, Inc.	1,955	57,555
Miller (Herman), Inc.	1,855	56,095
Mueller Water Product, Inc. Cl A	9,623	83,143
On Assignment, Inc.*	4,381	155,832
Raven Industries, Inc.	4,012	132,958
Saia, Inc.*	2,378	104,466
Sun Hydraulics Corp.	2,334	94,760
Teledyne Technologies, Inc.*	1,068	103,778
Trex Co., Inc.*	975	28,100
USG Corp.*	1,971	59,386

UTI Worldwide, Inc.	5,790	59,869

		1,592,518

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

INFORMATION TECHNOLOGY (22.7%)
Anixter International, Inc.	919	91,964
ARRIS Group, Inc.*	3,899	126,834
Aspen Technology, Inc.*	1,122	52,061
Blackhawk Network Hldgs., Inc.*	1,500	42,330
Brightcove, Inc.*	8,215	86,586
CalAmp Corp.*	5,204	112,719
Cavium, Inc.*	3,084	153,151
CommVault Systems, Inc.*	1,421	69,871
comScore, Inc.*	3,001	106,475
Conversant, Inc.*	2,558	64,973
Cornerstone OnDemand, Inc.*	1,211	55,730
Electronics for Imaging, Inc.*	2,234	100,977
FEI Company	685	62,150
Fleetmatics Group PLC*	1,145	37,029
iGATE Corp.*	3,958	144,032
Imperva, Inc.*	1,939	50,763
Informatica Corp.*	1,738	61,960
LogMeIn, Inc.*	2,374	110,676
Manhattan Associates, Inc.*	1,125	38,734
MAXIMUS, Inc.	1,836	78,985
MaxLinear, Inc. Cl A*	6,800	68,476
Monolithic Power Systems, Inc.	2,988	126,542
Nanometrics, Inc.*	2,559	46,702
Proofpoint, Inc.*	2,524	94,549
PTC, Inc.*	2,494	96,767
QLIK Technologies, Inc.*	2,752	62,250
Rogers Corp.*	1,693	112,331
Synaptics, Inc.*	1,500	135,960
TIBCO Software, Inc.*	2,392	48,247
Ultimate Software Group, Inc.*	360	49,741
Web.com Group, Inc.*	1,005	29,014
WEX, Inc.*	585	61,407

		2,579,986

MATERIALS (4.7%)
A. Schulman, Inc.	2,460	95,202
Calgon Carbon Corp.*	2,830	63,194
CVR Partners LP	4,693	87,712
Fuller (H.B.) Co.	1,442	69,360
Resolute Forest Products*	5,496	92,223
Stepan Co.	1,275	67,397
U.S. Concrete, Inc.*	2,100	51,975

		527,063

TELECOMMUNICATION SERVICES (0.5%)
Consolidated Comms. Hldgs., Inc.	2,484	55,244

UTILITIES (0.7%)
NorthWestern Corp.	1,512	78,911

TOTAL COMMON STOCKS (Cost: $8,230,066) 94.2%		10,685,677

TEMPORARY CASH INVESTMENTS (3) (Cost: $500,000) 4.4%		500,000

TOTAL INVESTMENTS (Cost: $8,730,066) 98.6%		11,185,677

OTHER NET ASSETS 1.4%		160,001

NET ASSETS 100.0%		$11,345,678

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (14.0%)
U.S. Treasury Strip	AA+	0.00	11/15/16	4,500,000	3,583,930
U.S. Treasury Strip	AA+	0.00	08/15/21	3,500,000	2,981,656
U.S. Treasury Strip	AA+	0.00	11/15/24	500,000	375,399
U.S. Treasury Strip	AA+	0.00	08/15/28	4,000,000	2,571,695
U.S. Treasury Strip	AA+	0.00	08/15/29	5,000,000	3,078,530

					12,591,210

U.S. GOVERNMENT AGENCIES (27.5%)
MORTGAGE-BACKED OBLIGATIONS (27.0%)
FHARM	AA+	2.37	09/01/39	60,408	64,439
FHARM	AA+	2.38	04/01/37	32,009	34,016
FHARM	AA+	2.90	04/01/37	45,551	47,888
FHARM	AA+	5.24	02/01/36	41,515	44,216
FHARM	AA+	5.43	05/01/37	26,853	28,006
FHARM	AA+	5.77	03/01/37	19,038	20,412
FHLMC	AA+	2.50	09/01/27	416,663	423,375
FHLMC	AA+	3.00	06/01/27	222,909	231,333
FHLMC	AA+	3.00	08/01/27	417,085	432,846
FHLMC	AA+	3.00	11/01/42	308,289	304,949
FHLMC	AA+	3.00	04/01/43	413,993	409,893
FHLMC	AA+	3.50	01/01/43	462,441	475,951
FHLMC	AA+	4.00	02/01/25	75,856	80,720
FHLMC	AA+	4.00	03/01/41	311,644	330,600
FHLMC	AA+	4.00	07/01/41	292,183	310,659
FHLMC	AA+	4.00	06/01/42	338,627	359,224
FHLMC	AA+	4.00	06/01/42	402,626	427,115
FHLMC	AA+	4.50	03/01/34	144,535	156,850
FHLMC	AA+	4.50	08/01/34	72,285	78,447
FHLMC	AA+	4.50	08/15/35	66,189	72,204
FHLMC	AA+	5.00	02/01/26	31,925	35,330
FHLMC	AA+	5.00	10/01/40	525,795	583,108
FHLMC	AA+	5.50	03/01/21	44,063	47,757
FHLMC	AA+	5.50	07/01/32	54,063	60,560
FHLMC	AA+	5.50	05/01/33	58,136	65,214
FHLMC	AA+	5.50	06/01/37	154,373	173,561
FHLMC	AA+	6.00	07/15/29	42,339	47,497
FHLMC	AA+	6.00	03/15/32	42,913	47,200
FHLMC Strip	AA+	3.00	01/15/43	462,153	459,164
FNMA	AA+	2.42	05/01/43	458,111	456,810
FNMA	AA+	3.00	06/01/33	468,459	478,102
FNMA	AA+	3.00	09/01/33	334,710	341,599
FNMA	AA+	3.00	12/01/42	443,733	434,729
FNMA	AA+	3.00	02/01/43	253,673	250,895
FNMA	AA+	3.00	03/01/43	214,152	212,330
FNMA	AA+	3.50	03/25/28	331,327	341,532
FNMA	AA+	3.50	03/01/32	414,731	434,980
FNMA	AA+	3.50	10/01/41	314,646	325,049
FNMA	AA+	3.50	12/01/41	416,423	430,192
FNMA	AA+	3.50	04/01/42	463,121	479,266
FNMA	AA+	3.50	04/01/42	464,729	479,129
FNMA	AA+	3.50	08/01/42	480,651	495,544
FNMA	AA+	3.50	10/01/42	375,349	386,980
FNMA	AA+	3.50	01/01/44	197,473	201,372
FNMA	AA+	4.00	05/01/19	57,018	60,641
FNMA	AA+	4.00	07/25/26	472,171	505,856
FNMA	AA+	4.00	01/01/31	226,494	243,646
FNMA	AA+	4.00	06/01/39	131,328	139,571
FNMA	AA+	4.00	11/01/40	312,973	332,617
FNMA	AA+	4.00	05/01/41	268,912	285,584
FNMA	AA+	4.00	08/01/42	421,062	447,490
FNMA	AA+	4.50	05/01/18	21,275	22,595
FNMA	AA+	4.50	05/01/19	25,258	26,834
FNMA	AA+	4.50	05/01/30	134,867	148,041
FNMA	AA+	4.50	04/01/31	168,395	184,196
FNMA	AA+	4.50	08/01/33	55,996	60,855

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

FNMA	AA+	4.50	08/01/33	27,512	29,891
FNMA	AA+	4.50	09/01/33	149,663	162,568
FNMA	AA+	4.50	05/01/34	33,218	36,054
FNMA	AA+	4.50	06/01/34	47,438	51,515
FNMA	AA+	4.50	08/01/35	93,464	101,263
FNMA	AA+	4.50	12/01/35	80,243	86,955
FNMA	AA+	4.50	05/01/39	190,840	208,524
FNMA	AA+	4.50	05/01/39	121,850	133,142
FNMA	AA+	4.50	05/01/40	135,212	146,197
FNMA	AA+	5.00	04/01/18	37,569	39,862
FNMA	AA+	5.00	09/01/18	28,211	30,102
FNMA	AA+	5.00	10/01/20	59,409	64,103
FNMA	AA+	5.00	06/01/33	111,322	124,255
FNMA	AA+	5.00	09/01/33	91,354	101,991
FNMA	AA+	5.00	10/01/33	111,916	125,600
FNMA	AA+	5.00	11/01/33	142,598	158,901
FNMA	AA+	5.00	03/01/34	27,363	30,522
FNMA	AA+	5.00	04/01/34	20,819	23,158
FNMA	AA+	5.00	04/01/34	42,691	47,438
FNMA	AA+	5.00	04/01/35	64,044	71,856
FNMA	AA+	5.00	06/01/35	39,239	43,679
FNMA	AA+	5.00	09/01/35	62,023	68,920
FNMA	AA+	5.00	11/25/35	160,525	172,663
FNMA	AA+	5.00	10/01/36	61,507	68,405
FNMA	AA+	5.00	05/01/39	171,840	190,632
FNMA	AA+	5.00	06/01/40	133,273	148,140
FNMA	AA+	5.50	04/01/17	1,437	1,526
FNMA	AA+	5.50	05/01/17	918	975
FNMA	AA+	5.50	06/01/17	3,012	3,199
FNMA	AA+	5.50	09/01/19	16,379	17,557
FNMA	AA+	5.50	08/01/25	50,060	56,686
FNMA	AA+	5.50	01/01/27	22,169	24,860
FNMA	AA+	5.50	09/01/33	36,407	41,191
FNMA	AA+	5.50	10/01/33	137,815	156,753
FNMA	AA+	5.50	03/01/34	15,181	17,131
FNMA	AA+	5.50	03/01/34	39,311	44,759
FNMA	AA+	5.50	07/01/34	39,546	44,244
FNMA	AA+	5.50	09/01/34	158,427	178,250
FNMA	AA+	5.50	09/01/34	23,276	26,284
FNMA	AA+	5.50	09/01/34	148,355	167,605
FNMA	AA+	5.50	10/01/34	25,567	28,893
FNMA	AA+	5.50	02/01/35	43,547	49,183
FNMA	AA+	5.50	02/01/35	63,272	71,892
FNMA	AA+	5.50	04/01/35	70,200	79,274
FNMA	AA+	5.50	08/01/35	101,248	114,318
FNMA	AA+	5.50	11/01/35	67,057	75,715
FNMA	AA+	5.50	06/01/37	82,400	93,078
FNMA	AA+	5.50	11/01/38	32,172	34,973
FNMA	AA+	5.50	06/01/48	38,800	42,097
FNMA	AA+	6.00	04/01/23	44,087	49,610
FNMA	AA+	6.00	01/01/25	102,180	114,979
FNMA	AA+	6.00	03/01/28	51,238	57,979
FNMA	AA+	6.00	04/01/32	6,808	7,661
FNMA	AA+	6.00	04/01/32	5,836	6,605
FNMA	AA+	6.00	05/01/32	8,868	10,109
FNMA	AA+	6.00	05/01/33	128,567	146,051
FNMA	AA+	6.00	09/01/34	63,515	72,347
FNMA	AA+	6.00	10/01/34	101,564	115,837
FNMA	AA+	6.00	11/01/34	22,391	25,197
FNMA	AA+	6.00	12/01/36	57,016	64,320
FNMA	AA+	6.00	01/01/37	53,243	60,088
FNMA	AA+	6.00	05/01/37	18,954	20,742
FNMA	AA+	6.00	07/01/37	25,174	28,328
FNMA	AA+	6.00	08/01/37	36,244	40,785
FNMA	AA+	6.00	12/01/37	10,893	12,258
FNMA	AA+	6.00	10/25/44	94,871	107,493
FNMA	AA+	6.00	02/25/47	90,710	102,798
FNMA	AA+	6.00	12/25/49	94,290	106,136
FNMA	AA+	6.50	09/01/16	650	672

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

FNMA	AA+	6.50	03/01/17	2,771	2,882
FNMA	AA+	6.50	05/01/17	596	606
FNMA	AA+	6.50	06/01/17	11,935	12,457
FNMA	AA+	6.50	05/01/32	6,700	7,568
FNMA	AA+	6.50	05/01/32	8,485	9,586
FNMA	AA+	6.50	07/01/32	4,381	4,953
FNMA	AA+	6.50	07/01/34	46,793	52,900
FNMA	AA+	6.50	09/01/34	39,419	45,565
FNMA	AA+	6.50	09/01/36	18,934	20,087
FNMA	AA+	6.50	05/01/37	46,968	53,572
FNMA	AA+	6.50	09/01/37	24,254	27,347
FNMA	AA+	6.50	05/01/38	27,036	31,531
FNMA	AA+	7.00	09/01/31	5,223	5,868
FNMA	AA+	7.00	04/01/32	12,958	14,412
FNMA	AA+	7.00	01/25/44	130,026	148,648
FNMA	AA+	7.50	06/01/31	2,793	3,209
FNMA	AA+	7.50	02/01/32	8,267	9,986
FNMA	AA+	7.50	06/01/32	2,578	3,041
FNMA	AA+	8.00	04/01/32	557	605
FNMA Strip	AA+	3.00	08/25/42	407,519	407,558
GNMA (4)	AA+	3.50	09/20/33	173,330	180,112
GNMA (4)	AA+	3.50	01/20/37	117,698	120,914
GNMA (4)	AA+	4.00	08/15/41	297,728	318,564
GNMA (4)	AA+	4.00	11/15/41	127,424	136,518
GNMA (4)	AA+	4.00	01/15/42	409,628	438,257
GNMA (4)	AA+	4.00	03/20/42	289,333	309,947
GNMA (4)	AA+	4.50	04/20/31	260,917	287,935
GNMA (4)	AA+	4.50	10/15/40	287,010	313,743
GNMA (4)	AA+	4.50	06/20/41	247,029	269,959
GNMA (4)	AA+	4.50	10/20/43	288,611	317,205
GNMA (4)	AA+	5.00	10/15/24	292,792	326,561
GNMA (4)	AA+	5.00	04/15/39	222,324	248,044
GNMA (4)	AA+	5.00	06/20/39	256,672	277,660
GNMA (4)	AA+	5.00	11/15/39	177,337	195,739
GNMA (4)	AA+	5.00	06/20/40	283,441	313,520
GNMA (4)	AA+	5.50	01/15/36	92,370	103,708
GNMA (4)	AA+	6.50	04/15/31	1,113	1,265
GNMA (4)	AA+	6.50	10/15/31	5,697	6,633
GNMA (4)	AA+	6.50	12/15/31	1,676	1,905
GNMA (4)	AA+	6.50	05/15/32	2,264	2,582
GNMA (4)	AA+	7.00	05/15/31	4,789	5,653
GNMA (4)	AA+	7.00	05/15/32	861	969
GNMA (4)	AA+	7.00	10/20/38	5,073	5,711
Vendee Mortgage Trust (4)	AA+	5.25	01/15/32	218,144	244,063

					24,335,291

NON-MORTGAGE-BACKED OBLIGATIONS (0.5%)
FHLMC	AA+	0.00	11/29/19	500,000	437,942

CORPORATE DEBT (56.2%)
CONSUMER DISCRETIONARY (8.8%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	50,000	53,304
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	350,000	401,528
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	265,887
Brinker International, Inc.	BBB-	3.88	05/15/23	50,000	48,459
Darden Restaurants, Inc.	BBB-	4.50	10/15/21	400,000	420,221
Dollar General Corp.	BBB-	3.25	04/15/23	400,000	377,778
Ethan Allen Global, Inc.	BB-	5.38	10/01/15	250,000	257,500
Expedia, Inc.	BBB-	5.95	08/15/20	305,000	345,095
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	400,000	429,234
Home Depot, Inc.	A	5.40	03/01/16	250,000	269,773
Hyatt Hotels Corp.	BBB	5.38	08/15/21	300,000	338,738
Kohl’s Corp.	BBB+	3.25	02/01/23	150,000	145,117
Kohl’s Corp.	BBB+	4.00	11/01/21	250,000	260,548
Lowe’s Cos., Inc.	A-	3.12	04/15/22	350,000	355,270
Marriott International, Inc.	BBB	3.00	03/01/19	400,000	413,567
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	350,000	379,267
NVR, Inc.	BBB	3.95	09/15/22	400,000	403,095

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	350,000	358,027
Omnicom Group, Inc.	BBB+	3.63	05/01/22	50,000	51,439
Omnicom Group, Inc.	BBB+	4.45	08/15/20	350,000	381,652
Staples, Inc.	BBB-	4.38	01/12/23	400,000	401,364
Tupperware Brands Corp.	BBB-	4.75	06/01/21	400,000	431,791
Whirlpool Corp.	BBB	6.50	06/15/16	250,000	276,603
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	400,000	401,823
Wynn Las Vegas LLC	BBB-	5.38	03/15/22	400,000	416,500

					7,883,580

CONSUMER STAPLES (3.2%)
Avon Products, Inc.	BBB-	4.20	07/15/18	350,000	363,558
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	277,642
Energizer Hldgs., Inc.	BBB-	4.70	05/19/21	350,000	360,429
Hershey Co.	A	4.85	08/15/15	250,000	262,545
Ingredion, Inc.	BBB	4.63	11/01/20	300,000	323,247
Kroger Co.	BBB	4.95	01/15/15	250,000	255,980
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	450,000	454,878
Safeway, Inc.	BBB	3.95	08/15/20	300,000	305,634
Sysco Corp.	A	2.60	06/12/22	275,000	266,782

					2,870,695

ENERGY (4.7%)
Cameron International Corp.	BBB+	4.50	06/01/21	350,000	378,400
Diamond Offshore Drilling, Inc.	A	4.88	07/01/15	250,000	261,148
Energen Corp.	BBB-	4.63	09/01/21	400,000	398,266
EQT Corp.	BBB	4.88	11/15/21	400,000	437,165
Kinder Morgan, Inc.	BB	5.15	03/01/15	250,000	255,313
Marathon Petroleum Corp.	BBB	5.13	03/01/21	300,000	340,137
Murphy Oil Corp.	BBB	2.50	12/01/17	300,000	307,050
National Oilwell Varco, Inc.	A	6.13	08/15/15	250,000	250,270
Noble Corp.	BBB+	7.50	03/15/19	250,000	291,820
Rowan Companies PLC	BBB-	4.88	06/01/22	400,000	428,463
Seacor Hldgs., Inc.	BB-	7.38	10/01/19	250,000	280,000
Sunoco, Inc.	BBB-	4.88	10/15/14	250,000	252,666
Sunoco, Inc.	BBB-	5.75	01/15/17	100,000	110,129
Weatherford Int’l. Ltd.	BBB-	5.50	02/15/16	250,000	268,174

					4,259,001

FINANCIALS (15.1%)
Aflac, Inc.	A	4.00	02/15/22	300,000	321,002
Alleghany Corp.	BBB	5.63	09/15/20	350,000	397,203
American Tower Corp.	BBB-	4.50	01/15/18	400,000	435,837
Bank of America Corp.	A-	3.70	09/01/15	250,000	258,456
Barrick N.A. Finance LLC	BBB	4.40	05/30/21	400,000	418,510
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	304,940
Block Financial LLC	BBB	5.13	10/30/14	250,000	252,915
Block Financial LLC	BBB	5.50	11/01/22	150,000	163,763
Boston Properties LP	A-	3.85	02/01/23	300,000	309,371
Capital One Financial Corp.	BBB	4.75	07/15/21	400,000	444,997
CNA Financial Corp.	BBB	6.50	08/15/16	250,000	278,456
Erac USA Finance Co.†	BBB+	6.38	10/15/17	200,000	230,030
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	100,000	108,115
First Republic Bank	A-	2.38	06/17/19	400,000	402,304
Genworth Financial, Inc.	BBB-	7.20	02/15/21	250,000	304,662
Goldman Sachs Group, Inc.	A-	3.70	08/01/15	300,000	309,426
Harley-Davidson Financial Svcs.†	A-	2.70	03/15/17	300,000	310,271
Hartford Financial Svcs.	BBB	5.50	03/30/20	100,000	114,432
Health Care REIT, Inc.	BBB	3.63	03/15/16	100,000	104,520
Health Care REIT, Inc.	BBB	3.75	03/15/23	50,000	50,158
Health Care REIT, Inc.	BBB	6.13	04/15/20	250,000	290,630
Healthcare Realty Trust	BBB-	3.75	04/15/23	400,000	390,723
Hospitality Properties Trust	BBB-	5.00	08/15/22	400,000	423,169
Jones Lang LaSalle, Inc.	BBB-	4.40	11/15/22	400,000	404,190
Lincoln National Corp.	A-	4.85	06/24/21	100,000	111,094
Markel Corp.	BBB	5.35	06/01/21	200,000	224,673
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	350,000	388,735

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

Moody’s Corp.	BBB+	4.50	09/01/22	250,000	262,103
Moody’s Corp.	BBB+	5.50	09/01/20	100,000	113,700
Morgan Stanley	A-	4.00	07/24/15	250,000	258,923
National Retail Pptys., Inc.	BBB	3.30	04/15/23	150,000	145,574
National Retail Pptys., Inc.	BBB	3.80	10/15/22	250,000	254,929
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	250,000	260,223
Pacific LifeCorp.†	BBB+	6.00	02/10/20	315,000	359,753
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	400,000	419,386
ProLogis LP	BBB+	6.63	05/15/18	350,000	408,486
Protective Life Corp.	A-	7.38	10/15/19	310,000	383,565
Prudential Financial, Inc.	A	4.50	11/16/21	100,000	110,085
Prudential Financial, Inc.	A	4.75	09/17/15	250,000	262,379
Raymond James Financial, Inc.	BBB	4.25	04/15/16	350,000	369,670
Reckson Operating Partnership	BBB-	6.00	03/31/16	400,000	430,485
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	350,000	385,987
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	250,000	259,038
Simon Property Group LP	A	2.80	01/30/17	350,000	364,833
Travelers Cos., Inc.	A	3.90	11/01/20	100,000	107,967
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	300,000	328,907
Vornado Realty LP	BBB	4.25	04/01/15	300,000	305,118

					13,543,693

HEALTH CARE (5.2%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	400,000	439,009
Allergan, Inc.	A+	5.75	04/01/16	250,000	269,335
AmerisourceBergen Corp.	A-	4.88	11/15/19	200,000	224,154
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	400,000	423,564
Biogen Idec, Inc.	A-	6.88	03/01/18	250,000	294,299
CIGNA Corp.	A	2.75	11/15/16	250,000	259,628
Hospira, Inc.	BBB-	6.05	03/30/17	350,000	386,125
Laboratory Corp. of America	BBB+	3.75	08/23/22	400,000	404,747
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	375,000	402,444
PerkinElmer, Inc.	BBB	5.00	11/15/21	400,000	432,379
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	400,000	432,714
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	400,000	438,855
WellPoint, Inc.	A-	4.35	08/15/20	250,000	272,828

					4,680,081

INDUSTRIALS (4.4%)
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	400,000	414,203
Equifax, Inc.	BBB+	3.30	12/15/22	400,000	391,719
Flowserve Corp.	BBB-	3.50	09/15/22	250,000	246,900
Harsco Corp.	BB+	5.75	05/15/18	400,000	433,000
Kennametal, Inc.	BBB	2.65	11/01/19	400,000	399,406
L-3 Communications Corp.	BBB-	4.75	07/15/20	350,000	383,388
Pentair PLC	BBB	5.00	05/15/21	350,000	386,882
Pitney Bowes, Inc.	BBB	5.25	01/15/37	350,000	380,715
Southwest Airlines Co.	BBB-	5.25	10/01/14	250,000	252,643
Textron, Inc.	BBB-	4.63	09/21/16	250,000	267,984
URS Corp.	BBB-	5.00	04/01/22	400,000	407,599

					3,964,439

INFORMATION TECHNOLOGY (4.8%)
Adobe Systems, Inc.	A-	4.75	02/01/20	400,000	444,926
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	400,000	418,059
Avnet, Inc.	BBB-	5.88	06/15/20	395,000	445,470
Fiserv, Inc.	BBB	4.75	06/15/21	400,000	435,146
Ingram Micro, Inc.	BBB-	5.00	08/10/22	125,000	130,816
Ingram Micro, Inc.	BBB-	5.25	09/01/17	275,000	298,864
Lexmark International, Inc.	BBB-	5.13	03/15/20	50,000	53,261
Lexmark International, Inc.	BBB-	6.65	06/01/18	350,000	397,046
Symantec Corp.	BBB	4.20	09/15/20	400,000	415,029
Tech Data Corp.	BBB-	3.75	09/21/17	400,000	419,095
Total System Services, Inc.	BBB+	3.75	06/01/23	400,000	389,451
Western Union Co.	BBB	5.93	10/01/16	400,000	439,079

					4,286,242

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

MATERIALS (6.6%)
Albemarle Corp.	BBB+	4.50	12/15/20	400,000	428,897
Alcoa, Inc.	BBB-	6.75	07/15/18	400,000	459,574
Carpenter Technology Corp.	BBB	4.45	03/01/23	400,000	411,420
Domtar Corp.	BBB-	4.40	04/01/22	400,000	411,808
Eastman Chemical Co.	BBB	4.50	01/15/21	250,000	266,047
Freeport-McMoRan Copper & Gold	BBB	3.55	03/01/22	400,000	396,120
Geon Co.	BBB-	7.50	12/15/15	250,000	270,000
Goldcorp, Inc.	BBB+	2.13	03/15/18	400,000	401,206
Kinross Gold Corp.	NR	3.63	09/01/16	300,000	312,576
Kinross Gold Corp.	BBB-	5.13	09/01/21	100,000	103,580
Lubrizol Corp.	AA	5.50	10/01/14	250,000	253,323
Methanex Corp.	BBB-	3.25	12/15/19	400,000	409,545
Newmont Mining Corp.	BBB	3.50	03/15/22	400,000	385,657
Packaging Corp. of America	BBB	3.90	06/15/22	250,000	256,771
Packaging Corp. of America	BBB	4.50	11/01/23	150,000	160,662
Southern Copper Corp.	BBB	3.50	11/08/22	400,000	389,500
Teck Resources Ltd.	BBB	4.75	01/15/22	350,000	367,249
Vulcan Materials Co.	BB	5.93	06/15/18	200,000	230,250

					5,914,185

TELECOMMUNICATION SERVICES (0.5%)
CenturyLink, Inc.	BB	5.00	02/15/15	250,000	255,313
Verizon Communications, Inc.	BBB+	4.50	09/15/20	200,000	219,998

					475,311

UTILITIES (2.9%)
Constellation Energy	BBB-	5.15	12/01/20	250,000	281,770
Duke Energy Progress, Inc.	A	5.25	12/15/15	250,000	266,886
Entergy Corp.	BBB-	5.13	09/15/20	400,000	443,948
Exelon Generation Co. LLC	BBB	4.25	06/15/22	150,000	156,623
Illinois Power Generating Co.	CCC+	6.30	04/01/20	250,000	246,563
National Fuel Gas Co.	BBB	4.90	12/01/21	350,000	381,591
PPL Energy Supply LLC	BB	4.60	12/15/21	150,000	149,379
PPL Energy Supply LLC	BB	5.70	10/15/15	250,000	262,841
SCANA Corp.	BBB	4.13	02/01/22	400,000	418,241

					2,607,842

TOTAL LONG-TERM DEBT SECURITIES (Cost: $84,650,740) 97.7%					87,849,512

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.7%)
San Diego Gas & Electric Co.†	A-1	0.11	07/01/14	1,500,000	1,500,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,500,000) 1.7%					1,500,000

TEMPORARY CASH INVESTMENTS (2) (Cost: $193,200) 0.2%					193,200

TOTAL INVESTMENTS (Cost: $86,343,940) 99.6%					89,542,712

OTHER NET ASSETS 0.4%					344,670

NET ASSETS 100.0%					$89,887,382

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (13.0%)
FHLB	A-1+	0.05	07/11/14	2,500,000	2,499,971
FHLB	A-1+	0.07	08/15/14	2,500,000	2,499,781

					4,999,752

COMMERCIAL PAPER (83.4%)
Abbott Laboratories†	A-1+	0.10	07/29/14	1,500,000	1,499,883
Air Products & Chemicals†	A-1	0.10	09/03/14	1,500,000	1,499,753
Apple, Inc.†	A-1+	0.08	07/31/14	1,500,000	1,499,900
Chevron Corp.†	A-1+	0.09	09/09/14	1,000,000	999,837
Coca-Cola Co.†	A-1+	0.10	07/21/14	1,000,000	999,944
Coca-Cola Co.†	A-1+	0.10	08/21/14	500,000	499,929
Danaher Corp.†	A-1	0.09	07/10/14	1,500,000	1,499,966
eBay, Inc.†	A-1	0.10	08/12/14	1,500,000	1,499,825
Emerson Electric Co.†	A-1	0.10	09/12/14	1,500,000	1,499,717
Exxon Mobil Corp.	A-1+	0.08	07/31/14	1,500,000	1,499,900
General Electric Capital Corp.	A-1+	0.11	08/18/14	1,500,000	1,499,780
General Re Corp.	A-1+	0.11	09/10/14	1,500,000	1,499,692
Int’l. Business Machines Corp.†	A-1+	0.10	09/10/14	1,200,000	1,199,777
Microsoft Corp.†	A-1+	0.08	07/30/14	1,500,000	1,499,903
National Rural Utilities	A-1	0.09	07/17/14	1,500,000	1,499,940
Piedmont Natural Gas Co.†	A-1	0.11	07/02/14	1,000,000	999,997
Piedmont Natural Gas Co.†	A-1	0.11	07/11/14	500,000	499,985
Precision Castparts Corp.†	A-1	0.10	08/01/14	1,400,000	1,399,879
Procter & Gamble Co.†	A-1+	0.08	07/28/14	1,500,000	1,499,910
San Diego Gas & Electric Co.†	A-1	0.11	07/01/14	1,500,000	1,500,000
Southern California Gas Co.†	A-1	0.11	07/01/14	1,500,000	1,500,000
Toyota Motor Credit Corp.	A-1+	0.10	09/04/14	1,500,000	1,499,747
Wells Fargo & Co.	A-1	0.15	08/01/14	1,500,000	1,499,806
Wisconsin Gas Co.	A-1	0.14	07/07/14	1,500,000	1,499,965

					32,097,035

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $37,096,685) 96.4%					37,096,787

TEMPORARY CASH INVESTMENTS (2) (Cost: $1,300,000) 3.4%					1,300,000

TOTAL INVESTMENTS (Cost: $38,396,685) 99.8%					38,396,787

OTHER NET ASSETS 0.2%					89,916

NET ASSETS 100.0%					$38,486,703

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2014 (Unaudited)

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

EQUITY INDEX FUND	$4,400,000	4.8%
BOND FUND	$2,927,555	3.3%
MONEY MARKET FUND	$21,598,205	56.1%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

Information on futures contracts outstanding in the Funds as of June 30, 2014, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a Percentage of Total Investments
ALL AMERICA FUND	5	E-mini S&P 500 Stock Index	P	September 2014	$488,100	$5,885	1.9%
EQUITY INDEX FUND	51	E-mini S&P 500 Stock Index	P	September 2014	$4,978,620	$41,256	5.5%
MID-CAP EQUITY INDEX FUND	10	E-mini S&P MidCap 400 Stock Index	P	September 2014	$1,429,300	$23,316	2.8%

(a)	Includes the cumulative appreciation(depreciation) of futures contracts.

(2)	The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2014 was 0.15%.
(3)	The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2014 was 0.10%.
(4)	U.S. Government guaranteed security.
(5)	Percentage is less than 0.05%.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.

•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of June 30, 2014, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of June 30, 2014. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of June 30, 2014:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$15,133,783	-	-	$15,133,783
Common Stock - Active	$9,917,950	-	-	$9,917,950
Convertible Preferred Stock - Active	$25,855	-	-	$25,855
Short-Term Debt Securities - Indexed	-	$199,985	-	$199,985
Temporary Cash Investments	-	$565,600	-	$565,600

	$25,077,588	$765,585	-	$25,843,173

Equity Index Fund
Common Stock	$85,145,917	-	-	$85,145,917
Short-Term Debt Securities	-	$5,399,932	-	$5,399,932
Temporary Cash Investments	-	$249,000	-	$249,000

	$85,145,917	$5,648,932	-	$90,794,849

Mid-Cap Equity Index Fund
Common Stock	$50,419,631	-	-	$50,419,631
Short-Term Debt Securities	-	$599,907	-	$599,907
Temporary Cash Investments	-	$363,500	-	$363,500

	$50,419,631	$963,407	-	$51,383,038

Small Cap Value Fund
Common Stock	$14,242,179	-	-	$14,242,179
Convertible Preferred Stock	$23,011	-	-	$23,011
Short-Term Debt Securities	-	$499,969	-	$499,969
Temporary Cash Investments	-	$450,000	-	$450,000

	$14,265,190	$949,969	-	$15,215,159
Small Cap Growth Fund
Common Stock	$10,685,677	-	-	$10,685,677
Temporary Cash Investments	-	$500,000	-	$500,000

	$10,685,677	$500,000	-	$11,185,677
Bond Fund
U.S. Government Debt	-	$12,591,210	-	$12,591,210
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$24,335,291	-	$24,335,291
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$437,942	-	$437,942
Long-Term Corporate Debt	-	$50,485,069	-	$50,485,069
Short-Term Debt Securities	-	$1,500,000	-	$1,500,000
Temporary Cash Investments	-	$193,200	-	$193,200

	-	$89,542,712	-	$89,542,712

Money Market Fund
U.S. Government Agency Short-Term Debt	-	$4,999,752	-	$4,999,752
Commercial Paper	-	$32,097,035	-	$32,097,035
Temporary Cash Investments	-	$1,300,000	-	$1,300,000

	-	$38,396,787	-	$38,396,787
Other Financial Instruments:*
All America Fund	$5,885	—	—	$5,885
Equity Index Fund	$41,256	—	—	$41,256
Mid-Cap Equity Index Fund	$23,316	—	—	$23,316
*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

During the six months ended June 30, 2014, there were no transfers of securities between Level 1, Level 2 or Level 3.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2014 for each of the Funds were as follows.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$8,165,422	$31,919,984	$16,891,849	$3,253,397
Unrealized Depreciation	(728,465)	(1,517,299)	(1,811,762)	(406,943)

Net	$7,436,957	$30,402,685	$15,080,087	$2,846,454

Tax Cost of Investments	$18,406,216	$60,392,164	$36,302,951	$12,368,705

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$2,710,806	$3,646,938	$102
Unrealized Depreciation	(259,649)	(448,166)	-

Net	$2,451,157	$3,198,772	$102

Tax Cost of Investments	$8,734,520	$86,343,940	$38,396,685

Differences in basis between amounts reflected in the Schedules of Investments and those computed for Federal income tax purposes arise from the Federal income tax treatment of wash sales and futures contracts.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

Attached hereto:

(a)  (1) Not applicable to semi-annual report.

	(2) Exhibit 99.CERT	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
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John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: September 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
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John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: September 4, 2014

By:	/s/ GEORGE L. MEDLIN
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George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date: September 4, 2014